================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04847

                                  ECLIPSE FUNDS
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                         Marguerite E. H. Morrison, Esq.
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (973) 394-4437

Date of fiscal year end: October 31

Date of reporting period: 11/1/06-04/30/07

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    MID CAP OPPORTUNITY FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                            MAINSTAY
                            MID CAP OPPORTUNITY FUND

                            MainStay Funds

                            Semiannual Report

                            Unaudited

                            April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5

--------------------------------------------------------------------------------


Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------


Portfolio of Investments                                                      10
--------------------------------------------------------------------------------


Financial Statements                                                          14
--------------------------------------------------------------------------------


Notes to Financial Statements                                                 20
--------------------------------------------------------------------------------

Board Consideration and Approval of Management and Subadvisory Agreements     25
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  28
--------------------------------------------------------------------------------


Shareholder Reports and Quarterly Portfolio Disclosure                        28
--------------------------------------------------------------------------------


Special Meeting of Shareholders                                               28
--------------------------------------------------------------------------------

Trustees and Officers                                                         29

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges        7.05%    7.44%  11.56%  11.14%
Excluding sales charges  13.29    13.69   12.83   11.77

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY MID CAP OPPORTUNITY
                                                                            FUND                    RUSSELL MIDCAP VALUE INDEX
                                                                ----------------------------        --------------------------
4/30/97                                                                     9450                              10000
                                                                           13876                              14096
                                                                           13772                              14363
                                                                           12264                              13718
                                                                           14154                              16407
                                                                           15723                              17788
                                                                           13807                              15388
                                                                           18446                              20763
                                                                           20861                              24979
                                                                           25288                              31160
4/30/07                                                                    28750                              37285

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges        7.83%    7.83%  11.74%  10.91%
Excluding sales charges  12.83    12.83   11.99   10.91

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY MID CAP OPPORTUNITY
                                                                            FUND                    RUSSELL MIDCAP VALUE INDEX
                                                                ----------------------------        --------------------------
4/30/97                                                                    10000                              10000
                                                                           14576                              14096
                                                                           14331                              14363
                                                                           12657                              13718
                                                                           14502                              16407
                                                                           15988                              17788
                                                                           13939                              15388
                                                                           18477                              20763
                                                                           20748                              24979
                                                                           24961                              31160
4/30/07                                                                    28165                              37285

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges       11.84%   11.84%  12.01%  10.92%
Excluding sales charges  12.84    12.84   12.01   10.92

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY MID CAP OPPORTUNITY
                                                                            FUND                    RUSSELL MIDCAP VALUE INDEX
                                                                ----------------------------        --------------------------
4/30/97                                                                    10000                              10000
                                                                           14579                              14096
                                                                           14327                              14363
                                                                           12650                              13718
                                                                           14497                              16407
                                                                           15984                              17788
                                                                           13950                              15388
                                                                           18501                              20763
                                                                           20756                              24979
                                                                           24973                              31160
4/30/07                                                                    28179                              37285

Performance tables and graphs do not reflect any deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1.00% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of .50% and are available in certain individual retire-ment accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Directors. The Manager may recoup the amount of any man-agement fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. From inception (12/27/94)

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                         13.43%   14.04%  13.18%  12.07%

(PERFORMANCE GRAPH)

                                                                MAINSTAY MID CAP OPPORTUNITY
                                                                            FUND                    RUSSELL MIDCAP VALUE INDEX
                                                                ----------------------------        --------------------------
4/30/97                                                                    10000                              10000
                                                                           14721                              14096
                                                                           14640                              14363
                                                                           13065                              13718
                                                                           15120                              16407
                                                                           16834                              17788
                                                                           14825                              15388
                                                                           19845                              20763
                                                                           22539                              24979
                                                                           27418                              31160
4/30/07                                                                    31266                              37285

CLASS R3 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                         13.10%   13.35%  12.50%  11.40%

(PERFORMANCE GRAPH)

                                                                MAINSTAY MID CAP OPPORTUNITY
                                                                            FUND                    RUSSELL MIDCAP VALUE INDEX
                                                                ----------------------------        --------------------------
4/30/97                                                                    10000                              10000
                                                                           14633                              14096
                                                                           14466                              14363
                                                                           12832                              13718
                                                                           14761                              16407
                                                                           16337                              17788
                                                                           14300                              15388
                                                                           19028                              20763
                                                                           21482                              24979
                                                                           25976                              31160
4/30/07                                                                    29443                              37285

                                                          SIX      ONE     FIVE     TEN
BENCHMARK PERFORMANCE                                    MONTHS   YEAR    YEARS    YEARS
----------------------------------------------------------------------------------------

Russell Midcap(R) Value Index(1)                         12.78%   19.66%  15.95%   14.07%
Average Lipper mid-cap value fund(2)                     12.88    15.99   13.34    12.34

through 12/31/03, performance for Class A and B shares (each first offered 1/2/04) includes the historical performance of Class I shares adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for Class A and B shares. Prior to 1/2/04, the Fund offered Class L shares, which were subject to a 1.00% sales charge and a 1.00% CDSC on redemptions within one year of purchase. From inception through 12/29/02, performance for Class L shares (first offered 12/30/02) includes the historical performance of Class I shares adjusted to reflect the applicable sales charge, CDSC and fees and expenses for Class L shares. Effective 1/2/04, all outstanding Class L shares of the Fund were converted to Class C shares, redesignated Class C shares or both. Prior to 4/28/06, performance for Class R3 shares includes the historical performance of Class I shares adjusted to reflect the fees and expenses for Class R3 shares.
1. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capital-ization. Results for all indices assume reinvestment of all income and capital gains. The Russell Midcap(R) Value Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Mid Cap Opportunity Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY MID CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,133.75           $ 7.14            $1,018.25            $ 6.76
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,129.60           $11.09            $1,014.50            $10.49
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,129.70           $11.09            $1,014.50            $10.49
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,134.90           $ 5.51            $1,019.80            $ 5.21
---------------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                       $1,000.00         $1,132.10           $ 8.67            $1,016.80            $ 8.20
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.35% for Class A, 2.10% for Class B and Class C, 1.04% for Class I and 1.64% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).



                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                     94.8
Short-Term Investments (collateral from securities lending                        15.5
  is 10.1%)
Futures Contacts                                                                   0.2
Liabilities in Excess of Cash and Other Assets                                   (10.5)

See Portfolio of Investments on page 10 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Entergy Corp.
 2.  Edison International
 3.  PG&E Corp.
 4.  United States Steel Corp.
 5.  American Electric Power Co., Inc.
 6.  Sempra Energy
 7.  Mattel, Inc.
 8.  A.G. Edwards, Inc.
 9.  ProLogis
10.  Mirant Corp.

 8   MainStay Mid Cap Opportunity Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Daniel O. Glickman and Victor G. Samoilovich of New York Life Investment Management LLC

HOW DID MAINSTAY MID CAP OPPORTUNITY FUND PERFORM RELATIVE TO ITS BENCHMARK AND ITS PEERS FOR THE SIX-MONTH REPORTING PERIOD?

Excluding all sales charges, MainStay Mid Cap Opportunity Fund returned 13.29% for Class A shares, 12.83% for Class B shares and 12.84% for Class C shares for the six months ended April 30, 2007. Over the same period, Class I shares returned 13.43% and Class R3 shares returned 13.10%. All share classes outperformed the 12.78% return of the Russell Midcap(R) Value Index,(1) the Fund's broad-based securities-market index, for the six-month reporting period. Class A, Class I and Class R3 shares outperformed--and Class B and Class C shares underperformed--the 12.88% return of the average Lipper(2) mid-cap value fund for the six months ended April 30, 2007. See page 5 for Fund returns with sales charges.

WHICH SECTORS HAD THE GREATEST POSITIVE IMPACT ON THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD AND WHICH SECTORS WERE THE WEAKEST?

The Fund's strongest sector performance came from materials, energy and utilities. Within the materials sector, metals & mining stocks were strong. The Fund's weakest-performing sectors included financials, telecommunication services and consumer discretionary.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE FUND'S BEST PERFORMERS AND WHICH STOCKS WERE THE WEAKEST?

The strongest individual contributors to the Fund's performance during the reporting period were United States Steel, Entergy Corporation and NRG Energy. The weakest individual contributors were New Century Financial, Circuit City Stores and Lexmark International. New Century Financial lost ground on difficulties in the subprime mortgage market.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

The Fund seeks stocks with attractive relative valuations and strong price trends. Among the stocks that fit the Fund's purchase criteria during the reporting period were Tesoro and Cummins. Two of the stocks that were sold because of unattractive valuations and deteriorating price trends were SPX and New Century Financial.

WERE THERE ANY NOTABLE CHANGES IN THE FUND'S WEIGHTINGS DURING THE REPORTING PERIOD?

Weighting changes in the Fund result from a combination of security performance and the Fund's proprietary quantitative security-selection process. During the reporting period, the Fund's weightings relative to the Russell Midcap(R) Value Index substantially increased in utilities and information technology. Over the same period, the Fund's weightings substantially decreased in industrials and financials.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2007, the Fund was moderately overweight relative to the Russell Midcap(R) Value Index in utilities and health care. On the same date, the Fund was moderately underweight in materials and consumer staples.


Mid-capitalization companies are generally less established and their stocks may be more volatile and less liquid than the securities of larger companies. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term gains. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or they may even go down in value. The Fund's use of securities lending presents the risk of default by the borrower, which may also result in a loss to the Fund. See additional securities-lending disclosure in the Notes to Financial Statements (Note 2).
1. See footnote on page 6 for more information on the Russell Midcap(R) Value Index.
2. See footnote on page 6 for more information on Lipper, Inc.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                     www.mainstayfunds.com     9

PORTFOLIO OF INVESTMENTS+++ APRIL 30, 2007 UNAUDITED


                                                        SHARES          VALUE
COMMON STOCKS (94.8%)+
-----------------------------------------------------------------------------
AIRLINES (0.0%)++
UAL Corp. (a)                                              269   $      8,985
                                                                 ------------
AUTO COMPONENTS (1.4%)
Autoliv, Inc.                                           36,817      2,140,909
                                                                 ------------

BEVERAGES (1.5%)
Pepsi Bottling Group, Inc. (The)                        22,043        723,231
PepsiAmericas, Inc.                                     64,404      1,554,713
                                                                 ------------
                                                                    2,277,944
                                                                 ------------
BUILDING PRODUCTS (0.9%)
Lennox International, Inc.                              39,853      1,347,430
                                                                 ------------
CAPITAL MARKETS (2.8%)
V  A.G. Edwards, Inc.                                   35,753      2,590,305
Northern Trust Corp.                                    28,443      1,790,487
                                                                 ------------
                                                                    4,380,792
                                                                 ------------
CHEMICALS (1.4%)
Celanese Corp. Class A                                  30,612      1,015,400
Lyondell Chemical Co.                                   29,888        930,115
PPG Industries, Inc.                                     3,070        225,891
                                                                 ------------
                                                                    2,171,406
                                                                 ------------
COMMERCIAL BANKS (6.2%)
Commerce Bancshares, Inc.                                7,812        369,820
First Citizens BancShares, Inc. Class A                  3,129        634,874
Huntington Bancshares, Inc. (b)                         89,652      1,988,481
KeyCorp                                                 62,262      2,221,508
M&T Bank Corp.                                          18,227      2,029,394
TCF Financial Corp. (b)                                 32,262        873,655
UnionBanCal Corp.                                       25,286      1,554,583
                                                                 ------------
                                                                    9,672,315
                                                                 ------------
COMPUTERS & PERIPHERALS (0.9%)
Lexmark International, Inc. Class A (a)                 25,595      1,394,927
                                                                 ------------

CONSUMER FINANCE (0.8%)
AmeriCredit Corp. (a)(b)                                48,071      1,212,831
                                                                 ------------
DISTRIBUTORS (1.0%)
Genuine Parts Co.                                       31,283      1,545,693
                                                                 ------------

DIVERSIFIED FINANCIAL SERVICES (1.0%)
CIT Group, Inc.                                         25,091      1,496,678
                                                                 ------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
CenturyTel, Inc.                                        33,615      1,547,971
Qwest Communications International, Inc. (a)(b)        112,979      1,003,254
                                                                 ------------
                                                                    2,551,225
                                                                 ------------


                                                        SHARES          VALUE
ELECTRIC UTILITIES (6.8%)
V  American Electric Power Co., Inc.                    62,279   $  3,127,651
V  Edison International                                 64,671      3,385,527
V  Entergy Corp.                                        36,113      4,085,825
                                                                 ------------
                                                                   10,599,003
                                                                 ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Avnet, Inc. (a)(b)                                      44,886      1,835,837
AVX Corp.                                               52,427        872,385
Vishay Intertechnology, Inc. (a)                           816         13,586
                                                                 ------------
                                                                    2,721,808
                                                                 ------------
FOOD & STAPLES RETAILING (1.6%)
Kroger Co. (The)                                        68,272      2,014,707
Safeway, Inc.                                           13,506        490,268
                                                                 ------------
                                                                    2,504,975
                                                                 ------------
GAS UTILITIES (1.3%)
Energen Corp.                                           36,766      2,060,734
                                                                 ------------

HEALTH CARE PROVIDERS & SERVICES (3.4%)
AmerisourceBergen Corp.                                 32,826      1,640,972
CIGNA Corp.                                             15,379      2,392,819
Health Management Associates, Inc. Class A (b)         110,385      1,180,016
                                                                 ------------
                                                                    5,213,807
                                                                 ------------
HEALTH CARE TECHNOLOGY (0.8%)
IMS Health, Inc.                                        44,147      1,294,832
                                                                 ------------

HOUSEHOLD DURABLES (1.6%)
Black & Decker Corp. (b)                                10,066        913,188
KB Home (b)                                             10,647        469,639
Leggett & Platt, Inc.                                   19,074        448,620
Stanley Works (The)                                     10,013        583,558
                                                                 ------------
                                                                    2,415,005
                                                                 ------------
HOUSEHOLD PRODUCTS (0.2%)
Energizer Holdings, Inc. (a)                             2,845        276,477
                                                                 ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.0%)
V  Mirant Corp. (a)                                     55,869      2,506,842
NRG Energy, Inc. (a)                                     6,813        537,954
                                                                 ------------
                                                                    3,044,796
                                                                 ------------
INSURANCE (5.4%)
Ambac Financial Group, Inc.                                943         86,567
Assurant, Inc.                                          40,689      2,340,838

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 10   MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
INSURANCE (CONTINUED)
Cincinnati Financial Corp.                              35,677   $  1,614,027
SAFECO Corp.                                            23,815      1,589,413
Transatlantic Holdings, Inc.                            15,788      1,097,108
W.R. Berkley Corp.                                      49,724      1,615,533
                                                                 ------------
                                                                    8,343,486
                                                                 ------------
INTERNET & CATALOG RETAIL (1.7%)
Expedia, Inc. (a)                                       49,841      1,177,244
IAC/InterActiveCorp. (a)(b)                             39,253      1,496,324
                                                                 ------------
                                                                    2,673,568
                                                                 ------------
INTERNET SOFTWARE & SERVICES (0.0%)++
VeriSign, Inc. (a)                                       1,244         34,023
                                                                 ------------

IT SERVICES (0.6%)
Convergys Corp. (a)                                     38,946        983,776
                                                                 ------------

LEISURE EQUIPMENT & PRODUCTS (2.0%)
Hasbro, Inc.                                            11,981        378,719
V  Mattel, Inc.                                         94,324      2,669,369
                                                                 ------------
                                                                    3,048,088
                                                                 ------------
MACHINERY (4.2%)
Cummins, Inc.                                           19,224      1,771,684
Eaton Corp.                                             26,109      2,329,184
PACCAR, Inc.                                             5,184        435,352
Parker Hannifin Corp.                                   20,270      1,867,678
Terex Corp. (a)                                            737         57,375
                                                                 ------------
                                                                    6,461,273
                                                                 ------------
METALS & MINING (3.6%)
Steel Dynamics, Inc.                                    51,299      2,273,059
V  United States Steel Corp.                            32,284      3,278,117
                                                                 ------------
                                                                    5,551,176
                                                                 ------------
MULTILINE RETAIL (2.1%)
Dillard's, Inc. Class A                                 55,222      1,912,338
Dollar Tree Stores, Inc. (a)                            34,692      1,364,089
                                                                 ------------
                                                                    3,276,427
                                                                 ------------
MULTI-UTILITIES (7.9%)
Alliant Energy Corp.                                    40,342      1,766,980
CenterPoint Energy, Inc.                                58,694      1,105,208
KeySpan Corp.                                           38,728      1,603,726
OGE Energy Corp.                                        40,915      1,572,773
V  PG&E Corp.                                           66,087      3,344,002
V  Sempra Energy                                        44,927      2,851,966
                                                                 ------------
                                                                   12,244,655
                                                                 ------------
OFFICE ELECTRONICS (1.4%)
Xerox Corp. (a)                                        119,160      2,204,460
                                                                 ------------


                                                        SHARES          VALUE
OIL, GAS & CONSUMABLE FUELS (5.0%)
Frontier Oil Corp.                                      41,401   $  1,462,697
Hess Corp.                                              40,147      2,278,342
Sunoco, Inc.                                            22,615      1,708,111
Tesoro Corp.                                            19,441      2,356,249
                                                                 ------------
                                                                    7,805,399
                                                                 ------------
PERSONAL PRODUCTS (1.1%)
Alberto-Culver Co.                                      68,035      1,652,570
                                                                 ------------
PHARMACEUTICALS (1.0%)
King Pharmaceuticals, Inc. (a)                          77,976      1,594,609
                                                                 ------------
REAL ESTATE INVESTMENT TRUSTS (8.1%)
Essex Property Trust, Inc.                               5,145        662,985
Hospitality Properties Trust                            38,429      1,749,672
HRPT Properties Trust                                  131,434      1,608,752
iStar Financial, Inc.                                    6,088        291,737
Liberty Property Trust                                   9,161        443,301
Mack-Cali Realty Corp.                                  34,140      1,671,836
Plum Creek Timber Co., Inc.                             50,494      2,004,612
V  ProLogis (b)                                         39,201      2,540,225
Rayonier, Inc.                                          19,656        852,481
Weingarten Realty Investors                             14,872        711,774
                                                                 ------------
                                                                   12,537,375
                                                                 ------------
ROAD & RAIL (0.4%)
YRC Worldwide, Inc. (a)                                 14,583        580,258
                                                                 ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Novellus Systems, Inc. (a)                              25,816        835,664
                                                                 ------------
SOFTWARE (1.3%)
Compuware Corp. (a)                                     57,948        571,947
Fair Isaac Corp. (b)                                    38,790      1,385,191
                                                                 ------------
                                                                    1,957,138
                                                                 ------------
SPECIALTY RETAIL (2.8%)
AutoNation, Inc. (a)                                    73,223      1,496,678
Circuit City Stores, Inc.                               61,840      1,079,108
OfficeMax, Inc.                                          4,588        225,821
Sherwin-Williams Co. (The)                              24,950      1,591,062
                                                                 ------------
                                                                    4,392,669
                                                                 ------------
TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Jones Apparel Group, Inc.                               43,508      1,452,732
                                                                 ------------
THRIFTS & MORTGAGE FINANCE (3.9%)
MGIC Investment Corp. (b)                               30,943      1,906,398
PMI Group, Inc. (The)                                   45,142      2,188,033
Radian Group, Inc.                                      33,650      1,955,402
                                                                 ------------
                                                                    6,049,833
                                                                 ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
TOBACCO (0.9%)
UST, Inc.                                               26,131   $  1,481,105
                                                                 ------------

TRADING COMPANIES & DISTRIBUTORS (1.0%)
W.W. Grainger, Inc.                                     18,230      1,506,163
                                                                 ------------
Total Common Stocks
 (Cost $125,684,903)                                              146,999,019(i)
                                                                 ------------
                                                     PRINCIPAL
                                                        AMOUNT
SHORT-TERM INVESTMENTS (15.5%)
-----------------------------------------------------------------------------
COMMERCIAL PAPER (2.5%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (c)                            $  795,658        795,658
Compass Securitization
 5.292%, due 5/23/07 (c)                               265,219        265,219
 5.294%, due 5/31/07 (c)                               265,219        265,219
Den Danske Bank
 5.276%, due 5/15/07 (c)                               265,219        265,219
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (c)                               212,175        212,175
 5.289%, due 5/4/07 (c)                                520,732        520,732
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (c)                               265,219        265,219
Old Line Funding LLC
 5.293%, due 5/16/07 (c)                               265,219        265,219
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (c)                                265,219        265,219
Ranger Funding
 5.293%, due 5/22/07 (c)                               513,775        513,775
Yorktown Capital LLC
 5.282%, due 5/31/07 (c)                               265,219        265,219
                                                                 ------------
Total Commercial Paper
 (Cost $3,898,873)                                                  3,898,873
                                                                 ------------

                                                        SHARES
INVESTMENT COMPANY (1.4%)
BGI Institutional Money Market Fund (c)              2,216,024      2,216,024
                                                                 ------------
Total Investment Company
 (Cost $2,216,024)                                                  2,216,024
                                                                 ------------
                                                     PRINCIPAL
                                                        AMOUNT          VALUE
REPURCHASE AGREEMENT (0.4%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $530,518 (Collateralized by
 various Corporate Bonds and a U.S. Treasury Note,
 with rates between 0.00%-8.38% and maturity dates
 between 8/1/07-2/15/99, with a Principal Amount
 of $841,225 and a Market Value of $554,321) (c)    $  530,439   $    530,439
                                                                 ------------
Total Repurchase Agreement
 (Cost $530,439)                                                      530,439
                                                                 ------------
TIME DEPOSITS (5.9%)
Abbey National PLC
 5.30%, due 5/7/07 (c)                                 530,438        530,438
Bank of America Corp.
 5.27%, due 5/18/07 (c)(d)                             795,658        795,658
Bank of Nova Scotia
 5.28%, due 5/17/07 (c)                                530,439        530,439
Calyon
 5.31%, due 5/1/07 (c)                               2,917,412      2,917,412
Deutsche Bank AG
 5.28%, due 5/15/07 (c)                                265,219        265,219
KBC Bank N.V.
 5.28%, due 6/5/07 (c)                                 583,482        583,482
Rabobank Nederland
 5.265%, due 5/3/07 (c)                              1,060,877      1,060,877
Royal Bank of Scotland
 5.285%, due 5/8/07 (c)                                530,439        530,439
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (c)                                530,439        530,439
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (c)                                530,439        530,439
Toronto Dominion Bank
 5.28%, due 5/11/07 (c)                                530,439        530,439
UBS AG
 5.27%, due 5/4/07 (c)                                 265,219        265,219
                                                                 ------------
Total Time Deposits
 (Cost $9,070,500)                                                  9,070,500
                                                                 ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 12   MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
-----------------------------------------------------------------------------
U.S. GOVERNMENT (5.3%)
United States Treasury Bills
 4.69%, due 7/5/07                                  $7,900,000   $  7,832,108
 4.69%, due 7/19/07 (e)                                400,000        395,830
                                                                 ------------
Total U.S. Government
 (Cost $8,226,182)                                                  8,227,938
                                                                 ------------
Total Short-Term Investments
 (Cost $23,942,018)                                                23,943,774
                                                                 ------------
Total Investments
 (Cost $149,626,921) (f)                                 110.3%   170,942,793(g)
Liabilities in Excess of
 Cash and Other Assets                                   (10.3)   (15,960,377)
                                                    ----------   ------------
Net Assets                                               100.0%  $154,982,416
                                                    ==========   ============

                                                    CONTRACTS            UNREALIZED
                                                         LONG       APPRECIATION(H)
FUTURES CONTRACTS (0.2%)
-----------------------------------------------------------------------------------
Standard & Poor's 500 Index
 Mini June 2007                                           110   $           245,925
                                                                -------------------
Total Futures Contracts
 (Settlement Value $8,186,200) (i)                              $           245,925
                                                                ===================

++   Less than one-tenth of a percent.
+++  All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper
     coverage for these transactions.
(a)  Non-income producing security.
(b)  Represents a security, or a portion thereof, which is out on loan.
(c)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)  Floating rate. Rate shown is the rate in effect at April 30,
     2007.
(e)  Segregated as collateral for futures contracts.
(f)  The cost for federal income tax purposes is $149,885,838.
(g)  At April 30, 2007 net unrealized appreciation was
     $21,056,955, based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation
     for all investments on which there was an excess of market value over cost of $22,697,022 and aggregate gross
     unrealized depreciation for all investments on which there was an excess of cost over market value of $1,640,067.
(h)  Represents the difference between the value of the contracts at the time they were opened and the value at April 30,
     2007.
(i)  The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts
     represents 100.1% of net assets.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost
  $149,626,921) including $15,150,885 market
  value of securities loaned                    $170,942,793
Cash                                                  88,446
Receivables:
  Fund shares sold                                   177,109
  Dividends and interest                             104,087
Other assets                                          42,352
                                                -------------
    Total assets                                 171,354,787
                                                -------------
LIABILITIES:
Securities lending collateral                     15,715,836
Payables:
  Fund shares redeemed                               229,631
  Transfer agent (See Note 3)                        148,550
  Manager (See Note 3)                                90,075
  Variation margin on futures contracts               74,800
  NYLIFE Distributors (See Note 3)                    61,166
  Professional fees                                   23,014
  Shareholder communication                           17,286
  Custodian                                            8,329
  Trustees                                             1,551
Accrued expenses                                       2,133
                                                -------------
    Total liabilities                             16,372,371
                                                -------------
Net assets                                      $154,982,416
                                                =============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per share)
  1 billion shares authorized:
  Class A                                       $     24,520
  Class B                                              8,176
  Class C                                              9,963
  Class I                                              8,532
  Class R3                                                34
Additional paid-in capital                       123,214,620
Accumulated undistributed net investment
  income                                              44,786
Accumulated undistributed net realized gain on
  investments and futures transactions            10,109,988
Net unrealized appreciation on investments and
  futures contracts                               21,561,797
                                                -------------
Net assets                                      $154,982,416
                                                =============
CLASS A
Net assets applicable to outstanding shares     $ 74,724,026
                                                =============
Shares of capital stock outstanding                2,452,012
                                                =============
Net asset value per share outstanding           $      30.47
Maximum sales charge (5.50% of offering price)          1.77
                                                -------------
Maximum offering price per share outstanding    $      32.24
                                                =============
CLASS B
Net assets applicable to outstanding shares     $ 24,293,624
                                                =============
Shares of capital stock outstanding                  817,624
                                                =============
Net asset value and offering price per share
  outstanding                                   $      29.71
                                                =============
CLASS C
Net assets applicable to outstanding shares     $ 29,588,298
                                                =============
Shares of capital stock outstanding                  996,305
                                                =============
Net asset value and offering price per share
  outstanding                                   $      29.70
                                                =============
CLASS I
Net assets applicable to outstanding shares     $ 26,271,448
                                                =============
Shares of capital stock outstanding                  853,190
                                                =============
Net asset value and offering price per share
  outstanding                                   $      30.79
                                                =============
CLASS R3
Net assets applicable to outstanding shares     $    105,020
                                                =============
Shares of capital stock outstanding                    3,444
                                                =============
Net asset value and offering price per share
  outstanding                                   $      30.49
                                                =============

 14   MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends                                    $ 1,409,568
  Interest                                          68,128
  Income from securities loaned--net                12,651
                                               -----------
    Total income                                 1,490,347
                                               -----------
EXPENSES:
  Manager (See Note 3)                             656,018
  Transfer agent--Classes A, B and C (See
    Note 3)                                        197,670
  Transfer agent--Class I and R3 (See Note 3)        9,866
  Distribution--Class B (See Note 3)                83,809
  Distribution--Class C (See Note 3)               113,263
  Distribution--Class R3 (See Note 3)                   65
  Distribution/Service--Class A (See Note 3)        85,161
  Service--Class B (See Note 3)                     27,936
  Service--Class C (See Note 3)                     37,754
  Service--Class R3 (See Note 3)                        65
  Registration                                      42,652
  Professional fees                                 25,793
  Shareholder communication                         17,827
  Custodian                                          9,845
  Trustees                                           3,209
  Shareholder service--Class R3 (See Note 3)            26
  Miscellaneous                                      7,345
                                               -----------
    Total expenses before
      waiver/reimbursement                       1,318,304
  Expense waiver/reimbursement from Manager
    (See Note 3)                                 (175,954)
                                               -----------
    Net expenses                                 1,142,350
                                               -----------
Net investment income                              347,997
                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on:
  Security transactions                         10,535,262
  Futures transactions                           (166,059)
                                               -----------
Net realized gain on investments and futures
  transactions                                  10,369,203
                                               -----------
Net change in unrealized appreciation on:
  Security transactions                          7,198,154
  Futures contracts                                245,925
                                               -----------
Net change in unrealized appreciation on
  investments and futures contracts              7,444,079
                                               -----------
Net realized and unrealized gain on
  investments and futures transactions          17,813,282
                                               -----------
Net increase in net assets resulting from
  operations                                   $18,161,279
                                               ===========

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                             2007           2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income               $    347,997   $    374,908
 Net realized gain on investments
  and futures transactions             10,369,203      4,501,239
 Net change in unrealized
  appreciation on investments and
  futures contracts                     7,444,079     10,036,285
                                     ---------------------------
 Net increase in net assets
  resulting from operations            18,161,279     14,912,432
                                     ---------------------------
Dividends and distributions to shareholders:
 From net investment income:
   Class A                               (258,693)      (138,208)
   Class I                               (124,722)      (150,367)
   Class R3                                    (5)            --
 From net realized gain on
  investments:
   Class A                             (2,138,909)    (2,305,129)
   Class B                               (729,410)    (1,353,450)
   Class C                             (1,039,185)    (1,261,301)
   Class I                               (793,862)    (1,196,592)
   Class R3                                  (339)            --
                                     ---------------------------
 Total dividends and distributions
  to shareholders                      (5,085,125)    (6,405,047)
                                     ---------------------------
 Capital share transactions:
 Net proceeds from sale of shares:
   Class A                             10,786,783     25,832,564
   Class B                              3,829,237      7,227,435
   Class C                              1,858,069     13,714,172
   Class I                              2,087,401     13,242,684
   Class R3                                89,853         10,000
 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends and distributions:
   Class A                              2,060,409      2,099,312
   Class B                                709,193      1,323,778
   Class C                                844,101      1,053,846
   Class I                                888,135      1,288,269
   Class R3                                   344             --
                                     ---------------------------
                                       23,153,525     65,792,060
 Cost of shares redeemed:
   Class A                            (10,043,079)   (17,551,051)
   Class B                             (2,337,177)    (5,606,067)
   Class C                             (7,224,960)    (7,810,307)
   Class I                             (3,279,554)   (15,065,315)
   Class R3                                (1,726)            --
                                     ---------------------------
                                      (22,886,496)   (46,032,740)

                                             2007           2006
 Net asset value of shares converted (See Note
  1):
   Class A                           $    934,957   $  8,166,742
   Class B                               (934,957)    (8,166,742)
   Increase in net assets derived
    from capital share transactions       267,029     19,759,320
                                     ---------------------------
   Net increase in net assets          13,343,183     28,266,705

NET ASSETS:
Beginning of period                   141,639,233    113,372,528
                                     ---------------------------
End of period                        $154,982,416   $141,639,233
                                     ===========================
Accumulated undistributed net
 investment income at end of period  $     44,786   $     80,209
                                     ===========================

 16   MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                               CLASS A
                                                       -------------------------------------------------------
                                                                                                   JANUARY 2,
                                                       SIX MONTHS                                     2004*
                                                         ENDED                                       THROUGH
                                                       APRIL 30,       YEAR ENDED OCTOBER 31,      OCTOBER 31,
                                                         2007**          2006          2005           2004
Net asset value at beginning of period                  $  27.91       $  26.10      $  23.45        $21.93
                                                       ----------      ---------     ---------     -----------
Net investment income (loss)                                0.10(a)        0.12          0.06         (0.01)
Net realized and unrealized gain on investments             3.51           3.12          3.34          1.53
                                                       ----------      ---------     ---------     -----------
Total from investment operations                            3.61           3.24          3.40          1.52
                                                       ----------      ---------     ---------     -----------
Less dividends and distributions:
  From net investment income                              (0.11)         (0.08)        (0.04)            --
  From net realized gain on investments                   (0.94)         (1.35)        (0.71)            --
                                                       ----------      ---------     ---------     -----------
Total dividends and distributions                         (1.05)         (1.43)        (0.75)            --
                                                       ----------      ---------     ---------     -----------
Net asset value at end of period                        $  30.47       $  27.91      $  26.10        $23.45
                                                       ==========      =========     =========     ===========
Total investment return (c)                                13.29%(d)      12.89%        14.59%         6.93%(d)
Ratios (to average net assets)/Supplemental Data:
  Net investment income (loss)                              0.69%+         0.47%         0.32%        (0.21%)+
  Net expenses                                              1.35%+         1.35%         1.50%         1.53% +#
  Expenses (before waiver/reimbursement)                    1.63%+         1.68%         1.78%         2.13% +#
Portfolio turnover rate                                       51%            94%          153%           43%
Net assets at end of period (in 000's)                  $ 74,724       $ 64,829      $ 42,239        $6,554

                                                                         CLASS C
                                            ------------------------------------------------------------------
                                                                                                  DECEMBER 30,
                                            SIX MONTHS                                               2002*
                                              ENDED                                                 THROUGH
                                            APRIL 30,            YEAR ENDED OCTOBER 31,           OCTOBER 31,
                                              2007**         2006         2005         2004           2003
Net asset value at beginning of period       $ 27.21        $ 25.59      $ 23.14      $20.86         $15.87
                                            ----------      -------      -------      ------      ------------
Net investment income (loss)                   (0.01)(a)      (0.05)       (0.08)      (0.07)         (0.06)(a)
Net realized and unrealized gain (loss) on
  investments                                   3.44           3.02         3.25        2.50           5.05
                                            ----------      -------      -------      ------      ------------
Total from investment operations                3.43           2.97         3.17        2.43           4.99
                                            ----------      -------      -------      ------      ------------
Less dividends and distributions:
  From net investment income                      --             --        (0.01)         --             --
  From net realized gain on investments        (0.94)         (1.35)       (0.71)      (0.15)            --
                                            ----------      -------      -------      ------      ------------
Total dividends and distributions              (0.94)         (1.35)       (0.72)      (0.15)            --
                                            ----------      -------      -------      ------      ------------
Net asset value at end of period             $ 29.70        $ 27.21      $ 25.59      $23.14         $20.86
                                            ==========      =======      =======      ======      ============
Total investment return (c)                    12.84%(d)      12.09%       13.76%      11.71%         31.44%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                 (0.04%)+       (0.26%)      (0.43%)     (0.96%)        (0.53%)+
  Net expenses                                  2.10% +        2.10%        2.25%       2.28%#         2.13% +#
  Expenses (before waiver/reimbursement)        2.37% +        2.43%        2.53%       2.88%#         2.37% +#
Portfolio turnover rate                           51%            94%         153%         43%            90%
Net assets at end of period (in 000's)       $29,588        $31,445      $22,687      $4,951         $    1

*    Commencement of operations.
**   Unaudited.
+    Annualized.
#    Includes transfer agent fees paid indirectly which amounted to 0.02%, 0.09% and 0.13% of average net assets for the years or periods ended October 31, 2004, October 31, 2003 and
     October 31, 2002, respectively.
(a)  Per share data based on average shares outstanding during the period.
(b)  Less than one cent per share.
(c)  Total return is calculated exclusive of sales charges. Class I and Class R3 are not subject to sales charges.
(d)  Total return is not annualized.

 18   MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                          CLASS B
------------------------------------------------------------
                                                 JANUARY 2,
     SIX MONTHS                                     2004*
       ENDED                                       THROUGH
     APRIL 30,       YEAR ENDED OCTOBER 31,      OCTOBER 31,
       2007**          2006          2005           2004
      $ 27.23        $ 25.60       $ 23.14         $21.79
     ----------      --------      --------      -----------
        (0.01)(a)      (0.08)        (0.10)         (0.07)
         3.43           3.06          3.28           1.42
     ----------      --------      --------      -----------
         3.42           2.98          3.18           1.35
     ----------      --------      --------      -----------
           --             --         (0.01)            --
        (0.94)         (1.35)        (0.71)            --
     ----------      --------      --------      -----------
        (0.94)         (1.35)        (0.72)            --
     ----------      --------      --------      -----------
      $ 29.71        $ 27.23       $ 25.60         $23.14
     ==========      ========      ========      ===========
        12.83%(d)      12.09%        13.81%          6.20%(d)
        (0.06%)+       (0.18%)       (0.43%)        (0.96%)+
         2.10% +        2.10%         2.25%          2.28% +#
         2.37% +        2.43%         2.53%          2.88% +#
           51%            94%          153%            43%
      $24,294        $21,047       $25,068         $5,756

                                      CLASS I                                                 CLASS R3
    ---------------------------------------------------------------------------      ---------------------------
                                                                                                      APRIL 28,
    SIX MONTHS                                                                       SIX MONTHS         2006*
      ENDED                                                                            ENDED           THROUGH
    APRIL 30,                         YEAR ENDED OCTOBER 31,                         APRIL 30,       OCTOBER 31,
      2007**         2006         2005         2004         2003         2002          2007**           2006
     $ 28.18        $ 26.34      $ 23.57      $ 21.01      $ 16.16      $ 16.30        $27.87          $27.81
    ----------      -------      -------      -------      -------      -------      ----------      -----------
        0.15(a)        0.24         0.12         0.05         0.08(a)      0.09          0.02(a)        (0.00)(b)
        3.54           3.11         3.42         2.66         4.84        (0.14)         3.55            0.06
    ----------      -------      -------      -------      -------      -------      ----------      -----------
        3.69           3.35         3.54         2.71         4.92        (0.05)         3.57            0.06
    ----------      -------      -------      -------      -------      -------      ----------      -----------
       (0.14)         (0.16)       (0.06)          --        (0.07)       (0.09)        (0.01)             --
       (0.94)         (1.35)       (0.71)       (0.15)          --           --         (0.94)             --
    ----------      -------      -------      -------      -------      -------      ----------      -----------
       (1.08)         (1.51)       (0.77)       (0.15)       (0.07)       (0.09)        (0.95)             --
    ----------      -------      -------      -------      -------      -------      ----------      -----------
     $ 30.79        $ 28.18      $ 26.34      $ 23.57      $ 21.01      $ 16.16        $30.49          $27.87
    ==========      =======      =======      =======      =======      =======      ==========      ===========
       13.43%(d)      13.24%       15.11%       12.97%       30.59%       (0.38%)       13.10%(d)        0.22%(d)
        1.01%+         0.81%        0.78%        0.26%        0.47%        0.46%         0.11%+         (0.02%)+
        1.04%+         1.04%        1.04%        1.06%#       1.13%#       1.17%#        1.64%+          1.64% +
        1.13%+         1.16%        1.27%        1.66%#       1.37%#       1.29%#        1.72%+          1.77% +
          51%            94%         153%          43%          90%          75%           51%             94%
     $26,271        $24,309      $23,379      $18,508      $13,617      $51,231        $  105          $   10

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

Eclipse Funds (the "Trust") was organized on July 30, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company and is comprised of three funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Mid Cap Opportunity Fund (the "Fund"), a diversified fund.

The Fund currently offers five classes of shares. Class I shares commenced on December 27, 1994. Class C shares commenced on December 30, 2002. Class A and Class B shares commenced on January 2, 2004. Class R3 shares commenced on April 28, 2006. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I and Class R3 shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The five classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A and Class R3 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee. Class R3 shares are authorized to pay to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R3 shares, a shareholder service fee.

The Fund's investment objective is to seek high total return.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund did not hold securities that were valued in such manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the

 20   MainStay Mid Cap Opportunity Fund
effective interest rate method. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 22) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill its investment objective.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

(H) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(I) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 23.)

(J) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New

                                                    www.mainstayfunds.com     21

York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. The Fund is advised by the Manager directly, without a subadvisor.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of 0.90% of the average daily net assets of the Fund.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.35%; Class B, 2.10%; Class C, 2.10%; Class I, 1.04%; and Class R3, 1.64%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.04% of the Fund's average daily net assets for its Class I shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. In addition, the Manager also had an agreement in place under which it had agreed to reimburse the transfer agency fees of the Class A shares of the Fund so that total ordinary operating expenses did not exceed 1.35% of the average daily net assets for Class A shares. The Manager also applied an equivalent reimbursement, in an equal amount of basis points, to the Fund's Class B and Class C shares. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $656,018 and waived its fees in the amount of $93,609. For the period November 1, 2006 through February 28, 2007, the Manager reimbursed the transfer agency fees of Class A, Class B and Class C shares of the Fund in the amount of $82,345.

As of April 30, 2007, the amounts of waived/reimbursed fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

        OCTOBER 31,
 2008*      2009      2010     TOTAL

$156,672  $398,710  $175,954  $731,336
--------------------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to Class A, Class B, Class C and Class R3 shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution or service activities as designated by the Distributor. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plans for the Class R3 shares, the Manager has agreed to provide,

 22   MainStay Mid Cap Opportunity Fund
through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R3.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $21,213 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $440, $21,059 and $5,204, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $207,536.

(E) INDEPENDENT TRUSTEE FEES. For the six months ended April 30, 2007, Independent Trustees were paid an annual retainer of $40,000 and an additional annual fee of $40,000 in connection with attendance at Board Meetings, plus reimbursement for travel and out-of-pocket expenses. The chairman of the Board of Trustees receives an additional retainer of $20,000 annually and the Audit Committee Chair receives an additional retainer of $15,000 annually. The retainers are paid in the aggregate for the Trust and other registered investment companies managed by NYLIM that are served by the Trustees.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                   $ 1,567        0.0*%
------------------------------------------------------------
Class B                                     1,528        0.0*
------------------------------------------------------------
Class C                                     2,113        0.0*
------------------------------------------------------------
Class R3                                   11,335       10.8
------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $3,485.

NOTE 4--FEDERAL INCOME TAX:

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                  2006
Distributions paid from:
  Ordinary Income                              $2,605,585
  Long-Term Capital Gains                       3,799,462
---------------------------------------------------------
                                               $6,405,047
---------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $15,150,885. The Fund received $15,715,836 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were $73,157 and $85,355, respectively.

                                                    www.mainstayfunds.com     23

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                                              CLASS A       CLASS B       CLASS C       CLASS I       CLASS R3
                                                              -------       -------       -------       -------       --------
                                                                                      SIX MONTHS ENDED
                                                                                      APRIL 30, 2007*
Shares sold                                                     371           135            66            71             3
------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends and
  distributions                                                  73            26            31            31            --(a)
------------------------------------------------------------------------------------------------------------------------------
                                                                444           161            97           102             3
Shares redeemed                                                (347)          (87)         (256)         (112)           --(a)
------------------------------------------------------------------------------------------------------------------------------
Shares converted (See Note 1)                                    32           (29)           --            --            --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                         129            45          (159)          (10)            3
------------------------------------------------------------------------------------------------------------------------------

                                                      CLASS A       CLASS B       CLASS C       CLASS I           CLASS R3
                                                      -------       -------       -------       -------       ----------------
                                                                                                              APRIL 28, 2006**
                                                                         YEAR ENDED                               THROUGH
                                                                      OCTOBER 31, 2006                        OCTOBER 31, 2006
Shares sold                                              963          275           524           485               360
------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends and
  distributions                                           81           53            42            49                --
------------------------------------------------------------------------------------------------------------------------------
                                                       1,044          328           566           534               360
Shares redeemed                                         (654)        (214)         (297)         (559)               --
------------------------------------------------------------------------------------------------------------------------------
Shares converted (See Note 1)                            314         (320)           --            --                --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  704         (206)          269           (25)              360
------------------------------------------------------------------------------------------------------------------------------

*  Unaudited.
** Commenced operations on April 28, 2006.
(a) Less than one thousand shares.

NOTE 10--OTHER MATTERS:

The SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that Fund, as well as the related guaranteed disclosure to Fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance at this time as to the outcome of these efforts. The MainStay Equity Index Fund is not a portfolio of Eclipse Funds.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 24   MainStay Mid Cap Opportunity Fund

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of trustees, including a majority of trustees who are not "interested persons" of the fund, as defined in the 1940 Act ("Independent Trustees"), annually review and approve the fund's investment advisory Agreement. At its March 29-30, 2007 meeting, the Board of Trustees (the "Board") of the Mid Cap Opportunity Fund (the "Fund"), which was comprised solely of Independent Trustees, unanimously approved the renewal of the Fund's Management Agreement (the "Agreement") for one additional year.

In reaching its decision to renew the Agreement, the Board considered information furnished to the Board throughout the year at regular and special Board meetings, as well as information prepared specifically in connection with the annual contract review process that took place at various meetings between December 2006 and March 2007. Information provided to the Board at its meetings throughout the year included, among other things, detailed investment analytics reports on the Fund, prepared by the Investment Consulting Group at New York Life Investment Management LLC ("NYLIM"), investment adviser to the Fund. These reports were developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on shareholder services, legal and compliance matters, portfolio turnover, and sales and marketing activity. Information requested by and provided to the Board specifically in connection with the annual contract review process included, among other things, a report on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"), an outside third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management fee and ordinary operating expenses. The Board also requested and received information on the profitability of the Fund to NYLIM and its affiliates, discussed in greater detail below, and responses to a comprehensive list of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board.

In determining to renew the Agreement for one additional year, the members of the Board reviewed and evaluated all of this information and factors they believed, in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment, to be relevant and appropriate. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by NYLIM as adviser to the Fund; (ii) the investment performance of the Fund; (iii) the cost of the services to be provided, and profits to be realized, by NYLIM and its affiliates from NYLIM's relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management fee level and overall total ordinary operating expenses, particularly as compared to similar portfolios.

The Board's decision to renew the Agreement was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year and specifically in connection with the contract renewal process. The members of the Board may have weighed certain factors differently. The Board's conclusions with respect to the Agreement were based also on the Board's consideration of the Agreement in prior years. In addition to considering the factors noted above, the Board observed that there are a range of investment options available to shareholders of the Fund, including a wide variety of mutual funds offered by competitors to the MainStay Family of Funds, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the MainStay Family of Funds. A discussion of the factors that figured prominently in the Board's decision to renew the Agreement is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY NYLIM

In considering the renewal of the Agreement, the Board examined the nature, extent and quality of the services that NYLIM provides to the Fund. The Board evaluated NYLIM's experience in serving as manager of the Fund, noting that NYLIM manages other mutual funds and serves a variety of other investment advisory clients, including other pooled investment vehicles. The Board considered the experience of senior personnel at NYLIM providing management and administrative services to the Fund, as well as NYLIM's reputation and financial condition. The Board considered NYLIM's performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, and for implementing Board directives as they relate to the Fund. In addition, the Board noted that NYLIM also is responsible for paying substantially all of the salaries and expenses for the Fund's officers. The Board considered the scope and quality of NYLIM's services provided to the Fund's shareholders (including services provided through its affiliate, NYLIM Service Company LLC), including the more extensive requirements of New York Life agents and reputation as a high-quality provider of shareholder services, which has been recognized by independent third-parties on numerous occasions. The Board also reviewed NYLIM's willingness to invest in personnel designed to benefit the Fund, including recent

                                                    www.mainstayfunds.com     25
enhancements to investment teams at NYLIM's Equity Investors Group. The Board further considered NYLIM's track record and experience in providing investment advisory services to the Fund. In this regard, the Board considered the experience of the Fund's portfolio management team, the number of accounts managed by portfolio managers and NYLIM's method for compensating portfolio managers. In addition, the Board considered the benefits to shareholders of being part of the MainStay Family of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus. Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund is likely to continue to benefit from the nature, extent and quality of these services as a result of NYLIM's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE OF THE MID CAP OPPORTUNITY FUND

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment analytics reports provided by NYLIM's Investment Consulting Group on the Fund throughout the year. These reports, which were prepared by NYLIM in consultation with the Board, include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to similar mutual funds managed by other investment advisers.

In considering the Fund's investment performance, the Board gave weight to its ongoing discussions with senior management at NYLIM concerning Fund investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board considered specific actions that NYLIM had taken, or had agreed with the Board to take, to improve the Fund's investment performance, and any results of those actions. In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record, as opposed to the Fund's short-term investment performance.

As part of its evaluation of the Fund's investment performance, the Board gave particular attention to any information indicating underperformance for specific time periods relative to a peer group or benchmark, and NYLIM's explanations for such underperformance. The Board discussed with NYLIM reasons for the Fund's recent underperformance relative to its benchmark and peer group, and NYLIM's plans for enhancing the Fund's future investment performance. The Board noted that over the past year NYLIM had engaged a new portfolio management team to manage the Fund, and the Board concluded it was appropriate to allow the new portfolio management team sufficient time to improve the Fund's investment performance.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that NYLIM is taking appropriate and reasonable actions to address the Board's concerns about the Fund's investment performance. The Fund discloses more information about its performance in the Manager Discussions and Financial Highlights sections of this Semiannual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NYLIM AND ITS AFFILIATES

The Board considered the costs of the services provided by NYLIM under the Agreement and the profitability of NYLIM and its affiliates due to their relationship with the Fund over various time periods.

In evaluating the costs and profits of NYLIM and its affiliates due to their relationship with the Fund, the Board considered, among other things, NYLIM's investments in personnel, systems, equipment and other resources necessary to manage the Fund. The Board acknowledged that NYLIM must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that NYLIM's ability to maintain a strong financial position is important in order for NYLIM to continue to provide high-quality ongoing services to the Fund and its shareholders. The Board noted, for example, recent increased costs borne by NYLIM and its affiliates due to new regulatory and compliance requirements.

The Board also reviewed information from NYLIM regarding the estimated profitability realized by NYLIM and its affiliates due to their overall relationship with the Fund. The Board considered information from NYLIM illustrating the revenues and expenses allocated by NYLIM to the Fund, noting the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability

 26   MainStay Mid Cap Opportunity Fund
methodology presented by NYLIM to the Board with respect to the Fund was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by NYLIM and its affiliates due to their relationship with the Fund. The Board recognized, for example, the benefits to NYLIM from legally permitted "soft-dollar" arrangements by which brokers may provide research and other services to NYLIM in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities. The Board also considered that, in addition to fees earned by NYLIM for managing the Fund, NYLIM affiliates also earn revenues from serving the Fund in various other capacities, including as transfer agent and distributor. The information provided to the Board indicated that the profitability to NYLIM and its affiliates arising directly from these other arrangements was not excessive. The Board noted that, although it assessed the overall profitability of the Fund to NYLIM and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to NYLIM and its affiliates under the Agreement, the Board considered the profitability of NYLIM's relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreement, that the profit to be realized by NYLIM and its affiliates due to their relationship with the Fund is fair and reasonable.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from NYLIM and Strategic Insight showing how the Fund's management fee compared with fees charged for similar services by peer funds as assets hypothetically increase over time. The Board noted the extent to which the Fund benefits from economies of scale through expense waivers and reimbursements. While recognizing that any precise determination of future economies of scale is necessarily subjective, the Board considered the extent to which NYLIM may realize a larger profit margin as the Fund's assets grow over time. The Board also observed that NYLIM subsidizes many of the Fund's overall expenses through the operation of contractual and voluntary expense limitations that may be lifted only with prior approval of the Board.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund continues to grow over time.

MANAGEMENT FEE AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fee to be paid under the Agreement and the Fund's total ordinary operating expenses.

The Board considered information provided by NYLIM on the fees that NYLIM charges to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account the relative scope of services provided to the Fund as opposed to NYLIM's other investment advisory clients. The Board also considered comparative data provided by Strategic Insight on the fees and expense ratios charged by similar mutual funds managed by other investment advisers. This comparative information assisted the Board in evaluating the reasonableness of the Fund's management fee when compared to similar fees charged by NYLIM to other investment advisory clients, and fees charged by other investment advisers to mutual funds in the Fund's peer group.

In assessing the reasonableness of the Fund's management fee and total ordinary operating expenses, the Board took note of fee and expense arrangements that had been negotiated by the Board with NYLIM in recent years and observed that NYLIM has subsidized the total ordinary operating expenses of the Fund and Fund share classes through the imposition of expense limitation arrangements that may be modified only with prior approval of the Board.

Based on these considerations, the Board concluded that the Fund's management fee and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreement, supports the conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, which consisted entirely of Independent Trustees, unanimously approved the renewal of the Agreement for one additional year.

                                                    www.mainstayfunds.com     27

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Funds' website at www.mainstayfunds.com; and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request by calling 1-800-MAINSTAY (1-800-624-6782); visiting the Funds' website at www.mainstayfunds.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov and may be available by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).
SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of Eclipse Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

MID CAP
OPPORTUNITY          VOTES         VOTES
FUND                  FOR        WITHHELD    ABSTENTIONS       TOTAL
Susan B.
 Kerley          3,018,963.221   7,725.825    7,223.000    3,033,912.046
------------------------------------------------------------------------
Alan R.
 Latshaw         3,018,963.221   7,725.825    7,223.000    3,033,912.046
------------------------------------------------------------------------
Peter Meenan     3,017,382.342   9,306.704    7,223.000    3,033,912.046
------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      3,018,022.221   8,666.825    7,223.000    3,033,912.046
------------------------------------------------------------------------
Richard S.
 Trutanic        3,018,716.837   7,972.209    7,223.000    3,033,912.046
------------------------------------------------------------------------
Roman L. Weil    3,017,382.342   9,306.704    7,223.000    3,033,912.046
------------------------------------------------------------------------
John A.
 Weisser         3,017,382.342   9,306.704    7,223.000    3,033,912.046
------------------------------------------------------------------------
Brian A.
 Murdock         3,018,963.221   7,725.825    7,223.000    3,033,912.046
------------------------------------------------------------------------

This resulted in approval of the proposal.

 28   MainStay Mid Cap Opportunity Fund

TRUSTEES AND OFFICERS

The Trustees oversee the Fund and the Manager. Pursuant to notice, a Special Meeting of Shareholders of Eclipse Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Director, Eclipse Funds Inc.
        3/14/56           Trustee since      and President (since 2004) and                    since June 2007 (15 funds);
                          June 2007 and      Chief Executive Officer (since                    Director, MainStay VP Series
                          Chief Executive    2006), New York Life Investment                   Fund, Inc., since 2006 (25
                          Officer since      Management LLC and New York                       portfolios); Director, ICAP
                          2006               Life Investment Management                        Funds, Inc., since 2006 (3
                                             Holdings LLC; Senior Vice                         funds); Trustee, The MainStay
                                             President, New York Life                          Funds since 2006 (19 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds Inc. (since 2006);
                                             Chairman (2006 to 2007) and
                                             Trustee and Chief Executive
                                             Officer (since 2006), The
                                             MainStay Funds; Chairman (2006
                                             to 2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

                                                    www.mainstayfunds.com     29

                          TERM OF OFFICE,
                          POSITION(S) WITH                                     NUMBER OF FUNDS
                          THE COMPANY                                          IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)           OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
        ------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management           65         Chairman since 2005 and Director
        8/12/51           Chairman since     Advisors LLC (since 1990)                          since 1990, Eclipse Funds Inc.
                          2005 and Trustee                                                      (15 funds); Chairman and
                          since 2000                                                            Director, ICAP Funds, Inc.,
                                                                                                since 2006 (3 funds); Chairman
                                                                                                and Trustee, The MainStay Funds,
                                                                                                since June 2007 (19 funds);
                                                                                                Chairman and Director, MainStay
                                                                                                VP Series Fund, Inc., since June
                                                                                                2007 (25 portfolios); Trustee,
                                                                                                Legg Mason Partners Funds, Inc.,
                                                                                                since 1991 (30 portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young         65         Director, Eclipse Funds Inc.
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                       since June 2007 (15 funds);
                          Committee          Arthur Andersen LLP (1976 to                       Director, ICAP Funds, Inc.,
                          Financial Expert   2002); Consultant to the                           since June 2007 (3 funds);
                          since June 2007    MainStay Funds Audit and                           Trustee, The MainStay Funds
                                             Compliance Committee (2004 to                      since 2006 (19 funds); Director,
                                             2006)                                              MainStay VP Series Fund, Inc.,
                                                                                                since June 2007 (25 portfolios);
                                                                                                Trustee, State Farm Associates
                                                                                                Funds Trusts since 2005 (3
                                                                                                portfolios); Trustee, State Farm
                                                                                                Mutual Fund Trust since 2005 (15
                                                                                                portfolios); Trustee, State Farm
                                                                                                Variable Product Trust since
                                                                                                2005 (9 portfolios); Trustee,
                                                                                                Utopia Funds since 2005 (4
                                                                                                portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                 65         Director, Eclipse Funds Inc.
        12/5/41           Trustee since                                                         since 2002 (15 funds); Director,
                          2002                                                                  ICAP Funds, Inc., since June
                                                                                                2007 (3 funds); Trustee, The
                                                                                                MainStay Funds since June 2007
                                                                                                (19 funds); Director, MainStay
                                                                                                VP Series Fund, Inc., since June
                                                                                                2007 (25 portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital          65         Director, Eclipse Funds Inc.
        NOLAN, JR.        Trustee since      Management; President--Shields/                    since June 2007 (15 funds);
        11/16/46          June 2007          Alliance, Alliance Capital                         Director, ICAP Funds, Inc.,
                                             Management (1994 to 2004)                          since June 2007 (3 funds);
                                                                                                Trustee, The MainStay Funds
                                                                                                since June 2007 (19 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 2006 (25
                                                                                                portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief         65         Director, Eclipse Funds Inc.
        TRUTANIC          Trustee since      Executive Office (1990 to 1999),                   since June 2007 (15 funds);
        2/13/52           June 2007          Somerset Group (financial                          Director, ICAP Funds, Inc.,
                                             advisory firm); Managing                           since June 2007 (3 funds);
                                             Director and Advisor, The                          Trustee, The MainStay Funds
                                             Carlyle Group (private                             since 1994 (19 funds); Director,
                                             investment firm) (2002 to 2004);                   MainStay VP Series Fund, Inc.,
                                             Senior Managing Director and                       since June 2007 (25 portfolios).
                                             Partner, Groupe Arnault S.A.
                                             (private investment firm) (1999
                                             to 2002)
        ------------------------------------------------------------------------------------------------------------------------

 30   MainStay Mid Cap Opportunity Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                     NUMBER OF FUNDS
                          THE COMPANY                                          IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)           OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
        ------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of              65         Director, Eclipse Funds Inc.
        5/22/40           Trustee and Audit  Accounting, Graduate School of                     since June 2007 (15 funds);
                          Committee          Business, University of Chicago;                   Director, ICAP Funds, Inc.,
                          Financial Expert   President, Roman L. Weil                           since June 2007 (3 funds);
                          since June 2007    Associates, Inc. (consulting                       Trustee, The MainStay Funds
                                             firm)                                              since June 2007 (19 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 1994 (25
                                                                                                portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of           65         Director, Eclipse Funds Inc.
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                    since June 2007 (15 funds);
                          June 2007          1995)                                              Director, ICAP Funds, Inc.,
                                                                                                since June 2007 (3 funds);
                                                                                                Trustee, The MainStay Funds
                                                                                                since June 2007 (19 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 1997 (25
                                                                                                portfolios); Trustee, Direxion
                                                                                                Funds (57 funds) and Direxion
                                                                                                Insurance Trust (45 funds) since
                                                                                                March 2007.
        ------------------------------------------------------------------------------------------------------------------------

Lawrence Glacken and Robert P. Mulhearn resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds Inc., The MainStay
                                             Funds and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds Inc., The MainStay Funds,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American Skandia Trust (2006 to 2007); Treasurer and
                                             Principal Financial Officer, The Greater China Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds
                                             Inc., The MainStay Funds, MainStay VP Series Fund, Inc., and
                                             ICAP Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds Inc., MainStay VP
                                             Series Fund, Inc., and The MainStay Funds (since 2005) and
                                             ICAP Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     31

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds
                                             Inc., The MainStay Funds and MainStay VP Series Fund, Inc.
                                             (since 2006) and ICAP Funds, Inc. (since 2006); Vice
                                             President--Compliance, Eclipse Funds Inc., The MainStay
                                             Funds and MainStay VP Series Fund, Inc. (2004 to 2006);
                                             Deputy Chief Compliance Officer, New York Life Investment
                                             Management LLC (2002 to 2003); Vice President and Compliance
                                             Officer, Goldman Sachs Asset Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds Inc., The MainStay Funds and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 10, 2007.

Patrick G. Boyle resigned as Executive Vice President of the Fund effective June 7, 2007.

Tony H. Elavia resigned as Senior Vice President of the Fund effective June 7, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

 32   MainStay Mid Cap Opportunity Fund

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)
------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                              Eclipse Funds
                                                      SEC File Number: 811-04847

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.

NYLIM-AO10772         (RECYCLE LOGO)                     MS155-07   MSMR10-04/07
                                                                              A5

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    SMALL CAP OPPORTUNITY FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    SMALL CAP OPPORTUNITY FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS


Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------


Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------


Portfolio of Investments                                                      10
--------------------------------------------------------------------------------


Financial Statements                                                          16
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 22
--------------------------------------------------------------------------------

Board Consideration and Approval of Management and Subadvisory Agreements     27
--------------------------------------------------------------------------------


Proxy Voting Policies and Procedures and Proxy Voting Record                  30
--------------------------------------------------------------------------------


Shareholder Reports and Quarterly Portfolio Disclosure                        30
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               30
--------------------------------------------------------------------------------

Trustees and Officers                                                         31

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges       -0.08%   -1.61%  14.06%  12.61%
Excluding sales charges   5.74     4.11   15.36   13.24

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                          CLASS A                    RUSSELL 2000 VALUE INDEX
                                                                          -------                    ------------------------
4/30/97                                                                     9450                              10000
                                                                           14460                              14177
                                                                           12880                              12003
                                                                           12976                              12531
                                                                           13298                              15569
                                                                           16048                              19062
                                                                           14233                              15470
                                                                           20760                              22037
                                                                           24480                              24197
                                                                           31485                              31663
4/30/07                                                                    32780                              35217

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges        0.40%   -1.64%  14.26%  12.29%
Excluding sales charges   5.40     3.36   14.50   12.29

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                          CLASS B                    RUSSELL 2000 VALUE INDEX
                                                                          -------                    ------------------------
4/30/97                                                                    10000                              10000
                                                                           15097                              14177
                                                                           13297                              12003
                                                                           13304                              12531
                                                                           13526                              15569
                                                                           16201                              19062
                                                                           14281                              15470
                                                                           20669                              22037
                                                                           24169                              24197
                                                                           30840                              31663
4/30/07                                                                    31877                              35217

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges        4.35%    2.31%  14.53%  12.31%
Excluding sales charges   5.35     3.31   14.53   12.31

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                          CLASS C                    RUSSELL 2000 VALUE INDEX
                                                                          -------                    ------------------------
4/30/97                                                                    10000                              10000
                                                                           15094                              14177
                                                                           13304                              12003
                                                                           13311                              12531
                                                                           13533                              15569
                                                                           16200                              19062
                                                                           14290                              15470
                                                                           20686                              22037
                                                                           24203                              24197
                                                                           30899                              31663
4/30/07                                                                    31921                              35217

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1.00% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. From inception (1/12/87) through 12/31/03, performance for Class A and B shares (each first

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                          5.96%    4.66%  15.79%  13.60%

(PERFORMANCE GRAPH)

                                                                          CLASS I                    RUSSELL 2000 VALUE INDEX
                                                                          -------                    ------------------------
4/30/97                                                                    10000                              10000
                                                                           15347                              14177
                                                                           13704                              12003
                                                                           13849                              12531
                                                                           14229                              15569
                                                                           17202                              19062
                                                                           15300                              15470
                                                                           22347                              22037
                                                                           26497                              24197
                                                                           34207                              31663
4/30/07                                                                    35802                              35217

                                                          SIX      ONE     FIVE     TEN
BENCHMARK PERFORMANCE                                    MONTHS   YEAR    YEARS    YEARS
----------------------------------------------------------------------------------------

Russell 2000(R) Value Index(1)                            6.36%   11.22%  13.06%   13.42%
Average Lipper small-cap value fund(2)                    8.91     9.36   12.20    12.74

offered 1/2/04) includes the historical performance of Class I shares adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for Class A and B shares. Prior to 1/2/04, the Fund offered Class L shares, which were subject to a 1.00% sales charge and a 1.00% CDSC on redemptions within one year of purchase. From inception through 12/29/02, performance for Class L shares (first offered 12/30/02) includes the historical performance of Class I shares adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for Class L shares. Effective 1/02/04, all outstanding Class L shares of the Fund were converted to Class C shares, redesignated Class C shares or both.
1. The Russell 2000(R) Value Index is an unmanaged index that measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. Results assume reinvestment of all income and capital gains. The Russell 2000(R) Value Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Small Cap Opportunity Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY SMALL CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,057.75           $ 8.21            $1,016.95            $ 8.05
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,054.60           $12.02            $1,013.20            $11.78
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,054.00           $12.02            $1,013.20            $11.78
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,059.85           $ 6.08            $1,019.05            $ 5.96
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.61% for Class A, 2.36% for Class B and Class C and 1.19% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

                                                SHORT-TERM INVESTMENTS
                                              (COLLATERAL FROM SECURITIES                               LIABILITIES IN EXCESS OF
COMMON STOCKS                                      LENDING IS 15.5%)            FUTURES CONTRACTS         CASH AND OTHER ASSETS
-------------                                 ---------------------------       -----------------       ------------------------
99.1                                                     17.50                       -0.00*                       (16.60)

* Less than one-tenth of a percent.

See Portfolio of Investments on page 10 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Big Lots, Inc.
 2.  LaSalle Hotel Properties
 3.  Payless ShoeSource, Inc.
 4.  Westar Energy, Inc.
 5.  Papa John's International, Inc.
 6.  Brocade Communications Systems, Inc.
 7.  FelCor Lodging Trust, Inc.
 8.  Ohio Casualty Corp.
 9.  Arris Group, Inc.
10.  Seaboard Corp.

 8   MainStay Small Cap Opportunity Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Daniel O. Glickman and Victor G. Samoilovich of New York Life Investment Management LLC

HOW DID MAINSTAY SMALL CAP OPPORTUNITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE SIX-MONTH REPORTING PERIOD?

Excluding all sales charges, MainStay Small Cap Opportunity Fund returned 5.74% for Class A shares, 5.40% for Class B shares and 5.35% for Class C shares for the six months ended April 30, 2007. Over the same period, Class I shares returned 5.96%. All share classes underperformed the 6.36% return of the Russell 2000(R) Value Index(1) and the 8.91% return of the average Lipper(2) small-cap value fund for the six months ended April 30, 2007. The Russell 2000(R) Value Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHICH SECTORS HAD THE GREATEST POSITIVE IMPACT ON THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD AND WHICH SECTORS DETRACTED THE MOST?

The Fund's strongest absolute performance came from consumer staples, which benefited from attractive returns in food products; from materials, where metals & mining companies were strong; and from telecommunication services. The Fund's weakest-performing sectors included financials, utilities, and consumer discretionary. Weakness in the financial services sector came primarily from thrifts and commercial banks.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE FUND'S BEST PERFORMERS AND WHICH ONES WERE THE WEAKEST?

Among the strongest individual contributors to the Fund's performance were diversified agribusiness and transportation company Seaboard, footwear retailer Payless ShoeSource, and closeout retailer Big Lots. Detractors from performance included bank holding company Corus Bankshares, auto dealership operator Group 1 Automotive, and rental and leasing services company Amerco.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

The Fund seeks stocks with attractive relative valuations and strong price trends. Among the stocks that fit the Fund's purchase criteria during the reporting period were Chaparral Steel and Advanced Energy Industries. Two of the stocks that were sold because of unattractive valuations and deteriorating price trends were Vail Resorts and executive search firm Heidrick & Struggles International.

WERE THERE ANY NOTABLE CHANGES IN THE FUND'S WEIGHTINGS DURING THE REPORTING PERIOD?

Weighting changes in the Fund result from its proprietary quantitative security-selection process. During the reporting period, the Fund's weighting relative to the Russell 2000(R) Value Index substantially increased in information technology and moderately increased in financials and health care. On the other hand, the Fund's weighting in industrials substantially decreased and its weighting in materials was moderately reduced.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2007, the Fund was moderately overweight in relation to the Russell 2000(R) Value Index in the energy and consumer staples sectors. On the same date, the Fund was moderately underweight in industrials and telecommunication services.


Stocks of small-capitalization companies may be subject to greater price volatility, significantly lower trading volumes, and greater spreads between bid and ask prices than stocks of larger companies. Small companies may be more vulnerable to adverse business or market developments than mid- or large-capitalization companies. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, great price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. The Fund's use of securities lending presents the risk of default by the borrower, which may result in a loss to the Fund. See additional securities-lending disclosure in the Notes to Financial Statements (Note 2). The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.
1. See footnote on page 6 for more information on the Russell 2000(R) Value
Index.
2. See footnote on page 6 for more information on Lipper Inc.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                     www.mainstayfunds.com     9

PORTFOLIO OF INVESTMENTS+++ APRIL 30, 2007 UNAUDITED


                                                         SHARES                 VALUE
COMMON STOCKS (99.1%)+
-------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS (0.1%)
Dynamex, Inc. (a)                                        48,516   $         1,273,545
                                                                  -------------------

AUTO COMPONENTS (0.3%)
Aftermarket Technology Corp. (a)                        158,091             4,368,054
Modine Manufacturing Co.                                  3,043                70,385
Shiloh Industries, Inc.                                     991                10,287
                                                                  -------------------
                                                                            4,448,726
                                                                  -------------------
BUILDING PRODUCTS (0.1%)
Griffon Corp. (a)                                        51,725             1,240,883
                                                                  -------------------

CAPITAL MARKETS (1.7%)
Capital Southwest Corp. (b)                              20,612             3,190,738
Investment Technology Group, Inc. (a)                    84,849             3,210,686
Knight Capital Group, Inc. Class A (a)                  518,827             8,404,997
Piper Jaffray Cos., Inc. (a)                             93,866             5,989,589
SWS Group, Inc.                                         144,181             3,747,264
                                                                  -------------------
                                                                           24,543,274
                                                                  -------------------
CHEMICALS (2.0%)
A. Schulman, Inc.                                       167,365             3,876,173
CF Industries Holdings, Inc.                            115,079             4,567,485
H.B. Fuller Co.                                         263,585             6,739,868
Innospec, Inc.                                           68,450             3,675,080
OM Group, Inc. (a)                                      113,382             5,955,956
PolyOne Corp. (a)                                       163,204             1,070,618
Sensient Technologies Corp.                              51,337             1,344,003
Spartech Corp.                                           81,954             2,299,629
Stepan Co.                                                2,897                82,970
Tronox, Inc. Class B                                     10,104               140,142
                                                                  -------------------
                                                                           29,751,924
                                                                  -------------------
COMMERCIAL BANKS (8.0%)
1st Source Corp.                                         58,758             1,453,673
Abington Community Bancorp, Inc. (b)                      6,402               118,501
Amcore Financial, Inc.                                   31,879               912,058
Ameris Bancorp                                           67,755             1,554,300
Arrow Financial Corp.                                    13,775               305,805
BancFirst Corp.                                          34,622             1,482,168
Bancorp, Inc./Wilmington DE (a)                          17,015               410,572
BancTrust Financial Group, Inc. (b)                         874                17,506
Bank of Granite Corp.                                    45,804               738,819
BankFinancial Corp.                                      11,974               190,387
Banner Corp.                                             82,524             3,079,796
Cadence Financial Corp.                                   8,411               159,809
Camden National Corp.                                    15,632               619,184
Capital City Bank Group, Inc. (b)                        11,683               348,270
Capital Corp. of the West                                14,397               342,073
Cathey General Bancorp                                   57,922             1,899,262
Centennial Bank Holdings, Inc. (a)                      101,912               892,749


                                                         SHARES                 VALUE
COMMERCIAL BANKS (CONTINUED)
Center Financial Corp.                                   35,480   $           580,453
Centerstate Banks of Florida, Inc. (b)                    7,461               130,791
Central Pacific Financial Corp.                          64,049             2,200,724
Chemical Financial Corp.                                 25,885               691,906
Chittenden Corp.                                        103,106             2,996,260
City Holding Co.                                         82,506             3,132,753
Columbia Bancorp, OR (b)                                 25,447               524,717
Columbia Banking System, Inc.                           144,816             4,395,166
Community Bancorp/NV (a)                                 25,740               790,475
Community Banks, Inc. (b)                                68,322             1,614,449
Community Trust Bancorp, Inc.                            65,916             2,192,366
First Bancorp North Carolina                             25,113               523,104
First Bancorp Puerto Rico                               180,300             2,260,962
First Charter Corp.                                      39,862               874,572
First Community Bancorp                                  73,937             4,056,184
First Community Bancshares, Inc. (b)                     38,655             1,270,590
First Financial Bankshares, Inc.                         14,460               559,602
First Financial Corp., IN                                 9,761               278,384
First Indiana Corp.                                      28,020               544,148
First Merchants Corp.                                    21,368               460,908
First Regional Bancorp (a)                               48,353             1,208,825
F.N.B. Corp.                                            105,323             1,767,320
FNB Corp., VA                                            23,889               791,443
Great Southern Bancorp, Inc. (b)                         40,154             1,099,417
Greater Bay Bancorp                                     353,191             9,108,796
Greene County Bancshares, Inc.                           10,901               366,492
Hancock Holding Co.                                     168,177             6,579,084
Hanmi Financial Corp.                                    81,400             1,335,774
Harleysville National Corp.                              10,826               182,743
Heartland Financial USA, Inc. (b)                        10,081               258,174
Heritage Commerce Corp.                                  26,939               588,887
Horizon Financial Corp.                                  18,798               394,946
IBERIABANK Corp.                                         27,470             1,441,900
Independent Bank Corp.                                   50,501             1,499,880
Independent Bank Corp., MI                               47,900               790,350
International Bancshares Corp.                            6,323               181,786
Intervest Bancshares Corp. (a)(b)                        80,045             2,037,946
Lakeland Bancorp, Inc. (b)                               13,422               175,023
Lakeland Financial Corp.                                 38,718               838,245
Macatawa Bank Corp.                                      17,027               275,327
MainSource Financial Group, Inc.                         15,872               256,333
MBT Financial Corp. (b)                                  10,546               128,661
Mercantile Bank Corp.                                    46,835             1,262,678
MetroCorp Bancshares, Inc.                               10,316               207,248
Nara Bancorp, Inc.                                       49,330               814,438
National Penn Bancshares, Inc.                            8,471               157,052
NBT Bancorp, Inc.                                         7,089               155,604

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 10   MainStay Small Cap Opportunity Fund             The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                         SHARES                 VALUE
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------
COMMERCIAL BANKS (CONTINUED)
Old National Bancorp                                    101,117   $         1,807,972
Old Second Bancorp, Inc.                                 10,734               314,077
Omega Financial Corp. (b)                                 6,677               187,290
Park National Corp.                                      16,162             1,434,701
Peoples Bancorp, Inc.                                    15,761               394,813
Preferred Bank                                           53,659             1,963,919
PremierWest Bancorp (b)                                  33,843               439,959
Provident Bankshares Corp.                              134,122             4,297,269
Renasant Corp.                                           39,185               911,835
Republic Bancorp, Inc. Class A                            4,865                88,981
Royal Bancshares of Pennsylvania, Inc. Class A           14,443               296,948
S.Y. Bancorp, Inc. (b)                                      658                15,502
Sandy Spring Bancorp, Inc.                               10,251               330,697
SCBT Financial Corp.                                     10,962               403,950
Security Bank Corp./Macon, GA                            23,538               465,346
Shore Bancshares, Inc. (b)                               14,642               358,875
Simmons First National Corp. Class A                     24,189               636,896
Southside Bancshares, Inc. (b)                            5,612               124,867
Southwest Bancorp, Inc.                                  64,991             1,592,279
Sterling Bancshares, Inc.                               324,568             3,709,812
Sterling Financial Corp. (b)                             25,458               750,502
Sterling Financial Corp./PA                              29,700               494,505
Susquehanna Bancshares, Inc.                            103,000             2,294,840
Taylor Capital Group, Inc.                               71,565             2,128,343
Tompkins Trustco, Inc.                                   12,721               492,303
Trico Bancshares                                         16,400               351,452
Trustmark Corp.                                         226,359             6,023,413
UMB Financial Corp.                                      69,708             2,726,977
Union Bankshares Corp.                                   18,323               429,858
Univest Corp. of Pennsylvania (b)                         6,543               148,919
Virginia Financial Group, Inc.                           17,289               381,222
Washington Trust Bancorp, Inc.                           17,354               445,824
West Coast Bancorp                                       44,008             1,367,329
Yardville National Bancorp                                  480                16,565
                                                                  -------------------
                                                                          116,335,858
                                                                  -------------------
COMMERCIAL SERVICES & SUPPLIES (4.8%)
ABM Industries, Inc. (b)                                509,178            14,328,269
CBIZ, Inc. (a)(b)                                       144,728             1,007,307
CDI Corp.                                               121,444             3,597,171
Consolidated Graphics, Inc. (a)                          82,705             6,223,551
Ennis, Inc.                                              57,117             1,396,511
IKON Office Solutions, Inc.                             792,903            11,861,829
John H. Harland Co.                                     164,249             8,639,497
Kelly Services, Inc. Class A                            141,884             4,072,071
Spherion Corp. (a)                                      366,396             3,132,686
Standard Parking Corp. (a)                               27,222               918,198
United Stationers, Inc. (a)                             140,368             8,354,703


                                                         SHARES                 VALUE
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
Viad Corp.                                              171,753   $         7,014,393
                                                                  -------------------
                                                                           70,546,186
                                                                  -------------------
COMMUNICATIONS EQUIPMENT (2.1%)
Anaren, Inc. (a)                                         83,439             1,578,666
V  Arris Group, Inc. (a)(b)                           1,352,527            20,044,450
CommScope, Inc. (a)                                      39,923             1,862,408
Sycamore Networks, Inc. (a)                           1,748,614             6,417,413
                                                                  -------------------
                                                                           29,902,937
                                                                  -------------------
COMPUTERS & PERIPHERALS (1.5%)
V  Brocade Communications Systems, Inc. (a)           2,280,874            22,284,139
                                                                  -------------------

CONSTRUCTION & ENGINEERING (0.4%)
EMCOR Group, Inc. (a)                                    99,203             6,219,036
                                                                  -------------------

CONSUMER FINANCE (1.5%)
Advanta Corp. Class B (b)                               311,991            14,295,428
Cash America International, Inc.                        185,220             7,994,095
                                                                  -------------------
                                                                           22,289,523
                                                                  -------------------
CONTAINERS & PACKAGING (0.6%)
Greif, Inc. Class A                                      36,600             2,034,960
Silgan Holdings, Inc.                                   103,257             5,924,887
                                                                  -------------------
                                                                            7,959,847
                                                                  -------------------
DIVERSIFIED CONSUMER SERVICES (0.3%)
Regis Corp.                                              95,460             3,649,436
Stewart Enterprises, Inc. Class A                       102,000               767,040
                                                                  -------------------
                                                                            4,416,476
                                                                  -------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Cincinnati Bell, Inc. (a)                               516,245             2,617,362
CT Communications, Inc.                                  40,193               981,111
Golden Telecom, Inc. (b)                                 45,633             2,674,550
SureWest Communications                                   2,355                59,629
                                                                  -------------------
                                                                            6,332,652
                                                                  -------------------
ELECTRIC UTILITIES (4.2%)
Cleco Corp.                                             562,405            15,781,084
IDACORP, Inc.                                           533,518            18,379,695
MGE Energy, Inc.                                         14,287               516,046
Sierra Pacific Resources (a)                            104,709             1,911,986
V  Westar Energy, Inc.                                  885,149            24,093,756
                                                                  -------------------
                                                                           60,682,567
                                                                  -------------------
ELECTRICAL EQUIPMENT (0.5%)
EnerSys (a)                                             117,689             1,917,154
GrafTech International, Ltd. (a)                        558,622             5,575,048
                                                                  -------------------
                                                                            7,492,202
                                                                  -------------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11


                                                         SHARES                 VALUE
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.8%)
Agilysys, Inc.                                          364,031   $         7,655,572
CTS Corp.                                               203,082             2,656,313
Excel Technology, Inc. (a)                               88,315             2,327,100
Global Imaging Systems, Inc. (a)                        136,581             3,945,825
Kemet Corp. (a)                                         285,683             2,422,592
Littelfuse, Inc. (a)                                    137,352             5,509,189
MTS Systems Corp.                                       147,285             6,261,085
Park Electrochemical Corp.                              193,516             5,331,366
Paxar Corp. (a)                                          86,248             2,588,302
Rofin-Sinar Technologies, Inc. (a)                       81,677             5,413,552
Technitrol, Inc.                                        590,344            15,838,930
TTM Technologies, Inc. (a)                              583,914             5,360,331
Zygo Corp. (a)                                          282,575             4,524,026
                                                                  -------------------
                                                                           69,834,183
                                                                  -------------------
ENERGY EQUIPMENT & SERVICES (1.6%)
Oil States International, Inc. (a)                      427,534            14,506,229
Trico Marine Services, Inc. (a)(b)                      214,559             8,305,579
                                                                  -------------------
                                                                           22,811,808
                                                                  -------------------
FOOD & STAPLES RETAILING (1.3%)
Ingles Markets, Inc. Class A                            146,520             5,268,859
Performance Food Group Co. (a)(b)                       423,442            13,232,562
Susser Holdings Corp. (a)                                 1,630                24,694
Village Super Market                                      3,634               160,114
                                                                  -------------------
                                                                           18,686,229
                                                                  -------------------
FOOD PRODUCTS (3.7%)
Farmer Brothers Co.                                       5,552               119,090
Hain Celestial Group, Inc. (a)                          126,155             3,788,435
Imperial Sugar Co. (b)                                  332,358             9,890,974
Premium Standard Farms, Inc.                            172,350             3,736,548
Ralcorp Holdings, Inc. (a)                              262,139            17,251,368
V  Seaboard Corp. (b)                                     7,572            18,876,996
                                                                  -------------------
                                                                           53,663,411
                                                                  -------------------
GAS UTILITIES (0.4%)
Southwest Gas Corp.                                     149,674             5,671,148
                                                                  -------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Viasys Healthcare, Inc. (a)(b)                          159,468             5,106,165
Zoll Medical Corp. (a)                                   96,874             2,341,445
                                                                  -------------------
                                                                            7,447,610
                                                                  -------------------
HEALTH CARE PROVIDERS & SERVICES (3.5%)
AMERIGROUP Corp. (a)(b)                                 104,821             2,948,615
Apria Healthcare Group, Inc. (a)                        373,003            11,839,115
Corvel Corp. (a)                                         83,472             2,269,604
Healthspring, Inc. (a)                                  311,291             7,321,564
Kindred Healthcare, Inc. (a)                            275,512             9,620,879
Magellan Health Services, Inc. (a)                      222,153             9,530,364


                                                         SHARES                 VALUE
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Res-Care, Inc. (a)                                       98,610   $         1,765,119
Sunrise Senior Living, Inc. (a)(b)                      161,895             6,198,960
                                                                  -------------------
                                                                           51,494,220
                                                                  -------------------
HOTELS, RESTAURANTS & LEISURE (3.6%)
Bob Evans Farms, Inc. (b)                                79,564             2,919,999
CBRL Group, Inc. (b)                                    314,335            14,013,054
Domino's Pizza, Inc.                                    171,501             5,530,907
Jack in the Box, Inc. (a)                                61,253             4,080,675
Lodgian, Inc. (a)                                         2,411                33,320
V  Papa John's International, Inc. (a)(b)               739,353            22,705,531
Six Flags, Inc. (a)(b)                                  570,225             3,398,541
                                                                  -------------------
                                                                           52,682,027
                                                                  -------------------
HOUSEHOLD DURABLES (1.6%)
American Greetings Corp. Class A (b)                    279,527             7,113,962
Avatar Holdings, Inc. (a)(b)                             27,716             2,080,640
Ethan Allen Interiors, Inc. (b)                         138,924             4,904,017
Furniture Brands International, Inc. (b)                 94,316             1,516,601
Kimball International, Inc. Class B                     141,589             2,548,602
National Presto Industries, Inc.                         74,123             4,379,928
                                                                  -------------------
                                                                           22,543,750
                                                                  -------------------
INSURANCE (4.5%)
Alfa Corp.                                                5,120                91,853
American Physicians Capital, Inc. (a)                    59,113             2,337,328
Argonaut Group, Inc. (a)                                  3,221               108,258
Baldwin & Lyons, Inc. Class B                             7,828               192,804
Commerce Group, Inc.                                    172,758             5,633,638
Crawford & Co. Class B                                   10,449                66,978
Donegal Group, Inc. Class A                               1,965                29,809
Great American Financial Resources, Inc.                  6,514               159,528
Horace Mann Educators Corp.                             163,929             3,449,066
Infinity Property & Casualty Corp.                        6,801               316,315
National Western Life Insurance Co. Class A               7,315             1,958,225
Odyssey Re Holdings Corp.                               183,407             7,684,753
V  Ohio Casualty Corp.                                  636,861            20,150,282
Safety Insurance Group, Inc.                             74,994             3,004,260
SCPIE Holdings, Inc. (a)                                  8,280               180,752
Selective Insurance Group, Inc. (b)                     475,400            12,398,432
Zenith National Insurance Corp.                         179,192             8,287,630
                                                                  -------------------
                                                                           66,049,911
                                                                  -------------------
INTERNET SOFTWARE & SERVICES (0.7%)
EarthLink, Inc. (a)                                     221,409             1,695,993
RealNetworks, Inc. (a)                                  776,089             5,859,472
Vignette Corp. (a)                                      162,432             3,008,241
                                                                  -------------------
                                                                           10,563,706
                                                                  -------------------

 12   MainStay Small Cap Opportunity Fund             The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                         SHARES                 VALUE
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------
IT SERVICES (1.0%)
MPS Group, Inc. (a)                                     884,856   $        12,113,679
Safeguard Scientifics, Inc. (a)                         490,964             1,477,802
Wright Express Corp. (a)                                 51,980             1,637,890
                                                                  -------------------
                                                                           15,229,371
                                                                  -------------------
LIFE SCIENCES TOOLS & SERVICES (0.6%)
Varian, Inc. (a)                                        142,274             8,246,201
                                                                  -------------------
MACHINERY (2.7%)
Cascade Corp.                                            59,394             3,680,646
Circor International, Inc.                               34,380             1,251,432
Flowserve Corp.                                           3,550               216,585
Kennametal, Inc.                                        170,048            11,998,587
Mueller Industries, Inc.                                193,614             6,350,539
NACCO Industries, Inc. Class A                           95,940            15,290,917
                                                                  -------------------
                                                                           38,788,706
                                                                  -------------------
MEDIA (0.9%)
Belo Corp. Class A                                      106,573             2,053,662
Fisher Communications, Inc. (a)                           3,932               190,781
PRIMEDIA, Inc. (a)                                      116,545               291,362
RCN Corp. (a)                                           313,635             8,474,418
Westwood One, Inc.                                      367,492             2,502,621
                                                                  -------------------
                                                                           13,512,844
                                                                  -------------------
METALS & MINING (3.5%)
A.M. Castle & Co.                                       282,637             9,581,394
Chaparral Steel Co. (b)                                 249,455            17,586,577
Cleveland-Cliffs, Inc. (b)                               56,360             3,905,184
Commercial Metals Co.                                    78,949             2,647,160
Metal Management, Inc.                                   54,489             2,619,286
Quanex Corp.                                             75,395             3,244,247
Reliance Steel & Aluminum Co. (b)                       159,007             9,445,016
Schnitzer Steel Industries, Inc. Class A                 47,233             2,451,865
                                                                  -------------------
                                                                           51,480,729
                                                                  -------------------
MULTILINE RETAIL (2.1%)
V  Big Lots, Inc. (a)(b)                                946,991            30,493,110
                                                                  -------------------

MULTI-UTILITIES (0.5%)
Aquila, Inc. (a)                                        313,241             1,293,685
Avista Corp.                                            220,761             5,207,752
                                                                  -------------------
                                                                            6,501,437
                                                                  -------------------
OIL, GAS & CONSUMABLE FUELS (4.6%)
Alon USA Energy, Inc.                                   349,483            13,070,664
Callon Petroleum Co. (a)                                668,726             9,228,419
Giant Industries, Inc. (a)                              198,110            14,852,307
Holly Corp.                                             210,718            13,401,665
USEC, Inc. (a)                                          823,617            16,612,355
                                                                  -------------------
                                                                           67,165,410
                                                                  -------------------


                                                         SHARES                 VALUE
PAPER & FOREST PRODUCTS (0.1%)
Mercer International, Inc. (a)(b)                       143,700   $         1,761,762
                                                                  -------------------

PERSONAL PRODUCTS (0.0%)++
NBTY, Inc. (a)                                           11,214               554,084
                                                                  -------------------

PHARMACEUTICALS (1.0%)
Alpharma, Inc. Class A (b)                               71,361             1,734,072
Perrigo Co.                                             165,135             3,137,565
Sciele Pharma, Inc. (a)(b)                              405,302            10,019,065
                                                                  -------------------
                                                                           14,890,702
                                                                  -------------------
REAL ESTATE INVESTMENT TRUSTS (10.1%)
Agree Realty Corp.                                       45,476             1,541,636
American Home Mortgage Investment Corp. (b)             231,011             5,724,453
Anthracite Capital, Inc.                                451,222             5,234,175
Arbor Realty Trust, Inc.                                178,972             5,510,548
Capital Trust, Inc. Class A                             116,600             5,523,342
Deerfield Triarc Capital Corp.                          566,113             9,165,369
DiamondRock Hospitality Co. (b)                         925,590            16,929,041
Equity One, Inc.                                        302,158             8,439,273
V  FelCor Lodging Trust, Inc.                           797,890            20,370,132
Franklin Street Properties Corp. (b)                     13,147               237,303
Gramercy Capital Corp.                                   68,834             2,229,533
Inland Real Estate Corp. (b)                             60,200             1,095,038
Innkeepers USA Trust                                    276,192             4,852,693
V  LaSalle Hotel Properties                             610,834            28,361,023
Luminent Mortgage Capital, Inc.                         400,833             3,310,881
National Health Investors, Inc.                           1,029                34,904
National Retail Properties, Inc. (b)                    103,993             2,490,632
NorthStar Realty Finance Corp.                          309,364             4,578,587
OMEGA Healthcare Investors, Inc.                        319,937             5,374,942
Potlatch Corp.                                          284,922            12,362,766
PS Business Parks, Inc.                                  20,649             1,422,716
Ramco-Gershenson Properties Trust (b)                    75,541             2,795,017
                                                                  -------------------
                                                                          147,584,004
                                                                  -------------------
ROAD & RAIL (0.4%)
Patriot Transportation Holding, Inc. (a)(b)               1,175               103,611
Werner Enterprises, Inc.                                265,960             5,029,304
                                                                  -------------------
                                                                            5,132,915
                                                                  -------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Advanced Energy Industries, Inc. (a)                    751,784            18,418,708
Brooks Automation, Inc. (a)                             630,892            11,021,683
MKS Instruments, Inc. (a)                               465,137            12,535,442
Pericom Semiconductor Corp. (a)                         162,152             1,623,142
Varian Semiconductor Equipment Associates, Inc.
 (a)                                                     16,981             1,126,859

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13


                                                         SHARES                 VALUE
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
Zoran Corp. (a)                                         432,986   $         8,599,102
                                                                  -------------------
                                                                           53,324,936
                                                                  -------------------
SOFTWARE (0.6%)
Aspen Technology, Inc. (a)                              110,161             1,495,986
i2 Technologies, Inc. (a)(b)                            197,653             5,032,245
Sybase, Inc. (a)                                         93,411             2,259,612
                                                                  -------------------
                                                                            8,787,843
                                                                  -------------------
SPECIALTY RETAIL (6.1%)
Asbury Automotive Group, Inc.                           396,085            11,395,365
Books-A-Million, Inc.                                    92,724             1,546,636
Brown Shoe Co., Inc.                                    336,042             9,066,413
Buckle (The), Inc. (b)                                   92,247             3,285,838
Charming Shoppes, Inc. (a)                              250,267             3,128,337
Genesco, Inc. (a)                                        15,840               802,771
Group 1 Automotive, Inc.                                341,097            13,984,977
V  Payless ShoeSource, Inc. (a)                         778,823            24,844,454
Rent-A-Center, Inc. (a)(b)                               87,818             2,444,853
Sonic Automotive, Inc.                                  309,309             8,843,144
Syms Corp. (a)                                            9,309               163,745
United Auto Group, Inc.                                 468,146             9,494,001
                                                                  -------------------
                                                                           89,000,534
                                                                  -------------------
TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Kellwood Co. (b)                                        168,276             4,742,018
Maidenform Brands, Inc. (a)                             175,380             3,575,998
Stride Rite Corp. (The)                                 239,426             3,375,907
Weyco Group, Inc.                                         5,585               136,162
                                                                  -------------------
                                                                           11,830,085
                                                                  -------------------
THRIFTS & MORTGAGE FINANCE (5.7%)
BankUnited Financial Corp. Class A (b)                  138,549             2,999,586
Citizens First Bancorp, Inc.                              1,459                30,727
City Bank Lynnwood                                       17,948               560,157
Corus Bankshares, Inc. (b)                              835,234            14,040,284
Doral Financial Corp. (a)(b)                            483,877               677,428
Downey Financial Corp. (b)                              248,139            16,612,906
Federal Agricultural Mortgage Corp. Class C              42,835             1,172,822
First Financial Holdings, Inc.                            1,196                40,509
First Place Financial Corp.                               2,100                42,021
FirstFed Financial Corp. (a)(b)                         266,507            16,384,850
Home Federal Bancorp, Inc.                                2,555                37,124
ITLA Capital Corp.                                       23,661             1,204,582
Kearny Financial Corp.                                      455                 6,438
KNBT Bancorp, Inc.                                        2,876                43,169
NASB Financial, Inc. (b)                                  3,636               119,043
Northwest Bancorp, Inc. (b)                               1,822                49,668
OceanFirst Financial Corp.                               21,491               365,562
Ocwen Financial Corp. (a)(b)                            791,119            11,281,357


                                                         SHARES                 VALUE
THRIFTS & MORTGAGE FINANCE (CONTINUED)
Partners Trust Financial Group, Inc.                      2,469   $            27,357
PFF Bancorp, Inc.                                        64,186             1,806,194
Provident Financial Services, Inc.                      172,940             2,964,192
Provident New York Bancorp                                5,927                80,666
Rockville Financial, Inc.                                   952                13,937
Roma Financial Corp.                                      2,576                41,319
TierOne Corp.                                           151,321             3,675,587
Triad Guaranty, Inc. (a)(b)                             212,880             9,411,425
United Community Financial Corp.                          2,660                27,451
Willow Financial Bancorp, Inc.                              389                 4,466
                                                                  -------------------
                                                                           83,720,827
                                                                  -------------------
TRADING COMPANIES & DISTRIBUTORS (0.0%)++
Electro Rent Corp.(a)                                     6,028                78,243
TAL International Group, Inc.                             8,084               202,181
                                                                  -------------------
                                                                              280,424
                                                                  -------------------
TRANSPORTATION INFRASTRUCTURE (0.0%)++
Interpool, Inc.                                           1,198                31,999
                                                                  -------------------
Total Common Stocks
 (Cost $1,320,440,611)                                                  1,445,485,701(h)
                                                                  -------------------
                                                      PRINCIPAL
                                                         AMOUNT
SHORT-TERM INVESTMENTS (17.5%)
-------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.9%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (c)                            $11,408,842            11,408,842
Compass Securitization
 5.292%, due 5/23/07 (c)                              3,802,948             3,802,948
 5.294%, due 5/31/07 (c)                              3,802,948             3,802,948
Den Danske Bank
 5.276%, due 5/15/07 (c)                              3,802,947             3,802,947
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (c)                              3,042,358             3,042,358
 5.289%, due 5/4/07 (c)                               7,466,717             7,466,717
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (c)                              3,802,947             3,802,947
Old Line Funding LLC
 5.293%, due 5/16/07 (c)                              3,802,948             3,802,948
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (c)                               3,802,948             3,802,948
Ranger Funding
 5.293%, due 5/22/07 (c)                              7,366,964             7,366,964
Yorktown Capital LLC
 5.282%, due 5/31/07 (c)                              3,802,947             3,802,947
                                                                  -------------------
Total Commercial Paper
 (Cost $55,905,514)                                                        55,905,514
                                                                  -------------------

 14   MainStay Small Cap Opportunity Fund             The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                         SHARES                 VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------------
INVESTMENT COMPANY (2.2%)
BGI Institutional Money Market Fund (c)              31,775,299   $        31,775,299
                                                                  -------------------
Total Investment Company
 (Cost $31,775,299)                                                        31,775,299
                                                                  -------------------
                                                      PRINCIPAL
                                                         AMOUNT
REPURCHASE AGREEMENT (0.5%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $7,607,039
 (Collateralized by various Corporate
 Bonds, with rates between 0.00%-8.38% and
 maturity dates between 8/1/07-2/15/99, with a
 Principal Amount of
 $12,062,227 and a Market Value
 of $7,948,348) (c)                                 $ 7,605,895             7,605,895
                                                                  -------------------
Total Repurchase Agreement
 (Cost $7,605,895)                                                          7,605,895
                                                                  -------------------
TIME DEPOSITS (8.9%)
Abbey National PLC
 5.30%, due 5/7/07 (c)                                7,605,895             7,605,895
Bank of America Corp.
 5.27%, due 5/18/07 (c)(d)                           11,408,842            11,408,842
Bank of Nova Scotia
 5.28%, due 5/17/07 (c)                               7,605,895             7,605,895
Calyon
 5.31%, due 5/1/07 (c)                               41,832,422            41,832,422
Deutsche Bank AG
 5.28%, due 5/15/07 (c)                               3,802,948             3,802,948
KBC Bank N.V.
 5.28%, due 6/5/07 (c)                                8,366,484             8,366,484
Rabobank Nederland
 5.265%, due 5/3/07 (c)                              15,211,790            15,211,790
Royal Bank of Scotland
 5.285%, due 5/8/07 (c)                               7,605,895             7,605,895
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (c)                               7,605,895             7,605,895
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (c)                               7,605,895             7,605,895
Toronto Dominion Bank
 5.28%, due 5/11/07 (c)                               7,605,895             7,605,895
UBS AG
 5.27%, due 5/4/07 (c)                                3,802,947             3,802,947
                                                                  -------------------
Total Time Deposits
 (Cost $130,060,803)                                                      130,060,803
                                                                  -------------------

                                                      PRINCIPAL
                                                         AMOUNT                 VALUE
U.S. GOVERNMENT (2.0%)
United States Treasury Bills
 4.69%, due 7/19/07 (e)                             $ 2,500,000   $         2,473,940
 4.807%, due 7/5/07                                  26,900,000            26,668,821
                                                                  -------------------
Total U.S. Government
 (Cost $29,137,970)                                                        29,142,761
                                                                  -------------------
Total Short-Term Investments
 (Cost $254,485,481)                                                      254,490,272
                                                                  -------------------
Total Investments
 (Cost $1,574,926,092) (f)                                116.6%        1,699,975,973(g)
Liabilities in Excess of
 Cash and Other Assets                                    (16.6)         (242,068,665)
                                                    -----------   -------------------
Net Assets                                                100.0%  $     1,457,907,308
                                                    ===========   ===================

                                                      CONTRACTS            UNREALIZED
                                                           LONG       DEPRECIATION(I)
FUTURES CONTRACTS (-0.0%)++
-------------------------------------------------------------------------------------
Russell 2000 Index
 Mini June 2007                                              98   $          (209,305)
                                                                  -------------------
Total Futures Contracts
 (Settlement Value $16,423,525) (h)                               $          (209,305)
                                                                  ===================

++   Less than one-tenth of a percent.
+++  All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not
     limited to, forwards, TBA's, options and futures. These
     securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to
     ensure proper coverage for these transactions.
(a)  Non-income producing security.
(b)  Represents a security, or a portion thereof, which is out on loan.
(c)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)  Floating rate. Rate shown is the rate in effect at April 30,
     2007.
(e)  Segregated as collateral for futures contracts.
(f)  The cost for federal income tax purposes is $1,593,526,033.
(g)  At April 30, 2007 net unrealized appreciation was
     $106,449,940, based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation
     for all investments on which there was an excess of market value over cost of $176,313,632 and aggregate gross
     unrealized depreciation for all investments on which there was an excess of cost over market value of $69,863,692.
(h)  The combined market value of common stocks and settlement value of Russell 2000 Index futures contracts represents
     100.3% of net assets.
(i)  Represents the difference between the value of the contracts at the time they were opened and the value at April 30,
     2007.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $1,574,926,092) including
  $217,006,227 market value of securities
  loaned                                      $1,699,975,973
Cash                                                  35,195
Receivables:
  Investment securities sold                      31,075,544
  Fund shares sold                                 1,393,866
  Dividends and interest                           1,073,073
Other assets                                         176,677
                                              --------------
    Total assets                               1,733,730,328
                                              --------------
LIABILITIES:
Securities lending collateral                    225,347,511
Payables:
  Investment securities purchased                 44,484,459
  Fund shares redeemed                             2,931,146
  Manager (See Note 3)                             1,130,005
  Transfer agent (See Note 3)                      1,061,448
  Variation margin on futures contracts              328,518
  NYLIFE Distributors (See Note 3)                   224,863
  Shareholder communication                          159,166
  Professional fees                                  106,892
  Custodian                                           25,304
  Trustees                                            18,477
Accrued expenses                                       5,231
                                              --------------
    Total liabilities                            275,823,020
                                              --------------
Net assets                                    $1,457,907,308
                                              ==============

COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per share)
  1 billion shares authorized:
  Class A                                     $      218,122
  Class B                                             21,688
  Class C                                             48,358
  Class I                                            401,052
Additional paid-in capital                     1,233,372,560
Accumulated undistributed net investment
  income                                             800,819
Accumulated net realized gain on investments
  and futures transactions                        98,204,133
Net unrealized appreciation on investments
  and futures contracts                          124,840,576
                                              --------------
Net assets                                    $1,457,907,308
                                              ==============
CLASS A
Net assets applicable to outstanding shares   $  458,295,441
                                              ==============
Shares of capital stock outstanding               21,812,231
                                              ==============
Net asset value per share outstanding         $        21.01
Maximum sales charge (5.50% of offering
  price)                                                1.22
                                              --------------
Maximum offering price per share outstanding  $        22.23
                                              ==============
CLASS B
Net assets applicable to outstanding shares   $   43,993,774
                                              ==============
Shares of capital stock outstanding                2,168,822
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        20.28
                                              ==============
CLASS C
Net assets applicable to outstanding shares   $   98,131,872
                                              ==============
Shares of capital stock outstanding                4,835,755
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        20.29
                                              ==============
CLASS I
Net assets applicable to outstanding shares   $  857,486,221
                                              ==============
Shares of capital stock outstanding               40,105,153
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        21.38
                                              ==============

 16   MainStay Small Cap Opportunity Fund             The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends                                      $10,172,592
  Interest                                           934,789
  Income from securities loaned--net                 744,137
                                                 ------------
    Total income                                  11,851,518
                                                 ------------
EXPENSES:
  Manager (See Note 3)                             7,560,304
  Transfer agent--Classes A, B and C (See Note
    3)                                               999,885
  Transfer agent--Class I (See Note 3)               856,094
  Distribution/Service--Class A (See Note 3)         605,287
  Service--Class B (See Note 3)                       56,582
  Service--Class C (See Note 3)                      138,406
  Distribution--Class B (See Note 3)                 169,745
  Distribution--Class C (See Note 3)                 415,218
  Shareholder communication                          164,654
  Professional fees                                  132,725
  Registration                                        96,159
  Custodian                                           37,918
  Trustees                                            33,423
  Miscellaneous                                       33,240
                                                 ------------
    Total expenses before waiver                  11,299,640
  Expense waiver from Manager (See Note 3)          (365,106)
                                                 ------------
    Net expenses                                  10,934,534
                                                 ------------
Net investment income                                916,984
                                                 ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
  Security transactions                          118,115,340
  Futures transactions                             2,306,307
                                                 ------------
Net realized gain on investments and futures
  transactions                                   120,421,647
                                                 ------------
Net change in unrealized appreciation on:
  Security transactions                          (34,472,065)
  Futures contracts                                 (555,970)
                                                 ------------
Net change in unrealized appreciation on
  investments and futures contracts              (35,028,035)
                                                 ------------
Net realized and unrealized gain on investments
  and futures transactions                        85,393,612
                                                 ------------
Net increase in net assets resulting from
  operations                                     $86,310,596
                                                 ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                             2007             2006
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)      $      916,984   $   (2,831,277)
 Net realized gain (loss) on
  investments and futures
  transactions                        120,421,647      (18,338,604)
 Net change in unrealized
  appreciation on investments and
  futures contracts                   (35,028,035)     125,336,180
                                   -------------------------------
 Net increase in net assets
  resulting from operations            86,310,596      104,166,299
                                   -------------------------------
Dividends and distributions to shareholders:
 From net investment income:
   Class I                               (116,165)              --
 From net realized gain on investments:
   Class A                                     --      (20,984,570)
   Class B                                     --       (4,734,873)
   Class C                                     --       (5,461,202)
   Class I                                     --      (32,376,431)
                                   -------------------------------
 Total dividends and
  distributions to shareholders          (116,165)     (63,557,076)
                                   -------------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                             64,666,309      448,429,649
   Class B                              2,356,456       19,339,451
   Class C                              2,017,609       94,319,777
   Class I                            107,759,169      663,749,722
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
   Class A                                     --       15,882,368
   Class B                                     --        4,539,793
   Class C                                     --        2,891,829
   Class I                                109,458       31,213,755
                                   -------------------------------
                                      176,909,001    1,280,366,344

                                             2007             2006
 Cost of shares redeemed:
   Class A                         $ (137,452,806)  $ (182,893,061)
   Class B                             (5,591,772)     (10,261,741)
   Class C                            (30,233,129)     (26,149,239)
   Class I                           (163,064,935)    (179,554,565)
                                   -------------------------------
                                     (336,342,642)    (398,858,606)
 Net asset value of shares converted (See Note
  1):
   Class A                              1,290,685       15,343,811
   Class B                             (1,290,685)     (15,343,811)
   Increase (decrease) in net
    assets derived from capital
    share transactions               (159,433,641)     881,507,738
                                   -------------------------------
   Net increase (decrease) in net
    assets                            (73,239,210)     922,116,961

NET ASSETS:
Beginning of period                 1,531,146,518      609,029,557
                                   -------------------------------
End of period                      $1,457,907,308   $1,531,146,518
                                   ===============================
Accumulated undistributed net
 investment income at end of
 period                            $      800,819   $           --
                                   ===============================

 18   MainStay Small Cap Opportunity Fund             The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     19

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                        CLASS A
                                -------------------------------------------------------
                                                                            JANUARY 2,
                                SIX MONTHS                                     2004*
                                  ENDED                                       THROUGH
                                APRIL 30,       YEAR ENDED OCTOBER 31,      OCTOBER 31,
                                  2007**          2006          2005           2004
Net asset value at beginning
  of period                      $  19.87       $  19.60      $  18.58        $ 16.78
                                ----------      --------      --------      -----------
Net investment loss                 (0.00)(a)(b)    (0.07)(a)    (0.08)(a)      (0.09)(a)
Net realized and unrealized
  gain on investments                1.14           2.14          4.01           1.89
                                ----------      --------      --------      -----------
Total from investment
  operations                         1.14           2.07          3.93           1.80
                                ----------      --------      --------      -----------
Less distributions:
  From net investment income           --             --            --             --
  From net realized gain on
    investments                        --          (1.80)        (2.91)            --
                                ----------      --------      --------      -----------
  Total dividends and
    distributions                      --          (1.80)        (2.91)            --
                                ----------      --------      --------      -----------
Net asset value at end of
  period                         $  21.01       $  19.87      $  19.60        $ 18.58
                                ==========      ========      ========      ===========
Total investment return (c)          5.74%(d)      11.20%        22.66%         10.73%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment loss               (0.05%)+       (0.39%)       (0.44%)        (0.36%)+
  Net expenses                       1.61%+         1.64%         1.66%          1.87%+#
  Expenses (before
    waiver/reimbursement)            1.62%+         1.64%         1.66%          1.87%+#
Portfolio turnover rate                54%           124%          159%           132%
Net assets at end of period
  (in 000's)                     $458,295       $502,182      $194,615        $24,621

                                                               CLASS C
                                ---------------------------------------------------------------------
                                                                                        DECEMBER 30,
                                SIX MONTHS                                                 2002*
                                  ENDED                                                   THROUGH
                                APRIL 30,            YEAR ENDED OCTOBER 31,             OCTOBER 31,
                                  2007**          2006         2005         2004            2003
Net asset value at beginning
  of period                      $ 19.26        $  19.19      $ 18.37      $16.15          $11.46
                                ----------      --------      -------      ------      --------------
Net investment income (loss)       (0.08)(a)       (0.21)(a)    (0.22)(a)   (0.25)(a)       (0.05)(a)
Net realized and unrealized
  gain on investments               1.11            2.08         3.95        3.28            4.74
                                ----------      --------      -------      ------      --------------
Total from investment
  operations                        1.03            1.87         3.73        3.03            4.69
                                ----------      --------      -------      ------      --------------
Less dividends and
  distributions:
  From net investment income          --              --           --          --              --
  From net realized gain on
    investments                       --           (1.80)       (2.91)      (0.81)             --
                                ----------      --------      -------      ------      --------------
Total dividends and
  distributions                       --           (1.80)       (2.91)      (0.81)             --
                                ----------      --------      -------      ------      --------------
Net asset value at end of
  period                         $ 20.29        $  19.26      $ 19.19      $18.37          $16.15
                                ==========      ========      =======      ======      ==============
Total investment return (c)         5.35%(d)       10.32%       21.72%      19.29%          40.92%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)     (0.80%)+        (1.14%)      (1.19%)     (1.13%)         (0.47%)+
  Net expenses                      2.36%+          2.39%        2.41%       2.62%#          2.27%+#
  Expenses (before
    waiver/reimbursement)           2.37%+          2.39%        2.41%       2.62%#          2.34%+#
Portfolio turnover rate               54%            124%         159%        132%            135%
Net assets at end of period
  (in 000's)                     $98,132        $120,414      $48,316      $5,518          $    2

*    Commencement of operations.
**   Unaudited.
+    Annualized.
#    Includes transfer agent fees paid directly which amounted to 0.02%, 0.08% and 0.07% of average net assets for the years or periods ended October 31, 2004, October 31, 2003 and
     October 31, 2002, respectively, and custodian fees and other expenses paid indirectly which amounted to less than 0.01% of average net assets for the years indicated.
(a)  Per share data based on average shares outstanding during the period.
(b)  Less than one cent per share.
(c)  Total return is calculated exclusive of sales charges. Class I is not subject to sales charges.
(d)  Total return in not annualized.

 20   MainStay Small Cap Opportunity Fund             The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                            CLASS B
    -------------------------------------------------------
                                                JANUARY 2,
    SIX MONTHS                                     2004*
      ENDED                                       THROUGH
    APRIL 30,       YEAR ENDED OCTOBER 31,      OCTOBER 31,
      2007**          2006          2005           2004
     $ 19.25        $ 19.18       $ 18.38         $ 16.71
    ----------      --------      --------      -----------
       (0.08)(a)      (0.21)(a)     (0.22)(a)       (0.19)(a)
        1.11           2.08          3.93            1.86
    ----------      --------      --------      -----------
        1.03           1.87          3.71            1.67
    ----------      --------      --------      -----------
          --             --            --              --
          --          (1.80)        (2.91)             --
    ----------      --------      --------      -----------
          --          (1.80)        (2.91)             --
    ----------      --------      --------      -----------
     $ 20.28        $ 19.25       $ 19.18         $ 18.38
    ==========      ========      ========      ===========
        5.40%(d)      10.32%        21.59%           9.99%(d)
       (0.79%)+       (1.12%)       (1.19%)         (1.12%)+
        2.36%+         2.39%         2.41%           2.62%+#
        2.37%+         2.39%         2.41%           2.62%+#
          54%           124%          159%            132%
     $43,994        $46,112       $48,496         $14,905

                                        CLASS I
    --------------------------------------------------------------------------------
    SIX MONTHS
      ENDED
    APRIL 30,                            YEAR ENDED OCTOBER 31,
      2007**          2006          2005          2004          2003          2002
     $  20.18       $  19.79      $  18.67      $  16.26      $  11.58      $  11.04
    ----------      --------      --------      --------      --------      --------
         0.04 (a)       0.02(a)       0.01(a)       0.06(a)       0.07(a)       0.15
         1.16           2.17          4.02          3.21          4.74          0.50
    ----------      --------      --------      --------      --------      --------
         1.20           2.19          4.03          3.27          4.81          0.65
    ----------      --------      --------      --------      --------      --------
        (0.00)(b)         --            --         (0.05)        (0.13)        (0.11)
           --          (1.80)        (2.91)        (0.81)           --            --
    ----------      --------      --------      --------      --------      --------
        (0.00)         (1.80)        (2.91)        (0.86)        (0.13)        (0.11)
    ----------      --------      --------      --------      --------      --------
     $  21.38       $  20.18      $  19.79      $  18.67      $  16.26      $  11.58
    ==========      ========      ========      ========      ========      ========
         5.96%(d)      11.73%        23.15%        20.72%        42.04%         5.84%
         0.38%+         0.09%         0.06%         0.32%         0.53%         1.08%
         1.19%+         1.17%         1.16%         1.18%#        1.27%#        1.26%#
         1.26%+         1.17%         1.16%         1.18%#        1.34%#        1.27%#
           54%           124%          159%          132%          135%          103%
     $857,486       $862,439      $317,602      $194,476      $163,362      $111,181

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    21

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

Eclipse Funds (the "Trust") was organized on July 30, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company and is comprised of three funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Small Cap Opportunity Fund (the "Fund"), a diversified fund.

The Fund currently offers four classes of shares. Class I shares commenced on January 12, 1987 and Class A shares, Class B shares and Class C shares commenced on December 30, 2002. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The four classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee.

The Fund's investment objective is to seek high total return.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund did not hold securities that were valued in such manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net

 22   MainStay Small Cap Opportunity Fund
assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 24) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill its investment objective.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

(H) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(I) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 25.)

(J) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated

                                                    www.mainstayfunds.com     23
with the Fund and all the operational expenses that are not the responsibility of the Fund. The Fund is advised by the Manager directly, without a subadvisor.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of 1.00% of the average daily net assets of the Fund. At a meeting of our Fund's Trustees, held on March 29-30, 2007, the Trustees approved a modification to the Fund's management agreement to implement a contractual fee waiver of 0.05% on assets over $1.5 billion effective May 1, 2007. As a result, the Fund's management fees will be 1.00% on assets up to $1.5 billion and 0.95% on assets thereafter.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.70%; Class B, 2.45%; Class C, 2.45%; and Class I, 1.19%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.19% of the Fund's average daily net assets for its Class I shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. In addition, the Manager also had an agreement in place under which it had agreed to reimburse the transfer agency fees of the Class A shares of the Fund so that total ordinary operating expenses did not exceed 1.70% of the average daily net assets for Class A shares. The Manager also applied an equivalent reimbursement, in an equal amount of basis points, to the Fund's Class B and Class C shares. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $7,560,304 and waived its fees in the amount of $365,106.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

           OCTOBER 31,
               2010                  TOTAL
             $365,106               $365,106
       -------------------------------------------

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, other than Class I shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $15,552 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $9,012, $43,745 and $29,304, respectively, for the six months ended April 30, 2007.

 24   MainStay Small Cap Opportunity Fund

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $1,855,979.

(E) INDEPENDENT TRUSTEE FEES. For the six months ended April 30, 2007, Independent Trustees were paid an annual retainer of $40,000 and an additional annual fee of $40,000 in connection with attendance at Board Meetings, plus reimbursement for travel and out-of-pocket expenses. The chairman of the Board of Trustees receives an additional retainer of $20,000 annually and the Audit Committee Chair receives an additional retainer of $15,000 annually. The retainers are paid in the aggregate for the Trust and other registered investment companies managed by NYLIM that are served by the Trustees.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                 $     1,597             0.0*%
-------------------------------------------------------------------
Class B                                       1,555             0.0*
-------------------------------------------------------------------
Class C                                       2,378             0.0*
-------------------------------------------------------------------
Class I                                  69,311,730             8.1
-------------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $37,881.

NOTE 4--FEDERAL INCOME TAX:

At October 31, 2006, for federal income tax purposes, capital loss carryforwards of $3,270,908 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

           CAPITAL LOSS           CAPITAL LOSS
        AVAILABLE THROUGH       AMOUNTS (000'S)
               2014                  $3,271
       -------------------------------------------

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                 2006
Distributions paid from:
  Ordinary Income                             $35,359,092
  Long-Term Capital Gains                      28,197,984
---------------------------------------------------------
                                              $63,557,076
---------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $217,006,227. The Fund received $225,347,511 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were $801,835 and $977,083, respectively.

                                                    www.mainstayfunds.com     25

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                               SIX MONTHS ENDED
                                                APRIL 30, 2007*
                                          CLASS A   CLASS B   CLASS C   CLASS I
Shares sold                                3,144      118        101     5,159
-------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions                 --       --         --         5
-------------------------------------------------------------------------------
                                           3,144      118        101     5,164
Shares redeemed                           (6,674)    (290)    (1,518)   (7,807)
-------------------------------------------------------------------------------
Shares converted (See Note 1)                 62      (54)        --        --
-------------------------------------------------------------------------------
Net decrease                              (3,468)    (226)    (1,417)   (2,643)
-------------------------------------------------------------------------------

                                                       YEAR ENDED
                                                    OCTOBER 31, 2006
                                          CLASS A   CLASS B   CLASS C   CLASS I
Shares sold                               23,267     1,024     4,991    34,362
-------------------------------------------------------------------------------
Shares issued in reinvestment of
  distributions                              854       250       159     1,660
-------------------------------------------------------------------------------
                                          24,121     1,274     5,150    36,022
Shares redeemed                           (9,605)     (552)   (1,416)   (9,319)
-------------------------------------------------------------------------------
Shares converted (See Note 1)                834      (855)       --        --
-------------------------------------------------------------------------------
Net increase (decrease)                   15,350      (133)    3,734    26,703
-------------------------------------------------------------------------------

*Unaudited.

NOTE 10--OTHER MATTERS:

The SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that Fund, as well as the related guaranteed disclosure to Fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance at this time as to the outcome of these efforts. The MainStay Equity Index Fund is not a portfolio of Eclipse Funds.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 26   MainStay Small Cap Opportunity Fund

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of trustees, including a majority of trustees who are not "interested persons" of the fund, as defined in the 1940 Act ("Independent Trustees"), annually review and approve the fund's investment advisory Agreement. At its March 29-30, 2007 meeting, the Board of Trustees (the "Board") of the Balanced Fund (the "Fund"), which was comprised solely of Independent Trustees, unanimously approved the renewal of the Fund's Management Agreement (the "Agreement") for one additional year.

In reaching its decision to renew the Agreement, the Board considered information furnished to the Board throughout the year at regular and special Board meetings, as well as information prepared specifically in connection with the annual contract review process that took place at various meetings between December 2006 and March 2007. Information provided to the Board at its meetings throughout the year included, among other things, detailed investment analytics reports on the Fund, prepared by the Investment Consulting Group at New York Life Investment Management LLC ("NYLIM"), investment adviser to the Fund. These reports were developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on shareholder services, legal and compliance matters, portfolio turnover, and sales and marketing activity. Information requested by and provided to the Board specifically in connection with the annual contract review process included, among other things, a report on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"), an outside third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management fee and ordinary operating expenses. The Board also requested and received information on the profitability of the Fund to NYLIM and its affiliates, discussed in greater detail below, and responses to a comprehensive list of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board.

In determining to renew the Agreement for one additional year, the members of the Board reviewed and evaluated all of this information and factors they believed, in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment, to be relevant and appropriate. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by NYLIM as adviser to the Fund; (ii) the investment performance of the Fund; (iii) the cost of the services to be provided, and profits to be realized, by NYLIM and its affiliates from NYLIM's relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management fee level and overall total ordinary operating expenses, particularly as compared to similar portfolios.

The Board's decision to renew the Agreement was not based on any single factor noted above, but rather was based on a comprehensive consideration of all of the information provided to the Board throughout the year and specifically in connection with the contract renewal process. The members of the Board may have weighed certain factors differently. The Board's conclusions with respect to the Agreement were based also on the Board's consideration of the Agreement in prior years. In addition to considering the factors noted above, the Board observed that there are a range of investment options available to shareholders of the Fund, including a wide variety of mutual funds offered by competitors to the MainStay Family of Funds, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the MainStay Family of Funds. A discussion of the factors that figured prominently in the Board's decision to renew the Agreement is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY NYLIM

In considering the renewal of the Agreement, the Board examined the nature, extent and quality of the services that NYLIM provides to the Fund. The Board evaluated NYLIM's experience in serving as manager of the Fund, noting that NYLIM manages other mutual funds and serves a variety of other investment advisory clients, including other pooled investment vehicles. The Board considered the experience of senior personnel at NYLIM providing management and administrative services to the Fund, as well as NYLIM's reputation and financial condition. The Board considered NYLIM's performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, and for implementing Board directives as they relate to the Fund. In addition, the Board noted that NYLIM also is responsible for paying substantially all of the salaries and expenses for the Fund's officers. The Board considered the scope and quality of NYLIM's services provided to the Fund's shareholders (including services provided through its affiliate, NYLIM Service Company LLC), including the more extensive requirements of New York Life agents and reputation as a high-quality provider of shareholder services, which has been recognized by independent third-parties on numerous occasions. The Board also reviewed NYLIM's willingness to invest in personnel designed to benefit the Fund, including recent enhancements to investment teams at NYLIM. The Board further considered NYLIM's track record and experience in

                                                    www.mainstayfunds.com     27
providing investment advisory services to the Fund. In this regard, the Board considered the experience of the Fund's portfolio management team, the number of accounts managed by portfolio managers and NYLIM's method for compensating portfolio managers. In addition, the Board considered the benefits to shareholders of being part of the MainStay Family of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus. Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund is likely to continue to benefit from the nature, extent and quality of these services as a result of NYLIM's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE OF THE SMALL CAP OPPORTUNITY FUND

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment analytics reports provided by NYLIM's Investment Consulting Group on the Fund throughout the year. These reports, which were prepared by NYLIM in consultation with the Board, include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to similar mutual funds managed by other investment advisers.

In considering the Fund's investment performance, the Board gave weight to its ongoing discussions with senior management at NYLIM concerning Fund investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board considered specific actions that NYLIM had taken, or had agreed with the Board to take, to improve the Fund's investment performance, and any results of those actions. In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record, as opposed to the Fund's short-term investment performance.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund's investment performance over time has been satisfactory. The Fund discloses more information about its performance in the Manager Discussions and Financial Highlights sections of this Semiannual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NYLIM AND ITS AFFILIATES

The Board considered the costs of the services provided by NYLIM under the Agreement and the profitability of NYLIM and its affiliates due to their relationship with the Fund over various time periods.

In evaluating the costs and profits of NYLIM and its affiliates due to their relationship with the Fund, the Board considered, among other things, NYLIM's investments in personnel, systems, equipment and other resources necessary to manage the Fund. The Board acknowledged that NYLIM must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that NYLIM's ability to maintain a strong financial position is important in order for NYLIM to continue to provide high-quality ongoing services to the Fund and its shareholders. The Board noted, for example, recent increased costs borne by NYLIM and its affiliates due to new regulatory and compliance requirements.

The Board also reviewed information from NYLIM regarding the estimated profitability realized by NYLIM and its affiliates due to their overall relationship with the Fund. The Board considered information from NYLIM illustrating the revenues and expenses allocated by NYLIM to the Fund, noting the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by NYLIM to the Board with respect to the Fund was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by NYLIM and its affiliates due to their relationship with the Fund. The Board recognized, for example, the benefits to NYLIM from legally permitted "soft-dollar" arrangements by which brokers may provide research and other services to NYLIM in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities. The Board also considered that, in addition to fees earned by NYLIM for managing the Fund, NYLIM affiliates also earn revenues from serving the Fund in various other capacities, including as transfer agent and distributor. The information provided to the Board indicated that the profitability to NYLIM and its affiliates arising directly from these other arrangements was not excessive.

 28   MainStay Small Cap Opportunity Fund

The Board noted that, although it assessed the overall profitability of the Fund to NYLIM and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to NYLIM and its affiliates under the Agreement, the Board considered the profitability of NYLIM's relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreement, that the profit to be realized by NYLIM and its affiliates due to their relationship with the Fund is fair and reasonable.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from NYLIM and Strategic Insight showing how the Fund's management fee compared with fees charged for similar services by peer funds as assets hypothetically increase over time. The Board noted the extent to which the Fund benefits from economies of scale through expense waivers and reimbursements. While recognizing that any precise determination of future economies of scale is necessarily subjective, the Board considered the extent to which NYLIM may realize a larger profit margin as the Fund's assets grow over time. The Board also observed that NYLIM subsidizes many of the Fund's overall expenses through the operation of contractual and voluntary expense limitations that may be lifted only with prior approval of the Board.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund continues to grow over time.

MANAGEMENT FEE AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fee to be paid under the Agreement and the Fund's total ordinary operating expenses.

The Board considered information provided by NYLIM on the fees that NYLIM charges to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account the relative scope of services provided to the Fund as opposed to NYLIM's other investment advisory clients. The Board also considered comparative data provided by Strategic Insight on the fees and expense ratios charged by similar mutual funds managed by other investment advisers. This comparative information assisted the Board in evaluating the reasonableness of the Fund's management fee when compared to similar fees charged by NYLIM to other investment advisory clients, and fees charged by other investment advisers to mutual funds in the Fund's peer group.

Following discussions between NYLIM and the Board, the Board considered and accepted NYLIM's recommendation to impose a new contractual management fee breakpoint on the Fund.

In assessing the reasonableness of the Fund's management fee and total ordinary operating expenses, the Board took note of fee and expense arrangements that had been negotiated by the Board with NYLIM in recent years and observed that NYLIM has subsidized the total ordinary operating expenses of the Fund and Fund share classes through the imposition of expense limitation arrangements that may be modified only with prior approval of the Board.

Based on these considerations, the Board concluded that the Fund's management fee and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreement, supports the conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, which consisted entirely of Independent Trustees, unanimously approved the renewal of the Agreement for one additional year.

                                                    www.mainstayfunds.com     29

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of Eclipse Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

MID CAP
OPPORTUNITY          VOTES           VOTES
FUND                  FOR          WITHHELD     ABSTENTIONS       TOTAL
Susan B.
 Kerley          40,707,936.013   59,493.010    41,075.000    40,808,504.023
----------------------------------------------------------------------------
Alan R.
 Latshaw         40,707,119.498   60,309.525    41,075.000    40,808,504.023
----------------------------------------------------------------------------
Peter Meenan     40,706,872.801   60,556.222    41,075.000    40,808,504.023
----------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      40,708,314.480   59,114.543    41,075.000    40,808,504.023
----------------------------------------------------------------------------
Richard S.
 Trutanic        40,708,089.635   59,339.388    41,075.000    40,808,504.023
----------------------------------------------------------------------------
Roman L. Weil    40,708,471.193   58,957.830    41,075.000    40,808,504.023
----------------------------------------------------------------------------
John A.
 Weisser         40,710,093.351   57,335.672    41,075.000    40,808,504.023
----------------------------------------------------------------------------
Brian A.
 Murdock         40,707,964.067   59,464.956    41,075.000    40,808,504.023
----------------------------------------------------------------------------

This resulted in approval of the proposal.

 30   MainStay Small Cap Opportunity Fund

TRUSTEES AND OFFICERS

The Trustees oversee the Fund and the Manager. Pursuant to notice, a Special Meeting of Shareholders of Eclipse Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Director, Eclipse Funds Inc.
        3/14/56           Trustee since      and President (since 2004) and                    since June 2007 (15 funds);
                          June 2007 and      Chief Executive Officer (since                    Director, MainStay VP Series
                          Chief Executive    2006), New York Life Investment                   Fund, Inc., since 2006 (25
                          Officer since      Management LLC and New York                       portfolios); Director, ICAP
                          2006               Life Investment Management                        Funds, Inc., since 2006 (3
                                             Holdings LLC; Senior Vice                         funds); Trustee, The MainStay
                                             President, New York Life                          Funds since 2006 (19 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds Inc. (since 2006);
                                             Chairman (2006 to 2007) and
                                             Trustee and Chief Executive
                                             Officer (since 2006), The
                                             MainStay Funds; Chairman (2006
                                             to 2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

                                                    www.mainstayfunds.com     31

                          TERM OF OFFICE,
                          POSITION(S) WITH                                     NUMBER OF FUNDS
                          THE COMPANY                                          IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)           OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
        ------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management           65         Chairman since 2005 and Director
        8/12/51           Chairman since     Advisors LLC (since 1990)                          since 1990, Eclipse Funds Inc.
                          2005 and Trustee                                                      (15 funds); Chairman and
                          since 2000                                                            Director, ICAP Funds, Inc.,
                                                                                                since 2006 (3 funds); Chairman
                                                                                                and Trustee, The MainStay Funds,
                                                                                                since June 2007 (19 funds);
                                                                                                Chairman and Director, MainStay
                                                                                                VP Series Fund, Inc., since June
                                                                                                2007 (25 portfolios); Trustee,
                                                                                                Legg Mason Partners Funds, Inc.,
                                                                                                since 1991 (30 portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young         65         Director, Eclipse Funds Inc.
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                       since June 2007 (15 funds);
                          Committee          Arthur Andersen LLP (1976 to                       Director, ICAP Funds, Inc.,
                          Financial Expert   2002); Consultant to the                           since June 2007 (3 funds);
                          since June 2007    MainStay Funds Audit and                           Trustee, The MainStay Funds
                                             Compliance Committee (2004 to                      since 2006 (19 funds); Director,
                                             2006)                                              MainStay VP Series Fund, Inc.,
                                                                                                since June 2007 (25 portfolios);
                                                                                                Trustee, State Farm Associates
                                                                                                Funds Trusts since 2005 (3
                                                                                                portfolios); Trustee, State Farm
                                                                                                Mutual Fund Trust since 2005 (15
                                                                                                portfolios); Trustee, State Farm
                                                                                                Variable Product Trust since
                                                                                                2005 (9 portfolios); Trustee,
                                                                                                Utopia Funds since 2005 (4
                                                                                                portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                 65         Director, Eclipse Funds Inc.
        12/5/41           Trustee since                                                         since 2002 (15 funds); Director,
                          2002                                                                  ICAP Funds, Inc., since June
                                                                                                2007 (3 funds); Trustee, The
                                                                                                MainStay Funds since June 2007
                                                                                                (19 funds); Director, MainStay
                                                                                                VP Series Fund, Inc., since June
                                                                                                2007 (25 portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital          65         Director, Eclipse Funds Inc.
        NOLAN, JR.        Trustee since      Management; President--Shields/                    since June 2007 (15 funds);
        11/16/46          June 2007          Alliance, Alliance Capital                         Director, ICAP Funds, Inc.,
                                             Management (1994 to 2004)                          since June 2007 (3 funds);
                                                                                                Trustee, The MainStay Funds
                                                                                                since June 2007 (19 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 2006 (25
                                                                                                portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief         65         Director, Eclipse Funds Inc.
        TRUTANIC          Trustee since      Executive Office (1990 to 1999),                   since June 2007 (15 funds);
        2/13/52           June 2007          Somerset Group (financial                          Director, ICAP Funds, Inc.,
                                             advisory firm); Managing                           since June 2007 (3 funds);
                                             Director and Advisor, The                          Trustee, The MainStay Funds
                                             Carlyle Group (private                             since 1994 (19 funds); Director,
                                             investment firm) (2002 to 2004);                   MainStay VP Series Fund, Inc.,
                                             Senior Managing Director and                       since June 2007 (25 portfolios).
                                             Partner, Groupe Arnault S.A.
                                             (private investment firm) (1999
                                             to 2002)
        ------------------------------------------------------------------------------------------------------------------------

 32   MainStay Small Cap Opportunity Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                     NUMBER OF FUNDS
                          THE COMPANY                                          IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)           OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
        ------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of              65         Director, Eclipse Funds Inc.
        5/22/40           Trustee and Audit  Accounting, Graduate School of                     since June 2007 (15 funds);
                          Committee          Business, University of Chicago;                   Director, ICAP Funds, Inc.,
                          Financial Expert   President, Roman L. Weil                           since June 2007 (3 funds);
                          since June 2007    Associates, Inc. (consulting                       Trustee, The MainStay Funds
                                             firm)                                              since June 2007 (19 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 1994 (25
                                                                                                portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of           65         Director, Eclipse Funds Inc.
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                    since June 2007 (15 funds);
                          June 2007          1995)                                              Director, ICAP Funds, Inc.,
                                                                                                since June 2007 (3 funds);
                                                                                                Trustee, The MainStay Funds
                                                                                                since June 2007 (19 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 1997 (25
                                                                                                portfolios); Trustee, Direxion
                                                                                                Funds (57 funds) and Direxion
                                                                                                Insurance Trust (45 funds) since
                                                                                                March 2007.
        ------------------------------------------------------------------------------------------------------------------------

Lawrence Glacken and Robert P. Mulhearn resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds Inc., The MainStay
                                             Funds and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds Inc., The MainStay Funds,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June
                          Officer since      2007); Vice President, Prudential Investments (2000 to
                          June 2007          2007); Assistant Treasurer, JennisonDryden Family of Funds,
                                             Target Portfolio Trust, The Prudential Series Fund and
                                             American Skandia Trust (2006 to 2007); Treasurer and
                                             Principal Financial Officer, The Greater China Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds
                                             Inc., The MainStay Funds, MainStay VP Series Fund, Inc., and
                                             ICAP Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds Inc., MainStay VP
                                             Series Fund, Inc., and The MainStay Funds (since 2005) and
                                             ICAP Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     33

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds
                                             Inc., The MainStay Funds and MainStay VP Series Fund, Inc.
                                             (since 2006) and ICAP Funds, Inc. (since 2006); Vice
                                             President--Compliance, Eclipse Funds Inc., The MainStay
                                             Funds and MainStay VP Series Fund, Inc. (2004 to 2006);
                                             Deputy Chief Compliance Officer, New York Life Investment
                                             Management LLC (2002 to 2003); Vice President and Compliance
                                             Officer, Goldman Sachs Asset Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds Inc., The MainStay Funds and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 10, 2007.

Patrick G. Boyle resigned as Executive Vice President of the Fund effective June 7, 2007.

Tony H. Elavia resigned as Senior Vice President of the Fund effective June 7, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

 34   MainStay Small Cap Opportunity Fund

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com

                                                                   Eclipse Funds
(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04847

NYLIM-AO10721         (RECYCLE LOGO)                     MS155-07   MSSR10-04/07
                                                                              B1

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    BALANCED FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                            MAINSTAY
                            BALANCED FUND

                            MainStay Funds

                            Semiannual Report

                            Unaudited

                            April 30, 2007

TABLE OF CONTENTS


Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------


Portfolio Management Discussion and Analysis                                  10
--------------------------------------------------------------------------------


Portfolio of Investments                                                      12
--------------------------------------------------------------------------------


Financial Statements                                                          20
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 26
--------------------------------------------------------------------------------

Board Consideration and Approval of Management and Subadvisory Agreements     32
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  35
--------------------------------------------------------------------------------


Shareholder Reports and Quarterly Portfolio Disclosure                        35
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               35
--------------------------------------------------------------------------------

Trustees and Officers                                                         36

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges        1.21%    4.51%  7.93%   8.71%
Excluding sales charges   7.10    10.59   9.16    9.32

(PERFORMANCE GRAPH)                                         (With sales charges)

                                    MAINSTAY         RUSSELL MIDCAP         BALANCED         ML CORP GOVT 1-     RUSSELL MIDCAP
                                  BALANCED FUND        VALUE INDEX          COMPOSITE              10                 INDEX
                                  -------------      --------------         ---------        ---------------     --------------
4/30/97                                9450               10000               10000               10000               10000
                                      12329               14096               12745               10895               14098
                                      12654               14363               13291               11596               14935
                                      11689               13718               13050               11781               17326
                                      13615               16407               15234               13196               17375
                                      14868               17788               16495               14140               17253
                                      14357               15388               15830               15638               14814
                                      17159               20763               19143               15955               20066
                                      18667               24979               21696               16466               23001
                                      20836               31160               24904               16631               29077
4/30/07                               23042               37285               28472               17734               33509

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges        1.69%    4.72%  8.07%   8.52%
Excluding sales charges   6.69     9.72   8.36    8.52

(PERFORMANCE GRAPH)                                         (With sales charges)

                                    MAINSTAY         RUSSELL MIDCAP         BALANCED         ML CORP GOVT 1-     RUSSELL MIDCAP
                                  BALANCED FUND        VALUE INDEX          COMPOSITE              10                 INDEX
                                  -------------      --------------         ---------        ---------------     --------------
4/30/97                               10000               10000               10000               10000               10000
                                      12951               14096               12745               10895               14098
                                      13202               14363               13291               11596               14935
                                      12097               13718               13050               11781               17326
                                      13989               16407               15234               13196               17375
                                      15164               17788               16495               14140               17253
                                      14536               15388               15830               15638               14814
                                      17251               20763               19143               15955               20066
                                      18630               24979               21696               16466               23001
                                      20647               31160               24904               16631               29077
4/30/07                               22653               37285               28472               17734               33509

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges        5.69%    8.72%  8.35%   8.52%
Excluding sales charges   6.69     9.72   8.35    8.52

(PERFORMANCE GRAPH)                                         (With sales charges)

                                    MAINSTAY         RUSSELL MIDCAP         BALANCED         ML CORP GOVT 1-     RUSSELL MIDCAP
                                  BALANCED FUND        VALUE INDEX          COMPOSITE              10                 INDEX
                                  -------------      --------------         ---------        ---------------     --------------
4/30/97                               10000               10000               10000               10000               10000
                                      12955               14096               12745               10895               14098
                                      13206               14363               13291               11596               14935
                                      12105               13718               13050               11781               17326
                                      13994               16407               15234               13196               17375
                                      15171               17788               16495               14140               17253
                                      14542               15388               15830               15638               14814
                                      17262               20763               19143               15955               20066
                                      18634               24979               21696               16466               23001
                                      20653               31160               24904               16631               29077
4/30/07                               22660               37285               28472               17734               33509

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and

THE DISCLOSURE AND FOOTNOTES ON THE NEXT TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                       www.mainstayfunds.com   5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                          7.32%   11.07%  9.57%   9.66%

(PERFORMANCE GRAPH)

                                    MAINSTAY         RUSSELL MIDCAP         BALANCED         ML CORP GOVT 1-     RUSSELL MIDCAP
                                  BALANCED FUND        VALUE INDEX          COMPOSITE              10                 INDEX
                                  -------------      --------------         ---------        ---------------     --------------
4/30/97                               10000               10000               10000               10000               10000
                                      13078               14096               12745               10895               14098
                                      13458               14363               13291               11596               14935
                                      12458               13718               13050               11781               17326
                                      14548               16407               15234               13196               17375
                                      15925               17788               16495               14140               17253
                                      15419               15388               15830               15638               14814
                                      18475               20763               19143               15955               20066
                                      20188               24979               21696               16466               23001
                                      22639               31160               24904               16631               29077
4/30/07                               25146               37285               28472               17734               33509

CLASS R1 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                          7.27%   10.93%  9.45%   9.54%

(PERFORMANCE GRAPH)

                                    MAINSTAY         RUSSELL MIDCAP         BALANCED         ML CORP GOVT 1-     RUSSELL MIDCAP
                                  BALANCED FUND        VALUE INDEX          COMPOSITE              10                 INDEX
                                  -------------      --------------         ---------        ---------------     --------------
4/30/97                               10000               10000               10000               10000               10000
                                      13064               14096               12745               10895               14098
                                      13430               14363               13291               11596               14935
                                      12419               13718               13050               11781               17326
                                      14488               16407               15234               13196               17375
                                      15843               17788               16495               14140               17253
                                      15323               15388               15830               15638               14814
                                      18336               20763               19143               15955               20066
                                      20010               24979               21696               16466               23001
                                      22428               31160               24904               16631               29077
4/30/07                               24879               37285               28472               17734               33509

CLASS R2 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                          7.15%   10.67%  9.17%   9.27%

(PERFORMANCE GRAPH)

                                    MAINSTAY         RUSSELL MIDCAP         BALANCED         ML CORP GOVT 1-     RUSSELL MIDCAP
                                  BALANCED FUND        VALUE INDEX          COMPOSITE              10                 INDEX
                                  -------------      --------------         ---------        ---------------     --------------
4/30/97                               10000               10000               10000               10000               10000
                                      13034               14096               12745               10895               14098
                                      13364               14363               13291               11596               14935
                                      12331               13718               13050               11781               17326
                                      14350               16407               15234               13196               17375
                                      15655               17788               16495               14140               17253
                                      15102               15388               15830               15638               14814
                                      18034               20763               19143               15955               20066
                                      19620               24979               21696               16466               23001
                                      21932               31160               24904               16631               29077
4/30/07                               24272               37285               28472               17734               33509

have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1.00% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of .25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain minimum program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of .50% and are available in certain individual retirement accounts or in certain retirement plans.

Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. From inception (5/1/89) through 12/31/03, performance for Class A, B, R1 and R2 shares (each first offered 1/2/04) includes the historical performance of Class I shares adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for Class A, B, R1 and R2 shares. Prior to 4/28/06, the performance for Class R3 shares

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE AND THE FOLLOWING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6 MainStay Balanced Fund

CLASS R3 SHARES--NO SALES CHARGES
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                          6.98%   10.38%  8.90%   9.00%

(PERFORMANCE GRAPH)

                                    MAINSTAY         RUSSELL MIDCAP         BALANCED         ML CORP GOVT 1-     RUSSELL MIDCAP
                                  BALANCED FUND        VALUE INDEX          COMPOSITE              10                 INDEX
                                  -------------      --------------         ---------        ---------------     --------------
4/30/97                               10000               10000               10000               10000               10000
                                      13000               14096               12745               10895               14098
                                      13297               14363               13291               11596               14935
                                      12236               13718               13050               11781               17326
                                      14203               16407               15234               13196               17375
                                      15455               17788               16495               14140               17253
                                      14873               15388               15830               15638               14814
                                      17714               20763               19143               15955               20066
                                      19241               24979               21696               16466               23001
                                      21448               31160               24904               16631               29077
4/30/07                               23674               37285               28472               17734               33509

                                                          SIX      ONE     FIVE     TEN
BENCHMARK PERFORMANCE                                    MONTHS   YEAR    YEARS    YEARS
----------------------------------------------------------------------------------------
Russell Midcap(R) Value Index(1)                         12.78%   19.66%  15.95%   14.07%
Balanced Composite Index(2)                               8.63    14.33   11.53    11.03
Merrill Lynch Corporate & Government 1-10 Years Bond
  Index(3)                                                2.61     6.63    4.63     5.90
Russell Midcap(R) Index(4)                               12.24    15.24   14.20    12.85
Average Lipper mixed-asset target allocation growth
  fund(5)                                                 7.59    11.48    7.62     7.32

includes the historical performance of Class I shares adjusted to reflect the fees and expenses for Class R3 shares. Prior to 1/2/04, the Fund offered Class L shares, which were subject to a 1.00% sales charge and a 1.00% CDSC on redemptions within one year of purchase. From inception through 12/29/02, performance for Class L shares (first offered 12/30/02) includes the historical performance of Class I shares adjusted to reflect the applicable sales charge, CDSC and fees and expenses for Class L shares. Effective 1/2/04, all outstanding Class L shares of the Fund were converted to Class C shares, redesignated Class C shares or both.
1. Going forward, the Fund will measure its performance against the Russell Midcap(R) Value Index. The fund selected the Russell Midcap(R) Value Index because it believes that this Index is more reflective of the Fund's investment style. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Results assume reinvestment of all income and capital gains. The Russell Midcap(R) Value Index is considered to be the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
2. The Fund's Balanced Composite Index is consists of the Russell Midcap(R) Value Index and the Merrill Lynch Corporate & Government 1-10 Years Bond Index weighted 60%/40%. Results assume that all income and capital gains are reinvested in the index or indices that produce them. An investment cannot be made directly in an index or a composite.
3. The Merrill Lynch Corporate & Government 1-10 Years Bond Index is a market-capitalization-weighted index that consists of U.S. government and fixed-coupon domestic investment-grade corporate bonds. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
4. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
5. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING TWO PAGES IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                       www.mainstayfunds.com   7

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY BALANCED FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,071.50           $ 6.57            $1,018.60            $ 6.41
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,067.55           $10.41            $1,014.85            $10.14
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,067.55           $10.41            $1,014.85            $10.14
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,073.30           $ 4.52            $1,020.60            $ 4.41
---------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                       $1,000.00         $1,072.80           $ 5.04            $1,020.10            $ 4.91
---------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                       $1,000.00         $1,071.65           $ 6.32            $1,018.85            $ 6.16
---------------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                       $1,000.00         $1,070.00           $ 7.60            $1,017.60            $ 7.40
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.28% for Class A, 2.03% for Class B and Class C, 0.88% for Class I, 0.98% for Class R1, 1.23% for Class R2 and 1.48% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

 8 MainStay Balanced Fund

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                     60.3
Corporate Bonds                                                                   38.5
Short-Term Investments (collateral from securities lending                         4.2
  is 3.8%)
Federal Agenices                                                                   0.5
Yankee Bond                                                                       0.0*
Convertible Preferred Stock                                                       0.0*
Futures Contracts                                                                 0.0*
Convertible Bond                                                                  0.0*
Liabilities in Excess of Cash and Other Assets                                    (3.5)

* Less than one-tenth of a percent.

See Portfolio of Investments on page 12 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  NRG Energy, Inc.
 2.  ALLTEL Corp., 7.00%, due 7/1/12
 3.  Entergy Corp.
 4.  CIGNA Corp.
 5.  Valero Energy Corp.
 6.  Mirant Corp.
 7.  Nabisco, Inc., 7.55%, due 6/15/15
 8.  Archer-Daniels-Midland Co.
 9.  Tesoro Corp.
10.  Aetna, Inc.

                                                       www.mainstayfunds.com   9

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Tony H. Elavia and Joan M. Sabella of New York Life Investment Management LLC

HOW DID MAINSTAY BALANCED FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE SIX-MONTH REPORTING PERIOD?

Excluding all sales charges, MainStay Balanced Fund returned 7.10% for Class A shares, 6.69% for Class B shares and 6.69% for Class C shares for the six months ended April 30, 2007. Over the same period, Class I shares returned 7.32%, Class R1 shares returned 7.27%, Class R2 shares returned 7.15% and Class R3 shares returned 6.98%. All share classes underperformed the 12.78% return of the Russell Midcap(R) Value Index,(1) the 7.59% return of the average Lipper(2) mixed-asset target allocation growth fund and the 8.63% return of the Fund's Balanced Composite Index(3) for the six months ended April 30, 2007. The Russell Midcap(R) Value Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

DURING THE REPORTING PERIOD, WHICH EQUITY SECTORS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S PERFORMANCE AND WHICH EQUITY SECTORS WERE THE WEAKEST?

The equity portion of the Fund utilizes a proprietary quantitative investment process that focuses on a combination of valuation, operating and trading factors. Sector holdings are a residual of the Fund's investment process and are not a product of top-down, macroeconomic analysis. The sector that contributed the most to the Fund's absolute performance during the reporting period was materials, which saw strong performance from metals & mining companies. Utilities and industrials were also strong. The equity sectors that contributed the least to the Fund's absolute performance were financials, consumer discretionary and consumer staples.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S PERFORMANCE AND WHICH STOCKS WERE THE WEAKEST?

The strongest individual contributors to performance in the equity portion of the Fund were NRG Energy, Steel Dynamics and Reliance Steel & Aluminum.

The weakest stocks in the Fund included New Century Financial, Circuit City and W&T Offshore. New Century Financial lost ground because of difficulties in the subprime mortgage market. All three of these weak performers were sold during the six-month reporting period.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

The Fund selects securities using a proprietary investment process. Among the stocks that fit the Fund's purchase criteria during the reporting period were Valero Energy and Tesoro.

Among the stocks the Fund sold because of unattractive relative valuations, weakening operating results and deteriorating price trends were CSX and Prudential Financial. Both stocks were sold at a profit during the reporting period.

HOW DID SECTOR WEIGHTINGS CHANGE IN THE EQUITY PORTION OF THE FUND DURING THE REPORTING PERIOD?

Weighting changes in the equity portion of the Fund are a result of the Fund's proprietary quantitative security-selection process. During the reporting period, the Fund's equity weightings increased substantially relative to the Russell MidCap(R) Value Index in energy and utilities. Over the same period, the Fund's equity weighting in industrials declined substantially while equity weightings in consumer discretionary and consumer staples sectors decreased moderately.


The Fund can invest in foreign securities, which may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. The Fund's use of securities lending presents the risk of default by the borrower, which may also result in a loss to the Fund. See additional securities lending disclosure in the Notes to Financial Statements (Note 2). The Fund invests in mid-cap stocks, which may be more volatile and less liquid than the securities of larger companies. Funds that invest in bonds are subject to interest-rate risk and can lose principal value when interest rates rise.
1. See footnote on page 7 for more information on the Russell Midcap(R) Value Index.
2. See footnote on page 7 for more information on Lipper Inc.
3. See footnote on page 7 for more information on the Fund's Balanced Composite Index.

 10 MainStay Balanced Fund

HOW WAS THE EQUITY PORTION OF THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2007, the equity portion of the Fund was significantly overweight relative to the Russell MidCap(R) Value Index in financials and health care. On the same date, the Fund was significantly under-weight in utilities and moderately underweight in technology relative to the Index. These underweight positions detracted from performance during the reporting period.

WHAT FACTORS AFFECTED THE BOND PORTION OF THE FUND DURING THE REPORTING PERIOD?

The Federal Open Market Committee maintained the targeted federal funds rate at 5.25% throughout the six-month reporting period. Bonds traded in an extremely narrow range, and the yield curve re-mained inverted, with Treasury bills yielding more than the 10-year Treasury bond.

During the reporting period, there were no significant changes in the way the bond portion of the Fund was managed. This portion of the Fund maintained a duration of three to five years and a laddered maturity schedule. All bonds held by the Fund were investment grade on the date of purchase.


The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                      www.mainstayfunds.com   11

PORTFOLIO OF INVESTMENTS+++ APRIL 30, 2007 UNAUDITED

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
LONG-TERM BONDS (39.0%)+
CONVERTIBLE BOND (0.0%)++
--------------------------------------------------------------------------------
INTERNET (0.0%)++
At Home Corp.
 4.75%, due 12/15/07 (a)(b)(c)(d)                   $   177,810   $           18
                                                                  --------------
Total Convertible Bond
 (Cost $13,325)                                                               18
                                                                  --------------
CORPORATE BONDS (38.5%)
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.8%)
General Dynamics Corp.
 4.50%, due 8/15/10                                     874,000          863,044
Lockheed Martin Corp.
 7.65%, due 5/1/16                                    1,820,000        2,110,104
United Technologies Corp.
 6.50%, due 6/1/09                                    5,628,000        5,799,001
 7.125%, due 11/15/10                                 3,380,000        3,604,594
                                                                  --------------
                                                                      12,376,743
                                                                  --------------
AGRICULTURE (0.7%)
Altria Group, Inc.
 7.00%, due 11/4/13                                   6,750,000        7,329,454
Monsanto Co.
 7.375%, due 8/15/12                                  2,000,000        2,196,556
                                                                  --------------
                                                                       9,526,010
                                                                  --------------
AUTO PARTS & EQUIPMENT (0.3%)
Johnson Controls, Inc.
 6.30%, due 2/1/08                                    4,325,000        4,334,152
                                                                  --------------

BANKS (5.2%)
Bank of America Corp.
 7.40%, due 1/15/11                                   1,000,000        1,075,851
 7.80%, due 2/15/10                                   4,500,000        4,816,093
 7.80%, due 9/15/16                                   1,500,000        1,753,317
Bank One Corp.
 6.00%, due 8/1/08                                    5,247,000        5,285,266
 7.875%, due 8/1/10                                   7,000,000        7,588,602
Bank One N.A.
 6.25%, due 2/15/08                                   1,800,000        1,810,103
BankAmerica Corp.
 7.125%, due 3/1/09                                   1,660,000        1,717,119
BankBoston N.A.
 6.375%, due 3/25/08                                  1,000,000        1,007,972
FleetBoston Financial Corp.
 6.375%, due 5/15/08                                  3,000,000        3,028,371
 7.375%, due 12/1/09                                  1,200,000        1,261,784
Mellon Bank N.A.
 7.625%, due 9/15/07                                  1,311,000        1,320,797
Mellon Funding Corp.
 6.375%, due 2/15/10                                  1,960,000        2,038,084
 6.70%, due 3/1/08                                    2,026,000        2,040,982

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
BANKS (CONTINUED)
SunTrust Banks, Inc.
 6.25%, due 6/1/08                                  $ 5,000,000   $    5,042,710
U.S. Bancorp
 3.125%, due 3/15/08                                    437,000          428,747
 6.875%, due 9/15/07                                  3,000,000        3,011,334
U.S. Bank N.A.
 5.70%, due 12/15/08                                  1,747,000        1,762,314
 6.30%, due 7/15/08                                   3,305,000        3,345,017
 6.375%, due 8/1/11                                   2,500,000        2,618,302
Wachovia Bank N.A.
 7.80%, due 8/18/10                                   7,525,000        8,093,905
Wachovia Corp.
 6.15%, due 3/15/09                                   1,920,000        1,955,497
 6.25%, due 8/4/08                                    2,317,000        2,335,029
 6.375%, due 1/15/09                                  1,736,000        1,773,630
Wells Fargo & Co.
 3.50%, due 4/4/08                                      437,000          429,756
Wells Fargo Bank N.A.
 6.45%, due 2/1/11                                    3,847,000        4,028,336
 7.55%, due 6/21/10                                   5,000,000        5,341,435
                                                                  --------------
                                                                      74,910,353
                                                                  --------------
BEVERAGES (0.9%)
Anheuser-Busch Cos., Inc.
 5.375%, due 9/15/08 (e)                                900,000          900,966
 5.625%, due 10/1/10 (e)                              1,500,000        1,528,615
 5.65%, due 9/15/08                                     454,000          456,111
 5.75%, due 4/1/10                                      655,000          667,190
 6.00%, due 4/15/11                                   2,110,000        2,176,524
 7.50%, due 3/15/12                                   4,200,000        4,608,395
 9.00%, due 12/1/09                                   1,190,000        1,296,332
PepsiCo., Inc.
 5.75%, due 1/15/08                                   1,747,000        1,752,012
                                                                  --------------
                                                                      13,386,145
                                                                  --------------
CHEMICALS (0.5%)
E.I. du Pont de Nemours & Co.
 3.375%, due 11/15/07                                   805,000          796,594
 4.75%, due 11/15/12                                  2,000,000        1,954,350
 6.75%, due 9/1/07                                    2,000,000        2,008,358
Praxair, Inc.
 6.50%, due 3/1/08                                    2,536,000        2,559,864
                                                                  --------------
                                                                       7,319,166
                                                                  --------------
COMPUTERS (1.5%)
Computer Sciences Corp.
 6.25%, due 3/15/09                                   1,012,000        1,026,599

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 12 MainStay Balanced Fund          The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
--------------------------------------------------------------------------------
COMPUTERS (CONTINUED)
Hewlett-Packard Co.
 5.50%, due 7/1/07                                  $ 1,200,000   $    1,199,899
 6.50%, due 7/1/12                                    3,500,000        3,721,224
International Business Machines Corp.
 4.75%, due 11/29/12                                  1,500,000        1,482,620
 5.375%, due 2/1/09                                     958,000          963,192
 5.50%, due 1/15/09                                     467,000          470,614
 6.45%, due 8/1/07                                    6,664,000        6,679,940
 7.50%, due 6/15/13                                   4,940,000        5,554,136
                                                                  --------------
                                                                      21,098,224
                                                                  --------------
COSMETICS & PERSONAL CARE (0.4%)
Gillette Co. (The)
 2.875%, due 3/15/08                                    437,000          428,916
 3.50%, due 10/15/07                                  1,311,000        1,300,231
Procter & Gamble Co. (The)
 6.875%, due 9/15/09                                  3,877,000        4,039,927
                                                                  --------------
                                                                       5,769,074
                                                                  --------------
DIVERSIFIED FINANCIAL SERVICES (13.1%)
American Express Credit Corp.
 3.00%, due 5/16/08                                     874,000          853,857
 5.30%, due 12/2/15                                   4,500,000        4,509,144
Associates Corp. of N.A.
 6.25%, due 11/1/08                                   1,800,000        1,828,723
Bear Stearns Cos., Inc. (The)
 4.00%, due 1/31/08                                   1,092,000        1,082,126
 5.30%, due 10/30/15                                  8,500,000        8,374,498
 7.625%, due 12/7/09                                  3,250,000        3,446,791
 7.80%, due 8/15/07                                   2,000,000        2,013,198
Caterpillar Financial Services Corp.
 4.875%, due 6/15/07                                  1,725,000        1,723,910
CIT Group, Inc.
 4.75%, due 12/15/10                                    655,000          640,768
 5.50%, due 11/30/07                                  1,000,000        1,000,173
 5.875%, due 10/15/08                                 1,800,000        1,815,919
 6.875%, due 11/1/09                                  2,500,000        2,591,975
 7.75%, due 4/2/12                                    5,600,000        6,136,704
Citicorp
 6.375%, due 11/15/08                                 1,500,000        1,527,512
 7.20%, due 6/15/07                                   1,000,000        1,001,878
Citigroup Global Markets Holdings, Inc.
 6.50%, due 2/15/08                                   3,500,000        3,530,646
Citigroup, Inc.
 5.00%, due 9/15/14                                   4,000,000        3,913,944
 5.85%, due 8/2/16                                    1,500,000        1,552,244
 6.50%, due 1/18/11                                   1,474,000        1,543,854
 7.25%, due 10/1/10                                   2,000,000        2,133,292

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
Credit Suisse First Boston USA, Inc.
 6.125%, due 11/15/11                               $ 6,462,000   $    6,723,356
 6.50%, due 6/1/08                                    4,500,000        4,549,289
General Electric Capital Corp.
 4.25%, due 1/15/08                                     437,000          433,799
 6.50%, due 12/10/07                                  2,000,000        2,014,034
 6.875%, due 11/15/10                                 7,912,000        8,383,524
 7.375%, due 1/19/10                                  5,000,000        5,297,465
Goldman Sachs Group, Inc. (The)
 5.70%, due 9/1/12                                    3,374,000        3,440,316
 6.65%, due 5/15/09                                   2,430,000        2,503,559
 7.35%, due 10/1/09                                   7,650,000        8,049,154
 Series B
 7.80%, due 1/28/10                                   4,000,000        4,276,332
Heller Financial, Inc.
 7.375%, due 11/1/09                                  5,000,000        5,277,755
HSBC Finance Corp.
 5.875%, due 2/1/09                                     437,000          442,010
 6.375%, due 8/1/10                                   1,657,000        1,716,859
 6.375%, due 11/27/12                                 3,000,000        3,150,609
 6.40%, due 6/17/08                                   3,600,000        3,642,764
 6.50%, due 11/15/08                                  3,000,000        3,056,100
 6.75%, due 5/15/11                                   2,374,000        2,503,791
 8.00%, due 7/15/10                                   6,000,000        6,491,778
International Lease Finance Corp.
 4.50%, due 5/1/08                                      437,000          432,717
 5.625%, due 6/1/07                                     655,000          655,109
 6.375%, due 3/15/09                                  2,000,000        2,045,068
John Deere Capital Corp.
 3.90%, due 1/15/08                                     218,000          215,872
 6.00%, due 2/15/09                                   2,000,000        2,028,764
 7.00%, due 3/15/12                                     200,000          215,620
JPMorgan & Co., Inc.
 6.25%, due 2/15/11                                     262,000          270,680
JPMorgan Chase & Co.
 5.25%, due 5/1/15                                    7,750,000        7,680,250
 6.75%, due 8/15/08                                   1,405,000        1,425,151
Lehman Brothers Holdings, Inc.
 2.99%, due 9/28/07 (f)                               2,000,000        1,985,340
 6.625%, due 1/18/12                                  2,491,000        2,632,120
 7.00%, due 2/1/08                                    4,143,000        4,186,062
 7.875%, due 8/15/10                                  4,100,000        4,423,552
 8.25%, due 6/15/07                                   1,000,000        1,003,238
Lehman Brothers, Inc.
 6.50%, due 4/15/08                                   1,600,000        1,609,341
Merrill Lynch & Co., Inc.
 3.24%, due 3/2/09 (f)                                  437,000          421,119
 6.00%, due 2/17/09                                   8,337,000        8,455,177
 6.05%, due 5/16/16                                   6,800,000        7,009,420
 6.375%, due 10/15/08                                 1,112,000        1,131,066

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   13

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
Morgan Stanley
 5.75%, due 10/18/16                                $ 5,000,000   $    5,068,150
 6.75%, due 4/15/11                                   8,811,000        9,315,571
Pitney Bowes Credit Corp.
 5.75%, due 8/15/08                                     874,000          878,014
Toyota Motor Credit Corp.
 5.50%, due 12/15/08                                  1,477,000        1,482,704
Wells Fargo Financial, Inc.
 5.875%, due 8/15/08                                  2,316,000        2,326,420
 6.85%, due 7/15/09                                     109,000          112,772
                                                                  --------------
                                                                     190,182,947
                                                                  --------------
ELECTRIC (0.5%)
Consolidated Edison Co. of New York
 7.50%, due 9/1/10                                    5,500,000        5,901,555
Interstate Power & Light Co.
 6.625%, due 8/1/09                                   1,311,000        1,344,406
                                                                  --------------
                                                                       7,245,961
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
Emerson Electric Co.
 5.00%, due 10/15/08                                    262,000          260,872
 5.85%, due 3/15/09                                   2,386,000        2,419,330
 7.125%, due 8/15/10                                  4,500,000        4,784,963
                                                                  --------------
                                                                       7,465,165
                                                                  --------------
ELECTRONICS (0.0%)++
Honeywell, Inc.
 7.125%, due 4/15/08                                    131,000          133,054
                                                                  --------------

FOOD (3.1%)
Campbell Soup Co.
 6.75%, due 2/15/11                                   3,450,000        3,642,324
Hershey Co. (The)
 5.45%, due 9/1/16                                    2,925,000        2,937,496
Kellogg Co.
 Series B
 6.60%, due 4/1/11                                    7,500,000        7,876,245
Kraft Foods, Inc.
 6.25%, due 6/1/12                                    5,150,000        5,355,773
Nabisco, Inc.
 7.05%, due 7/15/07                                   2,028,000        2,034,039
V    7.55%, due 6/15/15                              10,880,000       12,240,152
Sara Lee Corp.
 6.00%, due 1/15/08                                   1,048,000        1,051,461
Sysco International Co.
 6.10%, due 6/1/12 (e)                                3,060,000        3,175,723
Unilever Capital Corp.
 7.125%, due 11/1/10                                  5,700,000        6,051,342
                                                                  --------------
                                                                      44,364,555
                                                                  --------------

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
HEALTH CARE-PRODUCTS (0.2%)
Johnson & Johnson
 6.625%, due 9/1/09                                 $ 2,371,000   $    2,461,179
                                                                  --------------

HOUSEHOLD PRODUCTS & WARES (0.2%)
Kimberly-Clark Corp.
 7.10%, due 8/1/07                                    3,245,000        3,257,863
                                                                  --------------

INSURANCE (0.3%)
Allstate Corp. (The)
 7.20%, due 12/1/09                                   1,900,000        1,994,143
John Hancock Financial Services, Inc.
 5.625%, due 12/1/08                                  2,640,000        2,658,171
                                                                  --------------
                                                                       4,652,314
                                                                  --------------
MACHINERY--CONSTRUCTION & MINING (0.7%)
Caterpillar, Inc.
 5.70%, due 8/15/16                                   2,000,000        2,047,570
 6.55%, due 5/1/11                                    3,915,000        4,113,487
 7.25%, due 9/15/09                                   4,347,000        4,554,521
                                                                  --------------
                                                                      10,715,578
                                                                  --------------
MACHINERY--DIVERSIFIED (1.0%)
Deere & Co.
 6.95%, due 4/25/14                                   5,000,000        5,485,280
 7.85%, due 5/15/10                                   7,808,000        8,388,134
                                                                  --------------
                                                                      13,873,414
                                                                  --------------
MEDIA (1.0%)
Gannett Co., Inc.
 6.375%, due 4/1/12                                   6,595,000        6,877,411
Walt Disney Co. (The)
 6.375%, due 3/1/12                                   7,000,000        7,389,312
                                                                  --------------
                                                                      14,266,723
                                                                  --------------
MISCELLANEOUS--MANUFACTURING (0.7%)
Honeywell International, Inc.
 7.50%, due 3/1/10                                    6,985,000        7,432,627
Illinois Tool Works, Inc.
 5.75%, due 3/1/09                                    3,090,000        3,128,390
                                                                  --------------
                                                                      10,561,017
                                                                  --------------
OIL & GAS (0.7%)
Atlantic Richfield Co.
 5.90%, due 4/15/09                                   1,000,000        1,016,985
ConocoPhillips
 6.375%, due 3/30/09                                  2,160,000        2,215,337
 8.75%, due 5/25/10                                   4,440,000        4,910,742
Texaco Capital, Inc.
 5.50%, due 1/15/09                                   2,000,000        2,014,914
                                                                  --------------
                                                                      10,157,978
                                                                  --------------

 14 MainStay Balanced Fund          The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
--------------------------------------------------------------------------------
PHARMACEUTICALS (0.2%)
Pharmacia Corp.
 5.875%, due 12/1/08                                $   437,000   $      442,519
Warner-Lambert Co.
 6.00%, due 1/15/08                                   2,218,000        2,228,407
                                                                  --------------
                                                                       2,670,926
                                                                  --------------
RETAIL (1.3%)
Kohl's Corp.
 6.30%, due 3/1/11                                      612,000          635,681
Target Corp.
 5.375%, due 6/15/09                                  2,706,000        2,728,695
 5.40%, due 10/1/08                                   1,700,000        1,706,756
 7.50%, due 8/15/10                                   3,034,000        3,255,424
Wal-Mart Stores, Inc.
 6.875%, due 8/10/09                                 10,088,000       10,479,525
 7.25%, due 6/1/13                                      349,000          384,435
                                                                  --------------
                                                                      19,190,516
                                                                  --------------
SOFTWARE (0.3%)
First Data Corp.
 5.625%, due 11/1/11                                    661,000          675,578
 5.80%, due 12/15/08                                  1,725,000        1,745,371
 6.375%, due 12/15/07                                 2,133,000        2,145,930
                                                                  --------------
                                                                       4,566,879
                                                                  --------------
TELECOMMUNICATIONS (4.2%)
V  ALLTEL Corp.
 7.00%, due 7/1/12                                   14,000,000       14,665,014
Ameritech Capital Funding Corp.
 6.15%, due 1/15/08                                   1,916,000        1,925,423
AT&T Corp.
 7.30%, due 11/15/11                                  7,000,000        7,605,542
BellSouth Capital Funding Corp.
 7.75%, due 2/15/10                                   6,000,000        6,401,586
BellSouth Corp.
 6.00%, due 10/15/11                                  2,000,000        2,065,494
BellSouth Telecommunications, Inc.
 5.875%, due 1/15/09                                    262,000          264,950
GTE North, Inc.
 6.375%, due 2/15/10 (e)                                437,000          449,375
Motorola, Inc.
 8.00%, due 11/1/11                                   6,000,000        6,596,148
New York Telephone Co.
 6.125%, due 1/15/10                                    874,000          891,088
Southwestern Bell Telephone Corp.
 6.625%, due 7/15/07                                  1,100,000        1,102,212
 7.00%, due 7/1/15                                    5,000,000        5,408,810
Verizon Communications, Inc.
 6.50%, due 9/15/11                                   5,000,000        5,213,770

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
TELECOMMUNICATIONS (CONTINUED)
Verizon Global Funding Corp.
 7.375%, due 9/1/12                                 $ 7,000,000   $    7,690,998
                                                                  --------------
                                                                      60,280,410
                                                                  --------------
TEXTILES (0.2%)
Cintas Corp. No. 2
 6.00%, due 6/1/12                                    3,095,000        3,204,105
                                                                  --------------
Total Corporate Bonds
 (Cost $563,180,642)                                                 557,970,451
                                                                  --------------

FEDERAL AGENCIES (0.5%)
--------------------------------------------------------------------------------
FANNIE MAE (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.1%)
 Series 2003-17, Class QT
 5.00%, due 8/25/27                                   1,031,000        1,023,658
 Series 2003-32, Class PG
 5.00%, due 10/25/27                                    437,000          432,960
                                                                  --------------
                                                                       1,456,618
                                                                  --------------
FEDERAL FARM CREDIT BANK (0.0%)++
 3.875%, due 5/7/10                                     655,000          638,181
                                                                  --------------

FEDERAL HOME LOAN BANKS (0.1%)
 3.75%, due 4/1/10                                      655,000          636,732
 3.875%, due 2/12/10                                    220,000          214,791
                                                                  --------------
                                                                         851,523
                                                                  --------------

FREDDIE MAC (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.2%)
 Series 2734, Class JC
 3.50%, due 11/15/23                                    727,127          713,028
 Series 2579, Class PG
 4.00%, due 3/15/27                                      57,405           57,113
 Series 2719, Class WB
 4.50%, due 8/15/21                                   1,030,211          991,712
 Series 2589, Class GD
 5.00%, due 9/15/28                                     437,000          435,581
 Series 2600, Class MJ
 5.00%, due 9/15/29                                     437,000          431,120
                                                                  --------------
                                                                       2,628,554
                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (COLLATERALIZED MORTGAGE OBLIGATION) (0.1%)
 Series 2003-50, Class PC
 5.50%, due 3/16/32                                     874,000          880,001
                                                                  --------------
Total Federal Agencies
 (Cost $6,649,162)                                                     6,454,877
                                                                  --------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   15

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
YANKEE BOND (0.0%)++(G)
--------------------------------------------------------------------------------
CHEMICALS (0.0%)++
Dow Capital B.V.
 8.50%, due 6/8/10                                  $   495,000   $      538,439
                                                                  --------------
Total Yankee Bond
 (Cost $551,371)                                                         538,439
                                                                  --------------
Total Long-Term Bonds
 (Cost $570,394,500)                                                 564,963,785
                                                                  --------------

                                                         SHARES
COMMON STOCKS (60.3%)
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (1.8%)
Northrop Grumman Corp.                                  119,760        8,815,534
Raytheon Co.                                            158,406        8,481,057
United Technologies Corp.                               125,772        8,443,074
                                                                  --------------
                                                                      25,739,665
                                                                  --------------
AGRICULTURE (1.7%)
V  Archer-Daniels-Midland Co.                           314,785       12,182,179
North Atlantic Trading Co., Inc. (a)(d)(h)(i)               130                1
Reynolds American, Inc. (e)                              85,533        5,496,351
UST, Inc.                                               121,038        6,860,434
                                                                  --------------
                                                                      24,538,965
                                                                  --------------
AUTO PARTS & EQUIPMENT (0.7%)
Autoliv, Inc.                                           165,122        9,601,844
                                                                  --------------
BANKS (5.9%)
Bank of America Corp.                                   160,732        8,181,259
Bank of New York Co., Inc. (The)                        114,805        4,647,306
Commerce Bancshares, Inc.                               156,763        7,421,160
First Citizens BancShares, Inc. Class A                   2,676          542,960
KeyCorp                                                 335,819       11,982,022
M&T Bank Corp.                                           86,387        9,618,329
National City Corp. (e)                                 230,807        8,435,996
PNC Financial Services Group, Inc.                      155,643       11,533,146
U.S. Bancorp                                             75,188        2,582,708
UnionBanCal Corp.                                       147,174        9,048,258
Wells Fargo & Co.                                       324,976       11,663,389
                                                                  --------------
                                                                      85,656,533
                                                                  --------------
BEVERAGES (0.5%)
PepsiAmericas, Inc.                                     275,878        6,659,695
                                                                  --------------

CHEMICALS (0.1%)
Celanese Corp. Class A                                   39,514        1,310,679
                                                                  --------------


                                                         SHARES            VALUE
COMPUTERS (1.5%)
EMC Corp. (h)                                           199,503   $    3,028,456
Hewlett-Packard Co.                                     211,168        8,898,620
International Business Machines Corp.                    91,204        9,321,961
                                                                  --------------
                                                                      21,249,037
                                                                  --------------
COSMETICS & PERSONAL CARE (0.0%)++
Colgate-Palmolive Co.                                     4,930          333,958
                                                                  --------------
DIVERSIFIED FINANCIAL SERVICES (4.1%)
A.G. Edwards, Inc.                                      115,618        8,376,524
Citigroup, Inc.                                         166,331        8,918,668
Countrywide Financial Corp.                               1,425           52,839
Goldman Sachs Group, Inc. (The)                          50,501       11,040,024
JPMorgan Chase & Co.                                    177,360        9,240,456
Merrill Lynch & Co., Inc.                               109,513        9,881,358
Morgan Stanley                                          142,204       11,946,558
                                                                  --------------
                                                                      59,456,427
                                                                  --------------
ELECTRIC (5.0%)
Alliant Energy Corp.                                     85,103        3,727,511
Dominion Resources, Inc.                                 89,433        8,156,290
V  Entergy Corp.                                        123,952       14,023,929
FirstEnergy Corp.                                       175,566       12,015,737
V  Mirant Corp. (h)                                     274,863       12,333,103
V  NRG Energy, Inc. (h)                                 199,624       15,762,310
OGE Energy Corp.                                         12,245          470,698
PG&E Corp.                                                4,533          229,370
Wisconsin Energy Corp.                                  131,680        6,424,667
                                                                  --------------
                                                                      73,143,615
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
Emerson Electric Co.                                    190,452        8,949,339
Energizer Holdings, Inc. (h)                             31,242        3,036,098
                                                                  --------------
                                                                      11,985,437
                                                                  --------------
ELECTRONICS (0.2%)
Avnet, Inc. (e)(h)                                       75,829        3,101,406
                                                                  --------------

FOOD (1.1%)
General Mills, Inc.                                     154,394        9,248,201
Kraft Foods, Inc. Class A                               190,528        6,376,972
                                                                  --------------
                                                                      15,625,173
                                                                  --------------
FOREST PRODUCTS & PAPER (0.7%)
Plum Creek Timber Co., Inc.                             259,373       10,297,108
                                                                  --------------

GAS (0.7%)
AGL Resources, Inc.                                      32,058        1,395,805
Energen Corp.                                           156,848        8,791,330
                                                                  --------------
                                                                      10,187,135
                                                                  --------------
HAND & MACHINE TOOLS (0.2%)
Black & Decker Corp.                                     35,819        3,249,500
                                                                  --------------

 16 MainStay Balanced Fund          The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                         SHARES            VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE-PRODUCTS (0.1%)
Johnson & Johnson                                        31,944   $    2,051,444
                                                                  --------------

HEALTH CARE-SERVICES (1.6%)
V  Aetna, Inc.                                          257,515       12,072,303
WellPoint, Inc. (h)                                     143,124       11,302,502
                                                                  --------------
                                                                      23,374,805
                                                                  --------------
HOUSEHOLD PRODUCTS & WARES (1.2%)
Clorox Co. (The)                                        126,922        8,513,928
Kimberly-Clark Corp.                                    124,306        8,846,858
                                                                  --------------
                                                                      17,360,786
                                                                  --------------
INSURANCE (9.1%)
Allstate Corp. (The)                                    184,798       11,516,611
Ambac Financial Group, Inc.                              73,809        6,775,666
American Financial Group, Inc.                          103,786        3,660,532
Assurant, Inc. (e)                                      178,990       10,297,295
Chubb Corp. (The)                                        80,749        4,346,719
V  CIGNA Corp.                                           87,031       13,541,153
Genworth Financial, Inc. Class A                        226,591        8,268,306
Loews Corp.                                             166,136        7,861,556
MGIC Investment Corp. (e)                               162,762       10,027,767
Old Republic International Corp.                         64,397        1,369,724
PMI Group, Inc. (The)                                   234,504       11,366,409
Radian Group, Inc.                                      171,913        9,989,864
SAFECO Corp.                                            157,681       10,523,630
StanCorp Financial Group, Inc.                           72,409        3,446,668
Torchmark Corp.                                          70,272        4,799,578
Transatlantic Holdings, Inc.                             31,904        2,217,009
Travelers Cos., Inc. (The)                              219,747       11,888,313
                                                                  --------------
                                                                     131,896,800
                                                                  --------------
INTERNET (0.7%)
Expedia, Inc. (h)                                       164,815        3,892,930
IAC/InterActiveCorp. (e)(h)                             162,993        6,213,293
                                                                  --------------
                                                                      10,106,223
                                                                  --------------
IRON & STEEL (2.8%)
Nucor Corp.                                             176,266       11,185,840
Reliance Steel & Aluminum Co. (e)                       154,054        9,150,808
Steel Dynamics, Inc.                                    222,006        9,837,086
United States Steel Corp.                               110,943       11,265,152
                                                                  --------------
                                                                      41,438,886
                                                                  --------------
MACHINERY--DIVERSIFIED (0.2%)
Flowserve Corp.                                          38,729        2,362,856
                                                                  --------------

MEDIA (1.6%)
CBS Corp. Class B                                       171,766        5,457,006
Clear Channel Communications, Inc.                      259,031        9,177,468


                                                         SHARES            VALUE
MEDIA (CONTINUED)
Gannett Co., Inc.                                       142,664   $    8,140,408
                                                                  --------------
                                                                      22,774,882
                                                                  --------------
METAL FABRICATE & HARDWARE (0.6%)
Commercial Metals Co.                                   250,840        8,410,665
                                                                  --------------

MISCELLANEOUS--MANUFACTURING (1.1%)
Parker Hannifin Corp.                                   102,102        9,407,678
SPX Corp.                                                95,456        6,765,921
                                                                  --------------
                                                                      16,173,599
                                                                  --------------
OFFICE & BUSINESS EQUIPMENT (0.3%)
IKON Office Solutions, Inc.                              51,379          768,630
Xerox Corp. (h)                                         229,428        4,244,418
                                                                  --------------
                                                                       5,013,048
                                                                  --------------
OIL & GAS (4.4%)
Chevron Corp.                                            90,266        7,021,792
ExxonMobil Corp.                                        122,586        9,730,877
Marathon Oil Corp.                                      117,131       11,894,653
Sunoco, Inc.                                            139,150       10,510,000
V  Tesoro Corp.                                          99,846       12,101,335
V  Valero Energy Corp.                                  183,047       12,855,391
                                                                  --------------
                                                                      64,114,048
                                                                  --------------
PHARMACEUTICALS (2.2%)
AmerisourceBergen Corp.                                 204,494       10,222,655
King Pharmaceuticals, Inc. (e)(h)                       201,340        4,117,403
Merck & Co., Inc.                                       191,894        9,871,027
Pfizer, Inc.                                            285,865        7,563,988
                                                                  --------------
                                                                      31,775,073
                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (2.7%)
Boston Properties, Inc.                                  97,266       11,434,591
Hospitality Properties Trust                            205,995        9,378,952
HRPT Properties Trust                                   759,188        9,292,461
iStar Financial, Inc.                                    50,645        2,426,908
ProLogis                                                 70,849        4,591,015
Weingarten Realty Investors                              35,115        1,680,604
                                                                  --------------
                                                                      38,804,531
                                                                  --------------
RETAIL (3.6%)
AnnTaylor Stores Corp. (h)                              229,636        8,836,393
AutoNation, Inc. (h)                                    374,578        7,656,374
Dillard's, Inc. Class A (e)                             276,168        9,563,698
Dollar Tree Stores, Inc. (h)                             62,821        2,470,122
Family Dollar Stores, Inc.                               69,614        2,216,510
Home Depot, Inc. (The)                                  301,841       11,430,719
OfficeMax, Inc.                                         189,348        9,319,709
United Auto Group, Inc.                                  57,236        1,160,746
                                                                  --------------
                                                                      52,654,271
                                                                  --------------
SEMICONDUCTORS (0.1%)
Novellus Systems, Inc. (h)                               65,752        2,128,392
                                                                  --------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   17


                                                         SHARES            VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
SOFTWARE (0.4%)
Fair Isaac Corp.                                        152,186   $    5,434,562
                                                                  --------------
TELECOMMUNICATIONS (1.2%)
CenturyTel, Inc.                                        258,779       11,916,773
Polycom, Inc. (h)                                       165,682        5,517,211
                                                                  --------------
                                                                      17,433,984
                                                                  --------------
TOYS, GAMES & HOBBIES (0.8%)
Mattel, Inc.                                            406,418       11,501,629
                                                                  --------------
TRANSPORTATION (0.6%)
Burlington Northern Santa Fe Corp.                        4,188          366,618
Laidlaw International, Inc.                             227,910        7,805,918
                                                                  --------------
                                                                       8,172,536
                                                                  --------------
Total Common Stocks
 (Cost $746,735,420)                                                 875,119,197(o)
                                                                  --------------

CONVERTIBLE PREFERRED STOCK (0.0%)++
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)++
Neon Communications Group, Inc.
 6.00% (a)(d)(h)                                          1,182            4,344
                                                                  --------------
Total Convertible Preferred Stock
 (Cost $3,240)                                                             4,344
                                                                  --------------
                                                      PRINCIPAL
                                                         AMOUNT
SHORT-TERM INVESTMENTS (4.2%)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (1.0%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (j)                            $ 2,795,500        2,795,500
Compass Securitization
 5.292%, due 5/23/07 (j)                                931,833          931,833
 5.294%, due 5/31/07 (j)                                931,833          931,833
Den Danske Bank
 5.276%, due 5/15/07 (j)                                931,833          931,833
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (j)                                745,467          745,467
 5.289%, due 5/4/07 (j)                               1,829,564        1,829,564
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (j)                                931,833          931,833
Old Line Funding LLC
 5.293%, due 5/16/07 (j)                                931,833          931,833
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (j)                                 931,833          931,833

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
COMMERCIAL PAPER (CONTINUED)
Ranger Funding
 5.293%, due 5/22/07 (j)                            $ 1,805,122   $    1,805,122
Yorktown Capital LLC
 5.282%, due 5/31/07 (j)                                931,833          931,833
                                                                  --------------
Total Commercial Paper
 (Cost $13,698,484)                                                   13,698,484
                                                                  --------------

                                                         SHARES
INVESTMENT COMPANY (0.5%)
BGI Institutional Money Market Fund (j)               7,785,877        7,785,877
                                                                  --------------
Total Investment Company
 (Cost $7,785,877)                                                     7,785,877
                                                                  --------------
                                                      PRINCIPAL
                                                         AMOUNT
REPURCHASE AGREEMENT (0.1%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $1,863,947
 (Collateralized by various Corporate Bonds and a
 U.S. Treasury Note,
 with rates between 0.00%-8.38% and maturity dates
 between 8/1/07-2/15/99,
 with a Principal Amount of
 $2,955,598 and a Market Value
 of $1,947,578) (j)                                 $ 1,863,667        1,863,667
                                                                  --------------
Total Repurchase Agreement
 (Cost $1,863,667)                                                     1,863,667
                                                                  --------------
TIME DEPOSITS (2.2%)
Abbey National PLC
 5.30%, due 5/7/07 (j)                                1,863,667        1,863,667
Bank of America Corp.
 5.27%, due 5/18/07 (f)(j)                            2,795,500        2,795,500
Bank of Nova Scotia
 5.28%, due 5/17/07 (j)                               1,863,667        1,863,667
Calyon
 5.31%, due 5/1/07 (j)                               10,250,166       10,250,166
Deutsche Bank AG
 5.28%, due 5/15/07 (j)                                 931,833          931,833
KBC Bank N.V.
 5.28%, due 6/5/07 (j)                                2,050,033        2,050,033
Rabobank Nederland
 5.265%, due 5/3/07 (j)                               3,727,333        3,727,333
Royal Bank of Scotland
 5.285%, due 5/8/07 (j)                               1,863,667        1,863,667
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (j)                               1,863,667        1,863,667

 18 MainStay Balanced Fund          The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
TIME DEPOSITS (CONTINUED)
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (j)                             $ 1,863,667   $    1,863,667
Toronto Dominion Bank
 5.28%, due 5/11/07 (j)                               1,863,667        1,863,667
UBS AG
 5.27%, due 5/4/07 (j)                                  931,833          931,833
                                                                  --------------
Total Time Deposits
 (Cost $31,868,700)                                                   31,868,700
                                                                  --------------
U.S. GOVERNMENT (0.4%)
United States Treasury Bills
 4.69%, due 7/5/07                                    4,500,000        4,461,327
 4.69%, due 7/19/07 (k)                                 500,000          494,788
                                                                  --------------
Total U.S. Government
 (Cost $4,955,104)                                                     4,956,115
                                                                  --------------
Total Short-Term Investments
 (Cost $60,171,832)                                                   60,172,843
                                                                  --------------
Total Investments
 (Cost $1,377,304,992) (l)                                103.5%   1,500,260,169(m)
Liabilities in Excess of
 Cash and Other Asset                                      (3.5)     (50,051,179)
                                                    -----------   --------------
Net Assets                                                100.0%  $1,450,208,990
                                                    ===========   ==============

                                                    CONTRACTS            UNREALIZED
                                                         LONG      APPRECIATION (N)
FUTURES CONTRACTS (0.0%)++
-----------------------------------------------------------------------------------
Standard & Poor's 500 Index
 Mini June 2007                                           142   $             4,040
                                                                -------------------
Total Futures Contracts
 (Settlement Value $10,563,600) (o)                             $             4,040
                                                                ===================

++   Less than one-tenth of a percent.
+++  All of the Fund's liquid assets are maintained to cover
     "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to
     ensure proper coverage for these transactions.
(a)  Illiquid security. The total market value of these
     securities at April 30, 2007 is $4,363, which represents
     0.0% of the Fund's net assets.
(b)  Issue in default.
(c)  Issuer in bankruptcy.
(d)  Fair valued security. The total market value of these
     securities at April 30, 2007 is $4,363, which reflects 0.0%
     of the Fund's net assets.
(e)  Represents a security, or a portion thereof, which is out on loan.
(f)  Floating rate. Rate shown is the rate in effect at April 30,
     2007.
(g)  Yankee Bond--dollar-denominated bond issued in the United
     States by a foreign bank or corporation.
(h)  Non-income producing security.
(i)  Restricted security.
(j)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)  Segregated as collateral for futures contracts.
(l)  The cost for federal income tax purposes is $1,378,873,714.
(m)  At April 30, 2007 net unrealized appreciation was
     $121,386,455, based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation
     for all investments on which there was an excess of market value over cost of $132,439,195 and aggregate gross
     unrealized depreciation for all investments on which there was an excess of cost over market value of $11,052,740.
(n)  Represents the difference between the value of the contracts at the time they were opened and the value at April 30,
     2007.
(o)  The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts
     represents 61.1% of net assets.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   19

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost
  $1,377,304,992) including $53,465,036
  market value of securities loaned           $1,500,260,169
Cash                                               3,861,421
Receivables:
  Dividends and interest                          10,683,537
  Investment securities sold                       9,627,825
  Fund shares sold                                 1,300,334
Other assets                                         135,126
                                              --------------
    Total assets                               1,525,868,412
                                              --------------
LIABILITIES:
Securities lending collateral                     55,216,728
Payables:
  Investment securities purchased                 15,588,266
  Fund shares redeemed                             2,277,312
  Transfer agent (See Note 3)                        927,884
  Manager (See Note 3)                               864,629
  NYLIFE Distributors (See Note 3)                   407,027
  Shareholder communication                          144,664
  Professional fees                                   96,708
  Variation margin on futures contracts               96,560
  Trustees                                            17,206
  Custodian                                           14,555
Accrued expenses                                       7,876
Dividend payable                                           7
                                              --------------
    Total liabilities                             75,659,422
                                              --------------
Net assets                                    $1,450,208,990
                                              ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per share)
  1 billion shares authorized:
  Class A                                     $      154,620
  Class B                                             56,110
  Class C                                             62,427
  Class I                                            137,273
  Class R1                                            51,473
  Class R2                                            40,447
  Class R3                                                 4
Additional paid-in capital                     1,280,260,077
Accumulated undistributed net investment
  income                                           1,725,037
Accumulated undistributed net realized gain
  on investments and futures transactions         44,762,305
Net unrealized appreciation on investments
  and futures contracts                          122,959,217
                                              --------------
Net assets                                    $1,450,208,990
                                              ==============
CLASS A
Net assets applicable to outstanding shares   $  446,453,744
                                              ==============
Shares of capital stock outstanding               15,461,989
                                              ==============
Net asset value per share outstanding         $        28.87
Maximum sales charge (5.50% of offering
  price)                                                1.68
                                              --------------
Maximum offering price per share outstanding  $        30.55
                                              ==============
CLASS B
Net assets applicable to outstanding shares   $  161,552,691
                                              ==============
Shares of capital stock outstanding                5,610,958
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        28.79
                                              ==============
CLASS C
Net assets applicable to outstanding shares   $  179,682,073
                                              ==============
Shares of capital stock outstanding                6,242,730
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        28.78
                                              ==============
CLASS I
Net assets applicable to outstanding shares   $  396,983,032
                                              ==============
Shares of capital stock outstanding               13,727,280
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        28.92
                                              ==============
CLASS R1
Net assets applicable to outstanding shares   $  148,763,227
                                              ==============
Shares of capital stock outstanding                5,147,305
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        28.90
                                              ==============
CLASS R2
Net assets applicable to outstanding shares   $  116,762,012
                                              ==============
Shares of capital stock outstanding                4,044,693
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        28.87
                                              ==============
CLASS R3
Net assets applicable to outstanding shares   $       12,211
                                              ==============
Shares of capital stock outstanding                      423
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        28.86*
                                              ==============

* Difference in the NAV recalculation and NAV stated is caused by rounding differences.

 20 MainStay Balanced Fund          The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                       $13,075,342
  Dividends                                        7,838,487
  Income from securities loaned--net                  62,543
                                                 ------------
    Total income                                  20,976,372
                                                 ------------
EXPENSES:
  Manager (See Note 3)                             5,088,919
  Distribution--Class B (See Note 3)                 593,131
  Distribution--Class C (See Note 3)                 651,299
  Distribution--Class R3 (See Note 3)                     13
  Transfer agent--Classes A, B and C
    (See Note 3)                                     878,290
  Transfer agent--Classes I, R1, R2 and R3
    (See Note 3)                                     334,755
  Distribution/Service--Class A (See Note 3)         536,170
  Service--Class B (See Note 3)                      197,710
  Service--Class C (See Note 3)                      217,100
  Distribution/Service--Class R2 (See Note 3)        142,841
  Distribution/Service--Class R3 (See Note 3)             13
  Professional fees                                  120,488
  Shareholder service--Class R1                       62,733
  Shareholder service--Class R2                       57,136
  Shareholder service--Class R3                            5
  Shareholder communication                          119,329
  Registration                                        76,178
  Trustees                                            29,892
  Custodian                                           26,511
  Miscellaneous                                       36,952
                                                 ------------
    Total expenses before waiver                   9,169,465
  Expense waiver from Manager (See Note 3)           (73,875)
                                                 ------------
    Net expenses                                   9,095,590
                                                 ------------
Net investment income                             11,880,782
                                                 ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
  Security transactions                           45,802,481
  Futures transactions                               689,562
                                                 ------------
Net realized gain on investments and futures
  transactions                                    46,492,043
                                                 ------------
Net change in unrealized appreciation on:
  Security transactions                           37,233,984
  Futures contracts                                    4,040
                                                 ------------
Net change in unrealized appreciation on
  investments and futures contracts               37,238,024
                                                 ------------
Net realized and unrealized gain on investments
  and futures transactions                        83,730,067
                                                 ------------
Net increase in net assets resulting from
  operations                                     $95,610,849
                                                 ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   21

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                              2007             2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income              $   11,880,782   $   19,638,196
 Net realized gain on investments
  and futures transactions              46,492,043       34,390,286
 Net change in unrealized
  appreciation on investments and
  futures contracts                     37,238,024       64,933,429
                                    -------------------------------
 Net increase in net assets
  resulting from operations             95,610,849      118,961,911
                                    -------------------------------
Dividends and distributions to shareholders:
 From net investment income:
   Class A                              (3,899,661)      (5,714,660)
   Class B                                (854,878)      (1,306,124)
   Class C                                (933,967)      (1,232,741)
   Class I                              (4,293,988)      (6,313,349)
   Class R1                             (1,358,337)      (1,838,678)
   Class R2                             (1,083,356)      (1,449,904)
   Class R3                                    (88)             (72)
 From net realized gain on investments:
   Class A                             (10,882,647)     (14,375,637)
   Class B                              (4,100,774)      (9,718,702)
   Class C                              (4,451,148)      (6,839,672)
   Class I                              (9,741,268)     (12,867,732)
   Class R1                             (2,831,505)      (3,523,938)
   Class R2                             (2,863,815)      (3,370,621)
   Class R3                                   (270)              --
                                    -------------------------------
 Total dividends and distributions
  to shareholders                      (47,295,702)     (68,551,830)
                                    -------------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                              41,916,578      143,119,761
   Class B                              12,509,169       34,695,453
   Class C                              17,468,232       56,354,996
   Class I                              40,823,360      172,050,282
   Class R1                             41,154,511       38,768,840
   Class R2                             19,673,152       63,554,213
   Class R3                                  1,162           10,000

                                              2007             2006
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
   Class A                          $   13,165,344   $   17,368,513
   Class B                               4,383,470       10,056,010
   Class C                               3,869,437        5,697,641
   Class I                              13,893,215       18,921,043
   Class R1                              4,189,842        5,362,616
   Class R2                              3,947,163        4,805,575
   Class R3                                    358               72
                                    -------------------------------
                                       216,994,993      570,765,015
 Cost of shares redeemed:
   Class A                             (49,247,942)    (120,943,179)
   Class B                             (11,994,630)     (42,678,256)
   Class C                             (17,216,851)     (39,998,649)
   Class I                             (47,766,562)     (98,124,065)
   Class R1                            (10,180,664)     (17,015,533)
   Class R2                            (20,431,682)     (33,489,887)
                                    -------------------------------
                                      (156,838,331)    (352,249,569)

Net asset value of shares converted (See Note 1):
   Class A                               4,999,498       56,462,591
   Class B                              (4,999,498)     (56,462,591)
   Increase in net assets derived
    from capital share
    transactions                        60,156,662      218,515,446
                                    -------------------------------
   Net increase in net assets          108,471,809      268,925,527

NET ASSETS:
Beginning of period                  1,341,737,181    1,072,811,654
                                    -------------------------------
End of period                       $1,450,208,990   $1,341,737,181
                                    ===============================
Accumulated undistributed net
 investment income at end of
 period                             $    1,725,037   $    2,268,530
                                    ===============================

 22 MainStay Balanced Fund          The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     23

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                    CLASS A
                                            -------------------------------------------------------
                                                                                        JANUARY 2,
                                            SIX MONTHS                                     2004*
                                              ENDED                                       THROUGH
                                            APRIL 30,       YEAR ENDED OCTOBER 31,      OCTOBER 31,
                                              2007**          2006          2005           2004
Net asset value at beginning of period       $  27.92       $  26.90      $  25.41       $  24.45
                                            ----------      --------      --------      -----------
Net investment income                            0.24           0.44          0.35           0.19
Net realized and unrealized gain on
  investments                                    1.69           2.23          1.91           0.96
                                            ----------      --------      --------      -----------
Total from investment operations                 1.93           2.67          2.26           1.15
                                            ----------      --------      --------      -----------
Less dividends and distributions:
  From net investment income                    (0.25)         (0.40)        (0.31)         (0.19)
  From net realized gain on investments         (0.73)         (1.25)        (0.46)            --
                                            ----------      --------      --------      -----------
Total dividends and distributions               (0.98)         (1.65)        (0.77)         (0.19)
                                            ----------      --------      --------      -----------
Net asset value at end of period             $  28.87       $  27.92      $  26.90       $  25.41
                                            ==========      ========      ========      ===========
Total investment return (b)                      7.10%(c)      10.35%         8.96%          4.70%(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          1.76%+         1.63%         1.32%          0.99%+
  Net expenses                                   1.28%+         1.32%         1.32%          1.34%+#
  Expenses (before waiver)                       1.28%+         1.32%         1.32%          1.34%+#
Portfolio turnover rate                            25%            55%           93%            42%
Net assets at end of period (in 000's)       $446,454       $420,694      $307,538       $108,204

                                                                                CLASS I
                                            -------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                            APRIL 30,                           YEAR ENDED OCTOBER 31,
                                              2007**          2006          2005          2004          2003         2002
Net asset value at beginning of period       $  27.96       $  26.94      $  25.43      $  24.07      $  20.41      $ 20.78
                                            ----------      --------      --------      --------      --------      -------
Net investment income                            0.30           0.53          0.45          0.34          0.38(a)      0.48
Net realized and unrealized gain on
  investments                                    1.70           2.27          1.94          1.68          3.67         0.00(d)
                                            ----------      --------      --------      --------      --------      -------
Total from investment operations                 2.00           2.80          2.39          2.02          4.05         0.48
                                            ----------      --------      --------      --------      --------      -------
Less dividends and distributions:
  From net investment income                    (0.31)         (0.53)        (0.42)        (0.34)        (0.39)       (0.44)
  From net realized gain on investments         (0.73)         (1.25)        (0.46)        (0.32)           --        (0.41)
                                            ----------      --------      --------      --------      --------      -------
Total dividends and distributions               (1.04)         (1.78)        (0.88)        (0.66)        (0.39)       (0.85)
                                            ----------      --------      --------      --------      --------      -------
Net asset value at end of period             $  28.92       $  27.96      $  26.94      $  25.43      $  24.07      $ 20.41
                                            ==========      ========      ========      ========      ========      =======
Total investment return (b)                      7.32%(c)      10.84%         9.46%         8.45%        20.13%        2.18%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          2.16%+         2.11%         1.77%         1.42%         1.78%        2.30%
  Net expenses                                   0.88%+         0.85%         0.86%         0.91%#        0.99%#       0.96%#
  Expenses (before waiver)                       0.90%+         0.85%         0.86%         0.91%#        1.03%#       1.02%#
Portfolio turnover rate                            25%            55%           93%           42%           51%          62%
Net assets at end of period (in 000's)       $396,983       $376,763      $269,652      $180,262      $147,519      $83,906

*    Commencement of operations.
**   Unaudited.
#    Includes transfer agent fees paid indirectly which amounted to 0.02%, 0.05% and 0.02% of average net assets for the years or periods ended October 31, 2004, October 31, 2003 and
     October 31, 2002, respectively.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges. Class I, Class R1, Class R2 and
     Class R3 are not subject to sales charges.
(c)  Total return is not annualized.
(d)  Less than one cent per share.

 24 MainStay Balanced Fund          The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                          CLASS B                                                       CLASS C
-----------------------------------------------------------      ------------------------------------------------------
                                                JANUARY 2,
    SIX MONTHS                                     2004*         SIX MONTHS
      ENDED               YEAR ENDED              THROUGH          ENDED
    APRIL 30,            OCTOBER 31,            OCTOBER 31,      APRIL 30,             YEAR ENDED OCTOBER 31,
      2007**          2006          2005           2004            2007**          2006          2005         2004
     $  27.84       $  26.84      $  25.37        $ 24.46         $  27.83       $  26.83      $  25.37      $ 24.08
    ----------      --------      --------      -----------      ----------      --------      --------      -------
         0.14           0.23          0.18           0.08             0.14           0.24          0.17         0.13
         1.69           2.22          1.89           0.93             1.69           2.21          1.89         1.62
    ----------      --------      --------      -----------      ----------      --------      --------      -------
         1.83           2.45          2.07           1.01             1.83           2.45          2.06         1.75
    ----------      --------      --------      -----------      ----------      --------      --------      -------
        (0.15)         (0.20)        (0.14)         (0.10)           (0.15)         (0.20)        (0.14)       (0.14)
        (0.73)         (1.25)        (0.46)            --            (0.73)         (1.25)        (0.46)       (0.32)
    ----------      --------      --------      -----------      ----------      --------      --------      -------
        (0.88)         (1.45)        (0.60)         (0.10)           (0.88)         (1.45)        (0.60)       (0.46)
    ----------      --------      --------      -----------      ----------      --------      --------      -------
     $  28.79       $  27.84      $  26.84        $ 25.37         $  28.78       $  27.83      $  26.83      $ 25.37
    ==========      ========      ========      ===========      ==========      ========      ========      =======
         6.69%(c)       9.49%         8.19%          4.13%(c)         6.69%(c)       9.49%         8.15%        7.30%
         1.01%+         0.94%         0.57%          0.24%+           1.01%+         0.89%         0.57%        0.24%
         2.03%+         2.07%         2.07%          2.09%+#          2.03%+         2.07%         2.07%        2.09%#
         2.03%+         2.07%         2.07%          2.09%+#          2.03%+         2.07%         2.07%        2.09%#
           25%            55%           93%            42%              25%            55%           93%          42%
     $161,553       $156,284      $206,074        $62,931         $179,682       $169,609      $141,279      $29,301

       CLASS C
---  ------------
     DECEMBER 30,
        2002*
       THROUGH
     OCTOBER 31,
         2003
        $20.27
     ------------
          0.15 (a)
          3.76
     ------------
          3.91
     ------------
         (0.10)
            --
     ------------
         (0.10)
     ------------
        $24.08
     ============
         19.32%(c)
          0.78%+
          1.98%+#
          2.03%+#
            51%
        $  372

                         CLASS R1                                                      CLASS R2
----------------------------------------------------------      ------------------------------------------------------
                                               JANUARY 2,                                                  JANUARY 2,
    SIX MONTHS                                    2004*         SIX MONTHS                                    2004*
      ENDED              YEAR ENDED              THROUGH          ENDED              YEAR ENDED              THROUGH
    APRIL 30,            OCTOBER 31,           OCTOBER 31,      APRIL 30,            OCTOBER 31,           OCTOBER 31,
      2007**          2006         2005           2004            2007**          2006         2005           2004
     $  27.94       $  26.93      $ 25.43        $ 24.45         $  27.91       $  26.90      $ 25.41        $ 24.45
    ----------      --------      -------      -----------      ----------      --------      -------      -----------
         0.27           0.53         0.43           0.23             0.25           0.46         0.39           0.18
         1.72           2.23         1.93           0.98             1.70           2.23         1.90           0.97
    ----------      --------      -------      -----------      ----------      --------      -------      -----------
         1.99           2.76         2.36           1.21             1.95           2.69         2.29           1.15
    ----------      --------      -------      -----------      ----------      --------      -------      -----------
        (0.30)         (0.50)       (0.40)         (0.23)           (0.26)         (0.43)       (0.34)         (0.19)
        (0.73)         (1.25)       (0.46)            --            (0.73)         (1.25)       (0.46)            --
    ----------      --------      -------      -----------      ----------      --------      -------      -----------
        (1.03)         (1.75)       (0.86)         (0.23)           (0.99)         (1.68)       (0.80)         (0.19)
    ----------      --------      -------      -----------      ----------      --------      -------      -----------
     $  28.90       $  27.94      $ 26.93        $ 25.43         $  28.87       $  27.91      $ 26.90        $ 25.41
    ==========      ========      =======      ===========      ==========      ========      =======      ===========
         7.27%(c)      10.70%        9.33%          4.96%(c)         7.15%(c)      10.44%        9.05%          4.71%(c)
         2.03%+         1.99%        1.68%          1.32%+           1.80%+         1.75%        1.43%          1.07%+
         0.98%+         0.95%        0.96%          1.01%+#          1.23%+         1.20%        1.21%          1.26%+#
         1.00%+         0.95%        0.96%          1.01%+#          1.25%+         1.20%        1.21%          1.26%+#
           25%            55%          93%            42%              25%            55%          93%            42%
     $148,763       $108,739      $77,397        $30,394         $116,762       $109,637      $70,872        $19,324

              CLASS R3
---  ---------------------------
                      APRIL 28,
     SIX MONTHS         2006*
       ENDED           THROUGH
     APRIL 30,       OCTOBER 31,
       2007**           2006
       $27.91          $27.25
     ----------      -----------
         0.22            0.20
         1.69            0.66
     ----------      -----------
         1.91            0.86
     ----------      -----------
        (0.23)          (0.20)
        (0.73)             --
     ----------      -----------
        (0.96)          (0.20)
     ----------      -----------
       $28.86          $27.91
     ==========      ===========
         6.98%(c)        3.18%(c)
         1.57%+          1.36%+
         1.48%+          1.48%+
         1.50%+          1.48%+
           25%             55%
       $   12          $   10

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   25

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

Eclipse Funds (the "Trust") was organized on July 30, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company and is comprised of three funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Balanced Fund (the "Fund"), a diversified fund.

The Fund currently offers seven classes of shares. Class I shares commenced on May 1, 1989. Class A shares, Class B shares, Class C shares, Class R1 and Class R2 shares commenced on December 30, 2002. Class R3 shares commenced on April 28, 2006. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I, Class R1, Class R2 and Class R3 shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The seven classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A, Class R2 and Class R3 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R1 shares are not subject to a distribution or service fee. Class R1, Class R2 and Class R3 shares are authorized to pay to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1, Class R2 or Class R3 shares, a shareholder service fee.

The Fund's investment objective is to seek high total return.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund's Manager, as defined in Note 3, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund held securities with a value of $4,363, that were valued in such manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in

 26 MainStay Balanced Fund
shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than short-term securities, for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 28) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill its investment objective.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

(H) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(I) RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses and it may be difficult to obtain a prompt sale at an acceptable price. (See Note 5 on page 29.)

(J) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial

                                                      www.mainstayfunds.com   27
difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 29.)

(K) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:
(A) MANAGER. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. The Fund is advised by NYLIM directly, without a subadvisor.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.75% on assets up to $1 billion and 0.70% on assets in excess of $1 billion.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.40%; Class B, 2.15%; Class C, 2.15%; Class I, 0.94%; Class R1, 1.04%; Class R2,
1.29%; and Class R3, 1.54%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 0.94% of the Fund's average daily net assets for its Class I shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $5,088,919 and waived its fees in the amount of $73,875.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

          OCTOBER 31,
             2010                          TOTAL
            $73,875                       $73,875
 -----------------------------------------------------------

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to Class A, Class B, Class C, Class R2 and Class R3 shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A and Class R2 Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A and Class R2 shares, which is an expense of the Class A and Class R2 shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of

 28 MainStay Balanced Fund
the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution or service activities as designated by the Distributor. Class I and Class R1 shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1, Class R2 and Class R3 shares.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $98,023 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $1,071, $117,146 and $10,830, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $1,213,045.

(E) INDEPENDENT TRUSTEE FEES. For the six months ended April 30, 2007, Independent Trustees were paid an annual retainer of $40,000 and an additional annual fee of $40,000 in connection with attendance at Board Meetings, plus reimbursement for travel and out-of-pocket expenses. The chairman of the Board of Trustees receives an additional retainer of $20,000 annually and the Audit Committee Chair receives an additional retainer of $15,000 annually. The retainers are paid in the aggregate for the Trust and other registered investment companies managed by NYLIM that are served by the Trustees.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                 $ 1,616        0.0*%
----------------------------------------------------------
Class B                                   1,313        0.0*
----------------------------------------------------------
Class C                                   1,765        0.0*
----------------------------------------------------------
Class R1                                  1,354        0.0*
----------------------------------------------------------
Class R2                                  1,344        0.0*
----------------------------------------------------------
Class R3                                 11,038       90.4
----------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $33,134.

NOTE 4--FEDERAL INCOME TAX:

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                 2006
Distributions paid from:
  Ordinary Income                             $35,229,375
  Long-Term Capital Gains                      33,322,455
---------------------------------------------------------
                                              $68,551,830
---------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED AND RESTRICTED SECURITIES:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $53,465,036. The Fund received $55,216,728 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

                                                      www.mainstayfunds.com   29

As of April 30, 2007, the Fund held restricted securities as follows:

                                                               DATE(S) OF                            4/30/07      PERCENTAGE OF
SECURITY                                                      ACQUISITION      SHARES      COST        VALUE         NET ASSETS
North Atlantic Trading Co., Inc.
  Common Stock                                                    4/21/04         130        $1           $1               0.0%(a)
-------------------------------------------------------------------------------------------------------------------------------

(a) Less than one-tenth of a percent.

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of U.S. Government securities were $0 and $243, respectively. Purchase and sale of securities, other than U.S. Government securities and short-term securities, were $368,842 and $336,522, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                               SIX MONTHS ENDED
                                                APRIL 30, 2007*
                                          CLASS A   CLASS B   CLASS C
Shares sold                                1,485      444       622
---------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions                471      157       139
---------------------------------------------------------------------
                                           1,956      601       761
Shares redeemed                           (1,742)    (451)     (612)
---------------------------------------------------------------------
Shares converted (See Note 1)                178     (153)       --
---------------------------------------------------------------------
Net increase (decrease)                      392       (3)      149
---------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                      APRIL 30, 2007*
                                          CLASS I   CLASS R1   CLASS R2   CLASS R3

Shares sold                                1,445     1,466        701         --(a)
----------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions                496       150        141         --(a)
----------------------------------------------------------------------------------
                                           1,941     1,616        842         --(a)
Shares redeemed                           (1,689)     (360)      (725)        --
----------------------------------------------------------------------------------
Net increase                                 252     1,256        117         --(a)
----------------------------------------------------------------------------------

                                                         YEAR ENDED
                                                      OCTOBER 31, 2006
                                              CLASS A      CLASS B      CLASS C

Shares sold                                    5,322        1,291        2,098
-------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions                    656          382          217
-------------------------------------------------------------------------------
                                               5,978        1,673        2,315
Shares redeemed                               (4,480)      (1,592)      (1,487)
-------------------------------------------------------------------------------
Shares converted (See Note 1)                  2,141       (2,145)          --
-------------------------------------------------------------------------------
Net increase (decrease)                        3,639       (2,064)         828
-------------------------------------------------------------------------------

                                                                          APRIL 28, 2006**
                                                   YEAR ENDED                 THROUGH
                                                OCTOBER 31, 2006          OCTOBER 31, 2006
                                          CLASS I   CLASS R1   CLASS R2      CLASS R3+

Shares sold                                6,380      1,445      2,354          --(a)
------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of dividends and
  distributions                              713        202        182          --(a)
------------------------------------------------------------------------------------------
                                           7,093      1,647      2,536          --(a)
Shares redeemed                           (3,627)      (630)    (1,242)         --
------------------------------------------------------------------------------------------
Net increase                               3,466      1,017      1,294          --(a)
------------------------------------------------------------------------------------------

*   Unaudited.
**  Commencement of Operations.
+   Class R3 commenced operations on April 28, 2006.
(a) Less than one thousand shares.

NOTE 10--OTHER MATTERS:

The SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index

 30 MainStay Balanced Fund

Fund and the fees and expenses of that Fund, as well as the related guaranteed disclosure to Fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance at this time as to the outcome of these efforts. The MainStay Equity Index Fund is not a portfolio of Eclipse Funds.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

                                                      www.mainstayfunds.com   31

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of trustees, including a majority of trustees who are not "interested persons" of the fund, as defined in the 1940 Act ("Independent Trustees"), annually review and approve the fund's investment advisory Agreement. At its March 29-30, 2007 meeting, the Board of Trustees (the "Board") of the Balanced Fund (the "Fund"), which was comprised solely of Independent Trustees, unanimously approved the renewal of the Fund's Management Agreement (the "Agreement") for one additional year.

In reaching its decision to renew the Agreement, the Board considered information furnished to the Board throughout the year at regular and special Board meetings, as well as information prepared specifically in connection with the annual contract review process that took place at various meetings between December 2006 and March 2007. Information provided to the Board at its meetings throughout the year included, among other things, detailed investment analytics reports on the Fund, prepared by the Investment Consulting Group at New York Life Investment Management LLC ("NYLIM"), investment adviser to the Fund. These reports were developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on shareholder services, legal and compliance matters, portfolio turnover, and sales and marketing activity. Information requested by and provided to the Board specifically in connection with the annual contract review process included, among other things, a report on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"), an outside third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management fee and ordinary operating expenses. The Board also requested and received information on the profitability of the Fund to NYLIM and its affiliates, discussed in greater detail below, and responses to a comprehensive list of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board.

In determining to renew the Agreement for one additional year, the members of the Board reviewed and evaluated all of this information and factors they believed, in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment, to be relevant and appropriate. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by NYLIM as adviser to the Fund; (ii) the investment performance of the Fund; (iii) the cost of the services to be provided, and profits to be realized, by NYLIM and its affiliates from NYLIM's relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management fee level and overall total ordinary operating expenses, particularly as compared to similar portfolios.

The Board's decision to renew the Agreement was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year and specifically in connection with the contract renewal process. The members of the Board may have weighed certain factors differently. The Board's conclusions with respect to the Agreement were based also on the Board's consideration of the Agreement in prior years. In addition to considering the factors noted above, the Board observed that there are a range of investment options available to shareholders of the Fund, including a wide variety of mutual funds offered by competitors to the MainStay Family of Funds, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the MainStay Family of Funds. A discussion of the factors that figured prominently in the Board's decision to renew the Agreement is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY NYLIM

In considering the renewal of the Agreement, the Board examined the nature, extent and quality of the services that NYLIM provides to the Fund. The Board evaluated NYLIM's experience in serving as manager of the Fund, noting that NYLIM manages other mutual funds and serves a variety of other investment advisory clients, including other pooled investment vehicles. The Board considered the experience of senior personnel at NYLIM providing management and administrative services to the Fund, as well as NYLIM's reputation and financial condition. The Board considered NYLIM's performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, and for implementing Board directives as they relate to the Fund. In addition, the Board noted that NYLIM also is responsible for paying substantially all of the salaries and expenses for the Fund's officers. The Board considered the scope and quality of NYLIM's services provided to the Fund's shareholders (including services provided through its affiliate, NYLIM Service Company LLC), including the more extensive requirements of New York Life agents and reputation as a high-quality provider of shareholder services, which has been recognized by independent third-parties on numerous occasions. The Board also reviewed NYLIM's willingness to invest in personnel designed to benefit the Fund, including recent enhancements to investment teams at NYLIM's Equity Investors Group. The Board further considered NYLIM's

 32 MainStay Balanced Fund
track record and experience in providing investment advisory services to the Fund. In this regard, the Board considered the experience of the Fund's portfolio management team, the number of accounts managed by portfolio managers and NYLIM's method for compensating portfolio managers. In addition, the Board considered the benefits to shareholders of being part of the MainStay Family of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus. Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund is likely to continue to benefit from the nature, extent and quality of these services as a result of NYLIM's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE OF THE BALANCED FUND

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment analytics reports provided by NYLIM's Investment Consulting Group on the Fund throughout the year. These reports, which were prepared by NYLIM in consultation with the Board, include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to similar mutual funds managed by other investment advisers.

In considering the Fund's investment performance, the Board gave weight to its ongoing discussions with senior management at NYLIM concerning Fund investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board considered specific actions that NYLIM had taken, or had agreed with the Board to take, to improve the Fund's investment performance, and any results of those actions. In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record, as opposed to the Fund's short-term investment performance.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund's investment performance over time has been satisfactory. The Fund discloses more information about its performance in the Manager Discussions and Financial Highlights sections of this Semiannual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NYLIM AND ITS AFFILIATES

The Board considered the costs of the services provided by NYLIM under the Agreement and the profitability of NYLIM and its affiliates due to their relationship with the Fund over various time periods.

In evaluating the costs and profits of NYLIM and its affiliates due to their relationship with the Fund, the Board considered, among other things, NYLIM's investments in personnel, systems, equipment and other resources necessary to manage the Fund. The Board acknowledged that NYLIM must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that NYLIM's ability to maintain a strong financial position is important in order for NYLIM to continue to provide high-quality ongoing services to the Fund and its shareholders. The Board noted, for example, recent increased costs borne by NYLIM and its affiliates due to new regulatory and compliance requirements.

The Board also reviewed information from NYLIM regarding the estimated profitability realized by NYLIM and its affiliates due to their overall relationship with the Fund. The Board considered information from NYLIM illustrating the revenues and expenses allocated by NYLIM to the Fund, noting the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by NYLIM to the Board with respect to the Fund was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by NYLIM and its affiliates due to their relationship with the Fund. The Board recognized, for example, the benefits to NYLIM from legally permitted "soft-dollar" arrangements by which brokers may provide research and other services to NYLIM in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities. The Board also considered that, in addition to fees earned by NYLIM for managing the Fund, NYLIM affiliates also earn revenues from serving the Fund in various other capacities, including as transfer agent and distributor. The information provided to the Board indicated that the profitability to NYLIM and its affiliates arising directly from these other arrangements was not excessive.

                                                      www.mainstayfunds.com   33

The Board noted that, although it assessed the overall profitability of the Fund to NYLIM and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to NYLIM and its affiliates under the Agreement, the Board considered the profitability of NYLIM's relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreement, that the profit to be realized by NYLIM and its affiliates due to their relationship with the Fund is fair and reasonable.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from NYLIM and Strategic Insight showing how the Fund's management fee compared with fees charged for similar services by peer funds as assets hypothetically increase over time. The Board noted the extent to which the Fund benefits from economies of scale through expense waivers and reimbursements. While recognizing that any precise determination of future economies of scale is necessarily subjective, the Board considered the extent to which NYLIM may realize a larger profit margin as the Fund's assets grow over time. The Board also observed that NYLIM subsidizes many of the Fund's overall expenses through the operation of contractual and voluntary expense limitations that may be lifted only with prior approval of the Board.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund continues to grow over time.

MANAGEMENT FEE AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fee to be paid under the Agreement and the Fund's total ordinary operating expenses.

The Board considered information provided by NYLIM on the fees that NYLIM charges to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account the relative scope of services provided to the Fund as opposed to NYLIM's other investment advisory clients. The Board also considered comparative data provided by Strategic Insight on the fees and expense ratios charged by similar mutual funds managed by other investment advisers. This comparative information assisted the Board in evaluating the reasonableness of the Fund's management fee when compared to similar fees charged by NYLIM to other investment advisory clients, and fees charged by other investment advisers to mutual funds in the Fund's peer group.

In assessing the reasonableness of the Fund's management fee and total ordinary operating expenses, the Board took note of fee and expense arrangements that had been negotiated by the Board with NYLIM in recent years and observed that NYLIM has subsidized the total ordinary operating expenses of the Fund and Fund share classes through the imposition of expense limitation arrangements that may be modified only with the prior approval of the Board.

Based on these considerations, the Board concluded that the Fund's management fee and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreement, supports the conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, which consisted entirely of Independent Trustees, unanimously approved the renewal of the Agreement for one additional year.

 34 MainStay Balanced Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Funds' website at www.mainstayfunds.com; and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request by calling 1-800-MAINSTAY (1-800-624-6782); visiting the Funds' website at www.mainstayfunds.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov and may be available by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of Eclipse Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

                     VOTES           VOTES
BALANCED FUND         FOR          WITHHELD     ABSTENTIONS       TOTAL
Susan B.
 Kerley          35,848,337.083   72,796.135    48,485.000    35,969,618.218
----------------------------------------------------------------------------
Alan R.
 Latshaw         35,847,093.807   74,039.411    48,485.000    35,969,618.218
----------------------------------------------------------------------------
Peter Meenan     35,849,409.437   71,723.781    48,485.000    35,969,618.218
----------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      35,847,555.736   73,577.482    48,485.000    35,969,618.218
----------------------------------------------------------------------------
Richard S.
 Trutanic        35,845,646.120   75,487.098    48,485.000    35,969,618.218
----------------------------------------------------------------------------
Roman L. Weil    35,847,476.090   73,657.128    48,485.000    35,969,618.218
----------------------------------------------------------------------------
John A.
 Weisser         35,848,166.366   72,966.852    48,485.000    35,969,618.218
----------------------------------------------------------------------------
Brian A.
 Murdock         35,846,772.847   74,360.371    48,485.000    35,969,618.218
----------------------------------------------------------------------------

This resulted in approval of the proposal.

                                                      www.mainstayfunds.com   35

TRUSTEES AND OFFICERS

The Trustees oversee the Fund and the Manager. Pursuant to notice, a Special Meeting of Shareholders of Eclipse Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Director, Eclipse Funds Inc.
        3/14/56           Trustee since      and President (since 2004) and                    since June 2007 (15 funds);
                          June 2007 and      Chief Executive Officer (since                    Director, MainStay VP Series
                          Chief Executive    2006), New York Life Investment                   Fund, Inc., since 2006 (25
                          Officer since      Management LLC and New York                       portfolios); Director, ICAP
                          2006               Life Investment Management                        Funds, Inc., since 2006 (3
                                             Holdings LLC; Senior Vice                         funds); Trustee, The MainStay
                                             President, New York Life                          Funds since 2006 (19 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds Inc. (since 2006);
                                             Chairman (2006 to 2007) and
                                             Trustee and Chief Executive
                                             Officer (since 2006), The
                                             MainStay Funds; Chairman (2006
                                             to 2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 36   MainStay Balanced Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                     NUMBER OF FUNDS
                          THE COMPANY                                          IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)           OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
        ------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management           65         Chairman since 2005 and Director
        8/12/51           Chairman since     Advisors LLC (since 1990)                          since 1990, Eclipse Funds Inc.
                          2005 and Trustee                                                      (15 funds); Chairman and
                          since 2000                                                            Director, ICAP Funds, Inc.,
                                                                                                since 2006 (3 funds); Chairman
                                                                                                and Trustee, The MainStay Funds,
                                                                                                since June 2007 (19 funds);
                                                                                                Chairman and Director, MainStay
                                                                                                VP Series Fund, Inc., since June
                                                                                                2007 (25 portfolios); Trustee,
                                                                                                Legg Mason Partners Funds, Inc.,
                                                                                                since 1991 (30 portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young         65         Director, Eclipse Funds Inc.
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                       since June 2007 (15 funds);
                          Committee          Arthur Andersen LLP (1976 to                       Director, ICAP Funds, Inc.,
                          Financial Expert   2002); Consultant to the                           since June 2007 (3 funds);
                          since June 2007    MainStay Funds Audit and                           Trustee, The MainStay Funds
                                             Compliance Committee (2004 to                      since 2006 (19 funds); Director,
                                             2006)                                              MainStay VP Series Fund, Inc.,
                                                                                                since June 2007 (25 portfolios);
                                                                                                Trustee, State Farm Associates
                                                                                                Funds Trusts since 2005 (3
                                                                                                portfolios); Trustee, State Farm
                                                                                                Mutual Fund Trust since 2005 (15
                                                                                                portfolios); Trustee, State Farm
                                                                                                Variable Product Trust since
                                                                                                2005 (9 portfolios); Trustee,
                                                                                                Utopia Funds since 2005 (4
                                                                                                portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                 65         Director, Eclipse Funds Inc.
        12/5/41           Trustee since                                                         since 2002 (15 funds); Director,
                          2002                                                                  ICAP Funds, Inc., since June
                                                                                                2007 (3 funds); Trustee, The
                                                                                                MainStay Funds since June 2007
                                                                                                (19 funds); Director, MainStay
                                                                                                VP Series Fund, Inc., since June
                                                                                                2007 (25 portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital          65         Director, Eclipse Funds Inc.
        NOLAN, JR.        Trustee since      Management; President--Shields/                    since June 2007 (15 funds);
        11/16/46          June 2007          Alliance, Alliance Capital                         Director, ICAP Funds, Inc.,
                                             Management (1994 to 2004)                          since June 2007 (3 funds);
                                                                                                Trustee, The MainStay Funds
                                                                                                since June 2007 (19 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 2006 (25
                                                                                                portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief         65         Director, Eclipse Funds Inc.
        TRUTANIC          Trustee since      Executive Office (1990 to 1999),                   since June 2007 (15 funds);
        2/13/52           June 2007          Somerset Group (financial                          Director, ICAP Funds, Inc.,
                                             advisory firm); Managing                           since June 2007 (3 funds);
                                             Director and Advisor, The                          Trustee, The MainStay Funds
                                             Carlyle Group (private                             since 1994 (19 funds); Director,
                                             investment firm) (2002 to 2004);                   MainStay VP Series Fund, Inc.,
                                             Senior Managing Director and                       since June 2007 (25 portfolios).
                                             Partner, Groupe Arnault S.A.
                                             (private investment firm) (1999
                                             to 2002)
        ------------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     37

                          TERM OF OFFICE,
                          POSITION(S) WITH                                     NUMBER OF FUNDS
                          THE COMPANY                                          IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)           OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
        ------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of              65         Director, Eclipse Funds Inc.
        5/22/40           Trustee and Audit  Accounting, Graduate School of                     since June 2007 (15 funds);
                          Committee          Business, University of Chicago;                   Director, ICAP Funds, Inc.,
                          Financial Expert   President, Roman L. Weil                           since June 2007 (3 funds);
                          since June 2007    Associates, Inc. (consulting                       Trustee, The MainStay Funds
                                             firm)                                              since June 2007 (19 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 1994 (25
                                                                                                portfolios).
        ------------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of           65         Director, Eclipse Funds Inc.
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                    since June 2007 (15 funds);
                          June 2007          1995)                                              Director, ICAP Funds, Inc.,
                                                                                                since June 2007 (3 funds);
                                                                                                Trustee, The MainStay Funds
                                                                                                since June 2007 (19 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 1997 (25
                                                                                                portfolios); Trustee, Direxion
                                                                                                Funds (57 funds) and Direxion
                                                                                                Insurance Trust (45 funds) since
                                                                                                March 2007.
        ------------------------------------------------------------------------------------------------------------------------

Lawrence Glacken and Robert P. Mulhearn resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds Inc., The MainStay
                                             Funds and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds Inc., The MainStay Funds,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American Skandia Trust (2006 to 2007); Treasurer and
                                             Principal Financial Officer, The Greater China Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds
                                             Inc., The MainStay Funds, MainStay VP Series Fund, Inc., and
                                             ICAP Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds Inc., MainStay VP
                                             Series Fund, Inc., and The MainStay Funds (since 2005) and
                                             ICAP Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

 38   MainStay Balanced Fund

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds
                                             Inc., The MainStay Funds and MainStay VP Series Fund, Inc.
                                             (since 2006) and ICAP Funds, Inc. (since 2006); Vice
                                             President--Compliance, Eclipse Funds Inc., The MainStay
                                             Funds and MainStay VP Series Fund, Inc. (2004 to 2006);
                                             Deputy Chief Compliance Officer, New York Life Investment
                                             Management LLC (2002 to 2003); Vice President and Compliance
                                             Officer, Goldman Sachs Asset Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds Inc., The MainStay Funds and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 10, 2007.

Patrick G. Boyle resigned as Executive Vice President of the Fund effective June 7, 2007.

Tony H. Elavia resigned as Senior Vice President of the Fund effective June 7, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     39

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                              Eclipse Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04847

NYLIM-AO10815         (RECYCLE LOGO)                     MS155-07   MSBL10-04/07
                                                                              B7

ITEM 2. CODE OF ETHICS

          Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

          Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

          Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

          The Schedule of Investments is included as part of Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

          Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

     (a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS


By: /s/ Stephen P. Fisher
    ---------------------------------
    STEPHEN P. FISHER
    President

Date: July 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ---------------------------------
    STEPHEN P. FISHER
    President

Date: July 5, 2007


By: /s/ Jack R. Benintende
    ---------------------------------
    JACK R. BENINTENDE
    Treasurer and Principal Financial
    and Accounting Officer

Date: July 5, 2007

                                  EXHIBIT INDEX

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.